UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017—May 31, 2018

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2018

Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
California Municipal Money Market Fund.	8
California Intermediate-Term Tax-Exempt Fund.	31
California Long-Term Tax-Exempt Fund.	174
About Your Fund’s Expenses.	220
Trustees Approve Advisory Arrangements.	222
Glossary.	224

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2018, Vanguard California Intermediate-Term Tax-Exempt Fund returned 0.71% for Investor Shares and 0.76% for Admiral Shares, outpacing its benchmark index and the average return of its peers.

• Vanguard California Long-Term Tax-Exempt Fund returned 0.81% for Investor Shares and 0.86% for Admiral Shares. The fund’s benchmark returned 0.95%; the average return of peer funds was also 0.95%.

• Vanguard California Municipal Money Market Fund returned 0.55%, outperforming the average return of its peers.

• Municipal bonds hit a bumpy patch as the new tax law affected supply and demand.

• The Long-Term and Intermediate-Term Funds both benefited from a tilt toward lower-quality investment-grade bonds, which outperformed. The Long-Term Fund was held back by its positions in hospital, local general obligation, and university revenue bonds.

Total Returns: Six Months Ended May 31, 2018
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard California Municipal Money Market Fund	1.02%	2.22%	0.55%	0.00%	0.55%
California Tax-Exempt Money Market Funds
Average					0.35
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	2.22%	4.84%	1.31%	-0.60%	0.71%
Admiral™ Shares	2.29	4.99	1.36	-0.60	0.76
Bloomberg Barclays Municipal California
Intermediate Bond Index					0.67
California Intermediate Municipal Debt Funds
Average					0.61

California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	2.60%	5.66%	1.64%	-0.83%	0.81%
Admiral Shares	2.67	5.82	1.69	-0.83	0.86
Bloomberg Barclays CA Municipal Bond Index					0.95
California Municipal Debt Funds Average					0.95
California Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the California Municipal Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield is based on the 2018 maximum federal tax rate of 40.8% (which combines 37.0%, the highest federal marginal tax bracket effective for 2018, and the 3.8% Medicare tax on investment income) and the maximum income tax rate for the state. Local taxes were not considered. This calculation also assumes that investors do not itemize deductions, including state taxes, on their federal return. Please see the prospectus dated March 28, 2018, for a detailed explanation of the methodology used in the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Municipal Money Market Fund	0.16%	—	0.41%
California Intermediate-Term Tax-Exempt Fund	0.19	0.09%	0.70
California Long-Term Tax-Exempt Fund	0.19	0.09	0.88

The fund expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the funds’ annualized expense ratios were: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the California Municipal Money Market Fund, California Tax-Exempt Money Market Funds; for the California Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; for the California Long-Term Tax-Exempt Fund, California Municipal Debt Funds. In most, if not all, cases, the expense ratios for the funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
			Total Returns
		Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

Advisor’s Report

For the six months ended May 31, 2018, Vanguard California Intermediate-Term Tax-Exempt Fund returned 0.71% for Investor Shares and 0.76% for Admiral Shares, outperforming its benchmark as well as the average return of its peer funds. Vanguard California Long-Term Tax-Exempt Fund returned 0.81% for Investor Shares and 0.86% for Admiral Shares, underperforming both its benchmark index and the average return of its peers.

Vanguard California Municipal Money Market Fund returned 0.55%; the average return of peer funds was 0.35%.

With municipal bond prices losing ground during the period, the Intermediate-Term Fund’s 30-day SEC yield rose from 1.79% to 2.22% for Investor Shares and from 1.89% to 2.29% for Admiral Shares. The yield for the Long-Term Fund rose from 2.21% to 2.60% for Investor Shares and from 2.31% to 2.67% for Admiral Shares. The Money Market Fund’s 7-day SEC yield rose from 0.77% to 1.02%.

The investment environment

Macroeconomic fundamentals were sound throughout the period. The U.S. economy expanded robustly amid solid business investment and consumer spending. In May, the unemployment rate was 3.8%, its lowest level in 18 years. Global growth remained supportive.

The Federal Reserve, acknowledging the health of the economy, moved further down the path toward monetary policy normalization. It continued shrinking the $4.5 trillion balance sheet that it had amassed since it began providing monetary stimulus in the wake of the 2007–2009 recession. It also raised the federal funds target rate in December and March (and again just after the close of the period under review).

However, investors abruptly began to see the glass as half empty toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised concerns that the Fed might start raising interest rates more aggressively. Brewing trade tensions and geopolitical flare-ups added to the downbeat mood. Market volatility spiked, stocks dropped sharply from record highs, and bond yields rose.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2017	2018
2 years	1.57%	1.75%
5 years	1.76	1.99
10 years	2.15	2.41
30 years	2.79	2.87
Source: Vanguard.

The muni market had to contend with the federal tax law enacted in late December. One significant change in the new law is that municipalities can no longer issue tax-exempt bonds to advance-refund outstanding debt. There was also concern—which proved unfounded—that the law would no longer let municipalities issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports.

The reduction of the statutory federal corporate tax rate to 21% affected demand for munis, making their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies.

The federal tax changes that some believed to be the beginning of the end for high-tax states appear not to have affected California. Actual revenues have far outpaced the state’s budgetary projections (revenues are 4.4% higher than the original projections for the ten months ended April 30, 2018). Revenues also have outpaced last year’s actual revenues by 9.6% (again, for the ten months ended April 30, 2018). Governor Jerry Brown, whose term ends in January, seems intent on leaving his successor with a strong fiscal position. He has recommended that virtually all the “extra” revenue be stashed in the state’s rainy-day fund. As a result, there is a good chance we will see an unassigned reserve balance of 13% by the end of 2018.

The state’s cities, counties, and school districts continue to operate in an environment conducive to fiscal strength and stability. School districts continue to receive their state funding on time, and cities and counties haven’t had fiscal problems for several years.

Overall, credit trends remain positive, although there is some concern about how federal policy may affect state and local budgets. And who will succeed Governor Brown is top of mind for many observers. Some have expressed concerns that California could return to its old cycle of instituting new and expensive programs during expansions, and then having to maintain their ongoing costs as a recession hits.

Muni issuance was light for the first five months of 2018. It has been interesting to see how issuers are dealing with the elimination of tax-exempt advance refundings. The state’s solution was to issue new money bonds with 8-year calls ($1.5 billion) in March and then issue $950 million in new money plus $1.2 billion in advance refunding taxable debt in April.

A few local issuers have used shorter calls or taxable issuance in their deals as well.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective, independent bond analyses. Our investment process relies on robust risk management to monitor the funds’ positioning.

Both the California Long-Term and Intermediate-Term Funds benefited from a tilt toward lower-quality investment-grade bonds, which outperformed. The Intermediate-Term Fund also benefited from an overweighting to bonds with maturities ranging between 10 and 20 years. The Long-Term Fund was held back by its positions in hospital, local general obligation, and university revenue bonds.

The funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). During the fiscal half year, however, only the Money Market Fund owned such securities.

The outlook

The U.S. economy is on track to rise above its long-term potential growth rate to about 2.5% in 2018. Although the slow pace of productivity growth, an aging population, and disruptive new technologies remain long-term structural drags, the recent tax cuts and increased government spending plus solid synchronized global growth could result in a cyclical upswing.

The national unemployment rate is at its lowest level since 2000 and is likely to edge even lower. Tightness in the labor market may finally be translating into upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in. Our long-term outlook for tepid inflation, however, is unchanged.

All of this, we believe, should justify the Fed’s raising the federal funds rate again in 2018 and three times in 2019.

We may see more bouts of volatility in the bond market related to shifting inflation and interest rate expectations. Muni supply and demand may also fluctuate as a result of the new tax law. Other potential triggers we’ll watch include the U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

We anticipate a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances. Some are raising rates, some plan to do so, and some are reducing quantitative easing. Withdrawing accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the future may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group

John M. Carbone, Principal, Portfolio Manager

James M. D’Arcy, CFA, Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager Vanguard Fixed Income Group

June 19, 2018

California Municipal Money Market Fund

Fund Profile
As of May 31, 2018

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	1.02%
Average Weighted
Maturity	23 days

1 The expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratio was 0.16%.

California Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
		CA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2008	2.21%	1.81%
2009	0.37	0.17
2010	0.11	0.01
2011	0.07	0.01
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.25	0.11
2017	0.64	0.24
2018	0.55	0.35
7-day SEC yield (5/31/2018): 1.02%
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
California Municipal Money Market
Fund	6/1/1987	0.80%	0.25%	0.31%

See Financial Highlights for dividend information.

California Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	1.070%	6/7/18 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.770%	6/7/18 LOC	29,560	29,560
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.910%	6/7/18 LOC	12,705	12,705
Alameda County CA CP	1.660%	6/6/18 LOC	5,000	5,000
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	1.050%	6/7/18 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.060%	6/7/18	13,330	13,330
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.080%	6/7/18	6,710	6,710
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.080%	6/7/18	6,060	6,060
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.080%	6/7/18	8,435	8,435
Big Bear Lake CA Industrial Revenue
(Southwest Gas Corp. Project) VRDO	1.120%	6/7/18 LOC	24,000	24,000
1 Burbank CA Unified School District GO TOB
VRDO	1.080%	6/7/18	5,520	5,520
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,890	1,924

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	2,040	2,076
California Department of Water Resources
Water System Revenue CP	1.600%	6/5/18	13,400	13,400
California Department of Water Resources
Water System Revenue CP	1.580%	6/18/18	36,333	36,333
California Department of Water Resources
Water System Revenue CP	1.600%	6/18/18	11,311	11,311
California Department of Water Resources
Water System Revenue CP	1.580%	6/20/18	15,000	15,000
California Department of Water Resources
Water System Revenue CP	1.480%	6/27/18	2,476	2,476
California Department of Water Resources
Water System Revenue CP	1.520%	6/29/18	37,759	37,759
California Department of Water Resources
Water System Revenue CP	1.380%	7/11/18	38,355	38,355
California Economic Recovery GO	5.000%	7/1/18 (ETM)	2,175	2,182
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.800%	6/7/18	7,895	7,895
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	1.200%	6/5/18	36,550	36,550
California Educational Facilities Authority
Revenue (Stanford University) CP	1.200%	8/6/18	41,500	41,500
California Educational Facilities Authority
Revenue (Stanford University) CP	1.320%	8/31/18	1,200	1,200
California Educational Facilities Authority
Revenue (Stanford University) CP	1.320%	8/31/18	37,950	37,950
California Educational Facilities Authority
Revenue (Stanford University) CP	1.780%	1/4/19	50,000	50,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.060%	6/7/18	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.090%	6/7/18	3,590	3,590
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	1.090%	6/7/18	3,000	3,000
California GO	5.000%	8/1/18	9,510	9,571
California GO	5.000%	8/1/18	8,250	8,303
California GO	5.000%	8/1/18	12,000	12,072
California GO	5.000%	8/1/18	16,100	16,203
California GO	4.000%	11/1/18	1,630	1,648
California GO CP	1.640%	6/5/18 LOC	12,000	12,000
California GO CP	1.560%	7/12/18 LOC	21,600	21,600
California GO CP	1.200%	8/1/18	10,385	10,385
California GO CP	1.580%	8/1/18 LOC	20,000	20,000
California GO CP	1.640%	8/2/18 LOC	20,000	20,000
California GO CP	1.700%	8/7/18 LOC	5,000	5,000
California GO CP	1.400%	8/28/18	45,000	45,000
1 California GO TOB VRDO	1.060%	6/7/18	6,290	6,290
1 California GO TOB VRDO	1.070%	6/7/18	8,365	8,365
1 California GO TOB VRDO	1.070%	6/7/18	3,000	3,000
1 California GO TOB VRDO	1.070%	6/7/18	3,335	3,335
1 California GO TOB VRDO	1.070%	6/7/18	4,500	4,500

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 California GO TOB VRDO	1.080%	6/7/18	6,720	6,720
1 California GO TOB VRDO	1.080%	6/7/18	3,375	3,375
1 California GO TOB VRDO	1.090%	6/7/18	5,560	5,560
California GO VRDO	0.440%	6/1/18 LOC	4,100	4,100
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.950%	6/7/18 LOC	10,900	10,900
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	1.000%	6/7/18 LOC	35,000	35,000
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County) VRDO	0.980%	6/7/18 LOC	21,925	21,925
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County) VRDO	0.980%	6/7/18 LOC	37,850	37,850
1 California Health Facilities Financing Authority
Revenue (Kaiser Credit Group) TOB VRDO	1.060%	6/7/18	9,020	9,020
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) CP	1.200%	7/17/18	28,165	28,165
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) CP	1.250%	8/9/18	3,400	3,400
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.950%	6/7/18	22,000	22,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.990%	6/7/18	17,305	17,305
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	1.000%	6/7/18	27,900	27,900
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.900%	6/7/18	22,190	22,190
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.060%	6/7/18	11,890	11,890
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.070%	6/7/18	4,675	4,675
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.070%	6/7/18	8,305	8,305
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.070%	6/7/18	3,100	3,100
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.070%	6/7/18	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.080%	6/7/18	4,250	4,250
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.080%	6/7/18	9,715	9,715
California Housing Finance Agency Multifamily
Housing Revenue VRDO	1.000%	6/7/18 LOC	11,005	11,005
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas
& Electric Co.) VRDO	0.550%	6/1/18 LOC	15,000	15,000
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	1.110%	6/7/18 LOC	3,800	3,800
1 California Infrastructure & Economic
Development Bank Revenue (University
of California) TOB VRDO	1.060%	6/7/18	7,500	7,500

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 California Infrastructure & Economic
Development Bank Revenue TOB VRDO	1.080%	6/7/18	6,970	6,970
California Municipal Finance Authority
Exempt Facilities Revenue (ExxonMobil
Project) VRDO	0.770%	6/1/18	19,200	19,200
California Municipal Finance Authority
Recovery Zone Revenue (Chevron USA
Inc. Project) VRDO	0.570%	6/1/18	88,755	88,755
1 California Municipal Finance Authority
Revenue (Pomona College) TOB VRDO	1.070%	6/7/18	3,750	3,750
California Pollution Control Financing
Authority Revenue (ExxonMobil Project)
VRDO	0.670%	6/1/18	8,045	8,045
California Pollution Control Financing
Authority Revenue (Pacific Gas & Electric
Co.) VRDO	0.500%	6/1/18 LOC	67,300	67,300
California Pollution Control Financing
Authority Revenue (Pacific Gas & Electric
Co.) VRDO	0.650%	6/1/18 LOC	115,400	115,400
California Pollution Control Financing
Authority Solid Waste Disposal Revenue
(Recology Inc. Project) VRDO	1.010%	6/7/18 LOC	58,020	58,020
1 California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group) TOB
VRDO	1.060%	6/7/18	4,000	4,000
1 California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group) TOB
VRDO	1.070%	6/7/18	3,750	3,750
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group) VRDO	0.600%	6/1/18 LOC	10,520	10,520
California State University Institute CP	1.230%	6/5/18 LOC	10,361	10,361
California State University Institute CP	1.230%	6/5/18	3,400	3,400
California State University Institute CP	1.320%	7/9/18 LOC	2,900	2,900
California State University Institute CP	1.320%	7/10/18	10,000	10,000
California State University Institute CP	1.320%	7/10/18 LOC	10,000	10,000
California State University Institute CP	1.630%	8/7/18 LOC	3,015	3,015
1 California State University Systemwide
Revenue TOB VRDO	1.060%	6/7/18	5,640	5,640
1 California State University Systemwide
Revenue TOB VRDO	1.060%	6/7/18	5,760	5,760
1 California State University Systemwide
Revenue TOB VRDO	1.070%	6/7/18	6,125	6,125
1 California State University Systemwide
Revenue TOB VRDO	1.070%	6/7/18	7,160	7,160
1 California State University Systemwide
Revenue TOB VRDO	1.070%	6/7/18 (Prere.)	440	440
1 California State University Systemwide
Revenue TOB VRDO	1.080%	6/7/18 LOC	145	145
California Statewide Communities
Development Authority (St. Joseph
Health System)	5.750%	7/1/18 (Prere.)	19,640	19,711
California Statewide Communities
Development Authority (St. Joseph
Health System)	5.250%	7/1/18 (Prere.)	10,000	10,032

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Multifamily
Housing Revenue (Canyon Springs
Apartments Project) VRDO	1.020%	6/7/18 LOC	10,895	10,895
California Statewide Communities
Development Authority Multifamily
Housing Revenue (Irvine Apartment
Communities LP) VRDO	0.900%	6/1/18 LOC	15,900	15,900
California Statewide Communities
Development Authority Multifamily
Housing Revenue (Ridgeway
Apartments) VRDO	0.820%	6/7/18 LOC	26,670	26,670
California Statewide Communities
Development Authority Multifamily
Housing Revenue (Wilshire Court Project)
VRDO	0.930%	6/7/18 LOC	11,900	11,900
California Statewide Communities
Development Authority Multifamily
Revenue VRDO	0.900%	6/1/18 LOC	28,400	28,400
California Statewide Communities
Development Authority Pollution Control
Revenue (Chevron USA Inc. Project) VRDO	0.570%	6/1/18	11,160	11,160
California Statewide Communities
Development Authority Revenue (Enloe
Medical Center)	6.250%	8/15/18 (Prere.)	7,000	7,071
California Statewide Communities
Development Authority Revenue
(Heritage Park Apartments) VRDO	0.930%	6/7/18 LOC	30,000	30,000
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.450%	7/12/18	29,500	29,488
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.200%	7/17/18	5,200	5,200
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.300%	8/1/18	25,000	25,000
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.300%	8/7/18	20,000	20,000
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.250%	8/8/18	16,090	16,090
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.250%	8/8/18	10,000	10,000
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.240%	8/15/18	20,000	20,000
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) CP	1.240%	8/15/18	25,000	25,000

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) CP	1.300%	8/15/18	30,000	30,000
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) CP	1.810%	9/13/18	33,750	33,750
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) CP	1.730%	10/2/18	16,250	16,250
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) VRDO	0.950%	6/7/18	5,000	5,000
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) VRDO	0.950%	6/7/18	31,310	31,310
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) VRDO	0.970%	6/7/18	40,070	40,070
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) VRDO	0.980%	6/7/18	54,935	54,935
	California Statewide Communities
	Development Authority Revenue
	(Kaiser Permanente) VRDO	0.980%	6/7/18	18,980	18,980
1	California Statewide Communities
	Development Authority Revenue
	(St. Joseph Health System) TOB VRDO	1.110%	6/7/18 (Prere.)	57,233	57,232
1	California Statewide Communities
	Development Authority Revenue
	(Sutter Health) TOB VRDO	1.060%	6/7/18	6,270	6,270
1	California Statewide Communities
	Development Authority Revenue
	(Trinity Health) TOB VRDO	1.070%	6/7/18	2,175	2,175
	Chabot-Las Positas CA Community
	College District GO	3.000%	8/1/18	1,700	1,705
	Chaffey CA Union High School District GO	2.000%	8/1/18	1,325	1,326
	Chula Vista CA Multifamily Housing Revenue
	(Teresina Apartments) VRDO	1.050%	6/7/18 LOC	27,940	27,940
	Contra Costa CA Municipal Water District
	Revenue (Extendible) CP	1.700%	1/25/19	16,000	16,000
	Contra Costa County CA Multifamily Housing
	Revenue (Park Regency) VRDO	1.050%	6/7/18 LOC	60,000	60,000
	Corona-Norco CA Unified School District GO	5.375%	8/1/18 (Prere.)	5,000	5,034
1	Culver City CA Unified School District GO
	TOB VRDO	0.800%	6/1/18	4,435	4,435
1	Cupertino CA Union School District GO
	TOB VRDO	1.080%	6/7/18	8,870	8,870
1	Desert CA Community College District GO
	TOB VRDO	1.080%	6/7/18	6,000	6,000
1	Desert CA Community College District GO
	TOB VRDO	1.090%	6/7/18	9,295	9,295
[1,2]	Dublin CA Unified School District GO TOB
	PUT	1.090%	6/7/18	12,000	12,000

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.270%	6/4/18	20,000	20,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.590%	6/18/18	20,200	20,200
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.270%	7/2/18	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.650%	7/3/18	10,000	10,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.600%	7/5/18	5,500	5,500
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.690%	7/5/18	12,000	12,000
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.250%	8/1/18	14,500	14,500
	East Bay CA Municipal Utility District Water
	System Revenue CP	1.680%	8/2/18	15,000	15,000
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	1.060%	6/7/18	6,775	6,775
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	1.070%	6/7/18 (Prere.)	10,445	10,445
1	East Bay CA Municipal Utility District Water
	System Revenue TOB VRDO	1.070%	6/7/18	2,500	2,500
1	Eastern California Municipal Water District
	Financing Authority Water & Wastewater
	Revenue TOB VRDO	1.060%	6/7/18	5,000	5,000
1	Eastern California Municipal Water District
	Water & Sewer COP TOB VRDO	1.070%	6/7/18 (Prere.)	1,595	1,595
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.830%	6/7/18	7,500	7,500
[1,2]	Elk Grove CA Unified School District GO
	TOB PUT	0.980%	6/7/18	3,200	3,200
1	Elk Grove CA Unified School District GO
	TOB VRDO	1.080%	6/7/18	4,660	4,660
	Elsinore Valley CA Municipal Water District
	COP VRDO	0.930%	6/7/18 LOC	7,450	7,450
	Escondido CA Community Development
	Multifamily Revenue (Heritage Park
	Apartments) VRDO	1.050%	6/7/18 LOC	4,250	4,250
1	Folsom Cordova Unified School District
	School Facilities Improvement Dist
	No. 5 TOB VRDO	1.070%	6/7/18	3,750	3,750
1	Fremont Union High School District TOB
	VRDO	1.060%	6/7/18	3,425	3,425
1	Hartnell CA Community College GO TOB
	VRDO	1.080%	6/7/18	2,500	2,500
1	Hayward CA Area Recreation & Park District
	GO TOB VRDO	1.080%	6/7/18	5,000	5,000
[1,2]	Huntington Beach CA City School District
	GO TOB PUT	0.980%	6/7/18	3,020	3,020
1	Imperial CA Irrigation District Electric
	Revenue TOB VRDO	1.110%	6/7/18	3,590	3,590
	Irvine CA Public Facilities & Infrastructure
	Authority Assessment Revenue VRDO	0.430%	6/1/18 LOC	8,985	8,985
2	Irvine CA Ranch Water District Revenue PUT	1.050%	3/8/19	18,120	18,120

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 Irvine CA Ranch Water District Revenue PUT	1.050%	3/8/19	11,400	11,400
Irvine CA Ranch Water District Revenue
VRDO	0.520%	6/1/18 LOC	2,800	2,800
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.430%	6/1/18 LOC	5,000	5,000
1 Irvine Ranch CA Water District COP TOB
VRDO	1.070%	6/7/18	3,220	3,220
1 Irvine Ranch CA Water District Revenue
TOB VRDO	1.070%	6/7/18	4,160	4,160
Kern County CA High School District GO	2.000%	8/1/18	4,600	4,605
Kings County CA Housing Authority
(Edgewater Isle Apartments) Revenue
VRDO	0.970%	6/7/18 LOC	11,585	11,585
Livermore CA Redevelopment Agency
Multi-Family Housing Revenue (Richards
Manor) VRDO	1.050%	6/7/18 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	1.070%	6/7/18	4,000	4,000
1 Long Beach CA Unified School District GO
TOB VRDO	1.080%	6/7/18	2,500	2,500
1 Long Beach CA Unified School District GO
TOB VRDO	1.080%	6/7/18	21,060	21,060
Los Angeles CA Community College
District GO	5.000%	8/1/18 (Prere.)	7,020	7,061
1 Los Angeles CA Community College
District GO TOB VRDO	1.080%	6/7/18 (Prere.)	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.910%	6/7/18 LOC	78,900	78,900
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.070%	6/7/18	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.070%	6/7/18	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.070%	6/7/18	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.080%	6/7/18	4,660	4,660
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.090%	6/7/18	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.110%	6/7/18	5,200	5,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.110%	6/7/18	2,940	2,940
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.110%	6/7/18	4,720	4,720
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.120%	6/7/18	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.120%	6/7/18	6,665	6,665
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.120%	6/7/18	5,020	5,020
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.070%	6/7/18	6,030	6,030

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.110%	6/7/18	6,830	6,830
1 Los Angeles CA Department of Airports
Revenue TOB VRDO	1.110%	6/7/18	2,500	2,500
Los Angeles CA Department of Water &
Power Revenue	5.000%	12/1/18	3,525	3,578
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.060%	6/7/18	4,000	4,000
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.070%	6/7/18	12,675	12,675
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.070%	6/7/18	10,835	10,835
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.070%	6/7/18	7,500	7,500
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.070%	6/7/18	1,150	1,150
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.070%	6/7/18	6,200	6,200
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.090%	6/7/18	2,000	2,000
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.090%	6/7/18	3,300	3,300
1 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.090%	6/7/18	10,900	10,900
Los Angeles CA Department of Water &
Power Revenue VRDO	0.440%	6/1/18	71,500	71,500
Los Angeles CA Department of Water &
Power Revenue VRDO	0.490%	6/1/18	3,200	3,200
Los Angeles CA Department of Water &
Power Revenue VRDO	0.490%	6/1/18	29,500	29,500
Los Angeles CA Department of Water &
Power Revenue VRDO	0.520%	6/1/18	19,600	19,600
Los Angeles CA Department of Water &
Power Revenue VRDO	0.800%	6/7/18	1,350	1,350
Los Angeles CA GO	5.000%	6/28/18	46,095	46,213
Los Angeles CA GO	5.000%	9/1/18	3,845	3,881
1 Los Angeles CA Harbor Department
Revenue TOB VRDO	1.060%	6/7/18 (Prere.)	8,150	8,150
1 Los Angeles CA Harbor Department
Revenue TOB VRDO	1.140%	6/7/18	2,220	2,220
Los Angeles CA Multifamily Housing
Revenue (Queen Portfolio Apartments
Project) VRDO	0.990%	6/7/18 LOC	6,050	6,050
Los Angeles CA Multifamily Housing
Revenue (San Regis Project) VRDO	1.050%	6/7/18 LOC	23,600	23,600
Los Angeles CA Municipal Improvement
Corp. Lease Revenue CP	1.300%	6/5/18 LOC	7,000	7,000
Los Angeles CA Municipal Improvement
Corp. Lease Revenue CP	1.300%	6/5/18 LOC	11,000	11,000
Los Angeles CA Municipal Improvement
Corp. Lease Revenue CP	1.700%	7/11/18 LOC	5,000	5,000
Los Angeles CA Municipal Improvement
Corp. Lease Revenue CP	1.420%	9/25/18	2,000	2,000

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Los Angeles CA Unified School District GO
	TOB VRDO	1.070%	6/7/18	10,000	10,000
1	Los Angeles CA Unified School District GO
	TOB VRDO	1.070%	6/7/18	6,665	6,665
1	Los Angeles CA Unified School District GO
	TOB VRDO	1.070%	6/7/18	4,000	4,000
1	Los Angeles CA Unified School District GO
	TOB VRDO	1.090%	6/7/18	5,200	5,200
	Los Angeles County CA Capital Asset
	Leasing Corp. CP	1.600%	6/7/18 LOC	18,490	18,490
	Los Angeles County CA Capital Asset
	Leasing Corp. CP	1.640%	6/7/18 LOC	5,000	5,000
	Los Angeles County CA Capital Asset
	Leasing Corp. CP	1.620%	8/6/18 LOC	5,000	5,000
	Los Angeles County CA TRAN	5.000%	6/29/18	41,545	41,664
1	Los Angeles County Metropolitan
	Transportation Authority Revenue
	TOB VRDO	1.070%	6/7/18	2,000	2,000
1	Los Angeles Department of Airports
	Revenue TOB VRDO	1.110%	6/7/18	2,245	2,245
1	Los Angeles Department of Water & Power
	System Revenue TOB VRDO	1.070%	6/7/18	4,800	4,800
1	Los Angeles Department of Water & Power
	System Revenue TOB VRDO	1.070%	6/7/18	3,665	3,665
	Los Angeles Metro Trans Tax Revenue CP	1.620%	7/17/18 LOC	3,967	3,967
1	Madera CA Unified School District GO TOB
	VRDO	1.080%	6/7/18	6,400	6,400
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.750%	6/1/18 LOC	24,635	24,635
1	Marin CA Healthcare District GO TOB VRDO	1.070%	6/7/18	5,800	5,800
1	Marin CA Water District Financing Authority
	Revenue TOB VRDO	1.090%	6/7/18	6,105	6,105
2	Metropolitan Water District of Southern
	California Revenue PUT	1.110%	7/18/18	9,500	9,500
	Metropolitan Water District of Southern
	California Revenue VRDO	0.870%	6/7/18	24,645	24,645
	Morgan Hill CA Unified School District GO	3.000%	8/1/18	900	902
[1,2]	Newhall CA School District GO TOB PUT	1.210%	6/28/18	3,400	3,400
1	Nuveen California AMT-Free Quality
	Municipal Income Fund VRDP VRDO	1.090%	6/7/18 LOC	55,500	55,500
1	Nuveen California AMT-Free Quality
	Municipal Income Fund VRDP VRDO	1.090%	6/7/18 LOC	40,000	40,000
1	Nuveen California AMT-Free Quality
	Municipal Income Fund VRDP VRDO	1.090%	6/7/18 LOC	16,200	16,200
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.210%	6/7/18 LOC	9,100	9,100
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.210%	6/7/18 LOC	34,000	34,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.210%	6/7/18 LOC	1,000	1,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	1.210%	6/7/18 LOC	13,600	13,600
[1,2]	Oakland CA GO TOB PUT	1.090%	6/7/18	2,495	2,495

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oceanside CA Multifamily Housing Revenue
(Shadow Way Apartments Project) VRDO	1.020%	6/7/18 LOC	7,425	7,425
Orange County CA Apartment Development
Revenue VRDO	0.870%	6/7/18 LOC	2,750	2,750
3 Palo Alto CA Unified School District GO	5.000%	8/1/18	7,300	7,340
1 Palomar CA Community College District GO
TOB VRDO	1.070%	6/7/18	2,880	2,880
1 Palomar CA Community College District GO
TOB VRDO	1.080%	6/7/18	6,400	6,400
Pleasanton CA Unified School District GO	2.000%	8/1/18	1,000	1,001
1 Regents of the University of California
Revenue TOB VRDO	1.060%	6/7/18	5,125	5,125
1 Regents of the University of California
Revenue TOB VRDO	1.090%	6/7/18	4,109	4,109
Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.930%	6/7/18 LOC	26,490	26,490
1 Riverside CA Electric Revenue TOB VRDO	1.090%	6/7/18	9,700	9,700
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Southwest Justice
Center) VRDO	0.980%	6/7/18 LOC	19,975	19,975
Riverside County CA Teeter Revenue	3.000%	10/25/18	13,000	13,106
1 Riverside County CA Transportation
Commission TOB VRDO	1.090%	6/7/18 (Prere.)	12,730	12,730
Sacramento CA Area Flood Control Agency
Special Assessment Revenue	5.500%	10/1/18 (Prere.)	4,500	4,560
Sacramento CA Area Flood Control Agency
Special Assessment Revenue	5.625%	10/1/18 (Prere.)	15,000	15,206
1 Sacramento CA Area Flood Control Agency
Special Assessment Revenue TOB VRDO	1.070%	6/7/18	6,000	6,000
1 Sacramento CA Area Flood Control Agency
Special Assessment Revenue TOB VRDO	1.070%	6/7/18	10,000	10,000
Sacramento CA Housing Authority
Multifamily Housing Revenue AMT VRDO	0.930%	6/7/18 LOC	14,270	14,270
Sacramento CA Municipal Utility District
Revenue CP	1.600%	7/3/18 LOC	35,000	35,000
Sacramento CA Municipal Utility District
Revenue CP	1.700%	7/11/18 LOC	25,000	25,000
Sacramento CA Transportation Authority
Sales Tax Revenue VRDO	0.850%	6/7/18	84,900	84,900
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	1.050%	6/7/18 LOC	9,700	9,700
1 San Bernardino CA Community College
District GO TOB VRDO	1.090%	6/7/18	4,620	4,620
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	1.070%	6/7/18	12,100	12,100
San Diego CA Community College District
GO	5.000%	8/1/18	1,400	1,409
1 San Diego CA Community College District
GO TOB VRDO	1.070%	6/7/18 (Prere.)	6,445	6,445
1 San Diego CA Community College District
GO TOB VRDO	1.110%	6/7/18 (Prere.)	3,490	3,490
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.930%	6/7/18 LOC	24,190	24,190

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	1.100%	6/7/18 (Prere.)	6,230	6,230
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	1.070%	6/7/18 (Prere.)	3,800	3,800
San Diego CA Unified School District GO	3.000%	6/29/18	1,500	1,502
1 San Diego CA Unified School District GO
TOB VRDO	1.060%	6/7/18	2,000	2,000
1 San Diego CA Unified School District GO
TOB VRDO	1.070%	6/7/18	2,500	2,500
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.830%	6/7/18	24,250	24,250
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	1.070%	6/7/18	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.870%	6/7/18	59,230	59,230
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.870%	6/7/18	11,030	11,030
San Diego County CA Water Authority
Revenue (Extendible) CP	1.340%	11/3/18	17,500	17,500
San Diego County CA Water Authority
Revenue (Extendible) CP	1.300%	2/17/19	12,500	12,500
San Diego County CA Water Authority
Revenue CP	1.640%	6/4/18	15,000	15,000
San Diego County CA Water Authority
Revenue CP	1.300%	7/2/18	9,050	9,050
San Diego County CA Water Authority
Revenue CP	1.650%	7/2/18	4,050	4,050
San Diego County CA Water Authority
Revenue CP	1.660%	8/9/18	21,000	21,000
San Diego Public Facilities CP	1.640%	6/7/18 LOC	20,128	20,128
San Diego Public Facilities CP	1.280%	8/2/18 LOC	8,779	8,779
San Diego Public Facilities CP	1.250%	8/7/18 LOC	4,000	4,000
San Diego Public Facilities CP	1.280%	8/7/18 LOC	24,000	24,000
San Diego Public Facilities CP	1.500%	9/6/18 LOC	15,000	15,000
San Diego Public Facilities CP	1.580%	9/6/18 LOC	7,759	7,759
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	1.070%	6/7/18	3,750	3,750
San Francisco CA City & County Finance
Corp. Lease Revenue (Moscone Center
Expansion) VRDO	0.830%	6/7/18 LOC	9,385	9,385
1 San Francisco CA City & County GO TOB
VRDO	1.070%	6/7/18	11,450	11,450
San Francisco CA City & County International
Airport Revenue CP	1.520%	6/7/18 LOC	12,500	12,500
San Francisco CA City & County International
Airport Revenue CP	1.570%	6/7/18 LOC	14,000	14,000
San Francisco CA City & County International
Airport Revenue CP	1.680%	8/29/18 LOC	1,030	1,030
San Francisco CA City & County International
Airport Revenue CP	1.500%	8/31/18	15,560	15,560
San Francisco CA City & County International
Airport Revenue VRDO	0.900%	6/7/18 LOC	26,345	26,345
San Francisco CA City & County International
Airport Revenue VRDO	0.930%	6/7/18 LOC	18,395	18,395

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue VRDO	1.000%	6/7/18 LOC	17,900	17,900
San Francisco CA City & County Multifamily
Housing Revenue (1601 Mariposa
Apartments) VRDO	0.900%	6/7/18 LOC	32,160	32,160
San Francisco CA City & County Multifamily
Housing Revenue (City Heights
Apartments) VRDO	0.960%	6/7/18 LOC	11,700	11,700
San Francisco CA City & County Public
Utilities Commission Sewer Revenue CP	1.330%	7/26/18	11,289	11,289
San Francisco CA City & County Public
Utilities Commission Sewer Revenue CP	1.370%	7/26/18	20,928	20,928
San Francisco CA City & County Public
Utilities Commission Water Revenue	3.000%	11/1/18	1,195	1,203
1 San Francisco CA City & County Public
Utilities Commission Water Revenue
TOB VRDO	1.060%	6/7/18	3,330	3,330
1 San Francisco CA City & County Public
Utilities Commission Water Revenue
TOB VRDO	1.060%	6/7/18 (Prere.)	47,850	47,850
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	1.000%	6/7/18 LOC	47,850	47,850
San Francisco CA City & County Unified
School District GO	5.000%	6/15/18	8,580	8,593
San Francisco CA Public Utilities
Commission CP	1.640%	6/6/18 LOC	11,134	11,134
1 San Joaquin Delta CA Community College
District GO TOB VRDO	1.160%	6/7/18	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.930%	6/7/18 LOC	15,000	15,000
1 San Jose Unified School District GO TOB
VRDO	1.070%	6/7/18	1,920	1,920
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/18	6,055	6,113
San Juan CA Unified School District GO	2.000%	8/1/18	1,350	1,351
Santa Clara CA Electric Revenue VRDO	0.880%	6/7/18 LOC	14,350	14,350
1 Santa Clara CA TOB VRDO	1.060%	6/7/18	2,985	2,985
1 Santa Clara CA TOB VRDO	1.070%	6/7/18	2,500	2,500
1 Santa Clara County CA GO TOB VRDO	1.070%	6/7/18	8,250	8,250
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue VRDO	0.830%	6/7/18	15,200	15,200
1 Santa Monica CA Community College District
GO TOB VRDO	1.060%	6/7/18	5,000	5,000
1 Santa Monica CA Community College District
GO TOB VRDO	1.070%	6/7/18	2,700	2,700
1 Santa Monica CA Community College District
GO TOB VRDO	1.070%	6/7/18	6,530	6,530
1 Santa Monica CA Community College District
GO TOB VRDO	1.080%	6/7/18	1,200	1,200
1 Solano County CA Community College
District GO TOB VRDO	1.080%	6/7/18	3,000	3,000
Southern California Public Power Authority
Revenue VRDO	0.430%	6/1/18 LOC	15,310	15,310

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Southwestern California Community College
	District GO TOB VRDO	1.070%	6/7/18	6,010	6,010
	State Center California Community College
	District GO	2.000%	8/1/18	1,800	1,802
	Turlock CA Irrigation District Revenue CP	1.240%	8/9/18 LOC	10,000	10,000
	Turlock CA Irrigation District Revenue CP	1.380%	8/9/18 LOC	34,900	34,900
	Turlock CA Irrigation District Revenue CP	1.300%	9/13/18	4,443	4,443
	University of California Regents CP	1.180%	6/5/18	20,000	20,000
	University of California Regents CP	1.180%	6/11/18	16,000	16,000
	University of California Regents CP	1.100%	7/2/18	20,000	20,000
	University of California Regents CP	1.620%	7/9/18	20,000	20,000
	University of California Regents CP	1.380%	7/11/18	40,500	40,500
	University of California Regents CP	1.420%	7/13/18	5,000	5,000
	University of California Regents CP	1.640%	7/16/18	22,000	22,000
	University of California Regents CP	1.600%	8/3/18	6,085	6,085
	University of California Regents CP	1.710%	8/8/18	22,500	22,500
1	University of California Revenue TOB VRDO	1.060%	6/7/18	3,125	3,125
1	University of California Revenue TOB VRDO	1.060%	6/7/18	2,585	2,585
1	University of California Revenue TOB VRDO	1.060%	6/7/18	2,500	2,500
1	University of California Revenue TOB VRDO	1.060%	6/7/18	5,000	5,000
1	University of California Revenue TOB VRDO	1.060%	6/7/18	4,130	4,130
1	University of California Revenue TOB VRDO	1.060%	6/7/18	5,000	5,000
1	University of California Revenue TOB VRDO	1.070%	6/7/18	5,000	5,000
	University of California Revenue VRDO	0.850%	6/7/18	31,800	31,800
	University of California Revenue VRDO	0.860%	6/7/18	71,150	71,150
	University of California Revenue VRDO	0.880%	6/7/18	73,725	73,725
Total Tax-Exempt Municipal Bonds (Cost $4,882,109)					4,882,109

					Amount
					($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard					256
Receivables for Accrued Income					14,996
Receivables for Capital Shares Issued					17,428
Other Assets					8,901
Total Other Assets					41,581
Liabilities
Payables for Investment Securities Purchased					(14,467)
Payables for Capital Shares Redeemed					(11,402)
Payables for Distributions					(307)
Payables to Vanguard					(383)
Total Liabilities					(26,559)
Net Assets (100%)
Applicable to 4,896,582,833 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					4,897,131
Net Asset Value Per Share					$1.00

California Municipal Money Market Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,897,221
Undistributed Net Investment Income	4
Accumulated Net Realized Losses	(94)
Net Assets	4,897,131

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $1,027,191,000, representing 21.0% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
A Key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	28,579
Total Income	28,579
Expenses
The Vanguard Group—Note B
Investment Advisory Services	587
Management and Administrative	2,464
Marketing and Distribution	507
Custodian Fees	20
Shareholders’ Reports and Proxy	16
Trustees’ Fees and Expenses	1
Total Expenses	3,595
Net Investment Income	24,984
Realized Net Gain (Loss) on Investment Securities Sold	(94)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,890

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,984	24,428
Realized Net Gain (Loss)	(94)	11
Net Increase (Decrease) in Net Assets Resulting from Operations	24,890	24,439
Distributions
Net Investment Income	(24,983)	(24,427)
Realized Capital Gain	—	—
Total Distributions	(24,983)	(24,427)
Capital Share Transactions (at $1.00 per share)
Issued	2,233,222	2,470,709
Issued in Lieu of Cash Distributions	23,334	22,934
Redeemed	(1,401,925)	(1,956,129)
Net Increase (Decrease) from Capital Share Transactions	854,631	537,514
Total Increase (Decrease)	854,538	537,526
Net Assets
Beginning of Period	4,042,593	3,505,067
End of Period[1]	4,897,131	4,042,593

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.006[1]	.002	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.006	.002	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.55%	0.64%	0.25%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,897	$4,043	$3,505	$3,391	$3,586	$3,872
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.13%[3]	0.06%[3]	0.07%[3]	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	1.11%	0.64%	0.25%	0.01%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.16% for 2013. Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Notes to Financial Statements

Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs);

California Municipal Money Market Fund

the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $256,000, representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $429,286,000 and $484,118,000, respectively.

E. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCAIX	VCADX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.22%	2.29%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		Muni	Barclays
		CA IT	Municipal
	Fund	Bond Index	Bond Index
Number of
Bonds	3,646	1,849	53,136
Yield to Maturity
(before
expenses)	2.3%	2.2%	2.7%
Average Coupon	4.4%	4.6%	4.7%
Average Duration	5.2 years	5.0 years	5.8 years
Average Stated
Maturity	9.1 years	7.4 years	12.9 years
Short-Term
Reserves	2.6%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays Muni	Barclays
	CA IT	Municipal
	Bond Index	Bond Index
R-Squared	0.96	0.99
Beta	0.98	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.3%
1 - 3 Years	11.9
3 - 5 Years	12.6
5 - 10 Years	24.4
10 - 20 Years	47.4
20 - 30 Years	0.4

Distribution by Credit Quality (% of portfolio)
AAA	7.9%
AA	71.5
A	13.9
BBB	5.0
BB	0.1
B	0.1
Not Rated	1.5

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

Investment Focus

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
				Bloomberg
				Barclays Muni
				CA IT
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	3.79%	-6.50%	-2.71%	1.84%
2009	4.19	6.37	10.56	9.03
2010	3.79	0.64	4.43	6.89
2011	3.88	2.29	6.17	6.79
2012	3.52	6.62	10.14	9.08
2013	3.12	-5.03	-1.91	-1.15
2014	3.23	4.06	7.29	6.12
2015	2.85	0.08	2.93	2.85
2016	2.52	-3.14	-0.62	-1.16
2017	2.67	2.45	5.12	4.47
2018	1.31	-0.60	0.71	0.67
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	2.34%	2.62%	3.30%	0.73%	4.03%
Admiral Shares	11/12/2001	2.44	2.71	3.39	0.73	4.12

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
California (100.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	784
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,334
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,031
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,139
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,540
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	904
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	618
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,107
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,391
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,062
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,096
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,099
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,053
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,043
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,731

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	988
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	20,285
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,118
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,116
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	1,976
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	301
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	350	391
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	370	421
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	395	455
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	505	577
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	675	774
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,302
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	985	1,110
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,578
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	495	555
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	520	584
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	861
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,144
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,906

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,852
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,377
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,669
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/18 (2)(ETM)	230	229
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/18 (2)	90	89
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/19 (2)(ETM)	13,240	12,963
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/19 (2)	1,050	1,014
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/20 (2)(ETM)	13,780	13,242
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/20 (2)	285	267
Alameda CA Corridor Transportation
Authority Revenue	4.000%	10/1/21	1,485	1,570
Alameda CA Corridor Transportation
Authority Revenue	4.000%	3/1/22	5,540	5,994
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/22	6,185	6,869
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/22	2,220	2,505
Alameda CA Corridor Transportation
Authority Revenue	4.000%	10/1/23	1,945	2,102
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/23	2,160	2,481
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/24	1,460	1,673
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/25	2,610	3,025
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/29 (2)	30,240	19,332
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	9,110	5,558
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/34	13,435	15,085
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/35	15,825	17,720
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/36	13,495	15,080
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	7,962
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,544
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,242

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alameda County CA Unified School
District GO	5.000%	8/1/34	2,890	3,328
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/22 (15)	500	563
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/23 (15)	800	922
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/24 (15)	1,000	1,172
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/25 (15)	1,275	1,520
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/26 (15)	1,180	1,397
Alum Rock CA Union Elementary School
District GO	5.000%	8/1/32 (15)	2,745	3,169
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,451
Alvord CA Unified School District GO	5.000%	8/1/23 (4)	530	610
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,362
Alvord CA Unified School District GO	5.000%	8/1/24 (4)	650	761
Alvord CA Unified School District GO	5.000%	8/1/27 (4)	1,100	1,337
Alvord CA Unified School District GO	5.000%	8/1/28 (4)	1,325	1,626
Alvord CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,829
Alvord CA Unified School District GO	5.000%	8/1/30 (4)	1,950	2,371
Alvord CA Unified School District GO	5.000%	8/1/31 (4)	1,750	2,123
Alvord CA Unified School District GO	5.000%	8/1/32 (4)	1,300	1,570
Anaheim CA City School District GO	0.000%	8/1/27 (14)	11,075	8,348
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21 (Prere.)	830	919
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21	1,000	1,105
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21	3,815	4,215
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21 (Prere.)	1,850	2,048
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21 (Prere.)	1,110	1,229
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21 (Prere.)	1,910	2,114
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21 (Prere.)	3,225	3,570
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/22	2,370	2,680
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/23	4,000	4,571

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/24	1,125	1,324
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/24	4,000	4,555
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/25	5,280	5,997
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/26	5,290	5,993
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/26	3,165	3,817
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/27	2,035	2,490
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/28	1,250	1,549
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/28	4,035	4,549
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/31	2,500	2,733
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/31	11,000	12,338
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/32	1,495	1,633
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/32	6,000	6,715
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/33	2,590	2,825
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/34	4,350	4,735
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/34	5,380	5,993
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/36	1,125	1,221
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/31	300	328
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/32	300	328
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/33	765	836

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,092
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/35	505	551
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/36	500	545
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,585	6,136
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,607
Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,339
Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,924
Azusa CA Unified School District GO	5.000%	8/1/29	500	555
Azusa CA Unified School District GO	5.000%	8/1/30	500	554
Azusa CA Unified School District GO	5.000%	8/1/31	515	570
Azusa CA Unified School District GO	5.000%	8/1/32	600	663
Azusa CA Unified School District GO	5.000%	8/1/33	950	1,047
Azusa CA Unified School District GO	5.000%	8/1/34	1,055	1,161
Azusa CA Unified School District GO	5.000%	8/1/35	1,165	1,280
Azusa CA Unified School District GO	5.000%	8/1/36	1,000	1,097
Azusa CA Unified School District GO	5.000%	8/1/37	650	713
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	77
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	11,712
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	5,000	5,741
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	8,100	9,301
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,645	8,778
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,300	7,025
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,020	5,572
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/29	10,035	11,070
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,100	7,869
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	13,000	14,191
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	18,484
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,180
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	2,060	2,242
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,185	17,888
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,395	27,289
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	22,770	24,395

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	33,750	35,971
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	9,005	9,590
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	11,000	10,924
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,040
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.760%	4/1/21	20,500	20,752
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	34,069
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.960%	5/1/23	4,350	4,430
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.960%	5/1/23	19,000	19,349
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	23,140	22,602
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.160%	4/1/24	6,100	6,278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	25,830	25,194
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	11,250	11,545
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,052
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,817
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	2,099
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/24 (4)	1,000	1,158
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/25 (4)	1,445	1,667
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/26 (4)	2,000	2,299
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/27 (4)	2,375	2,719
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/29 (4)	1,240	1,409
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/30 (4)	750	849
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/23	400	461
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/24	510	598
Brentwood CA Infrastructure Financing
Authority Water Revenue	5.000%	7/1/25	510	596
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/30	1,700	1,799

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/31	1,980	2,091
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/32	2,085	2,187
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/33	2,165	2,260
Brentwood CA Infrastructure Financing
Authority Water Revenue	4.000%	7/1/34	2,210	2,296
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,741
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,350	1,498
Burbank CA Unified School District GO	0.000%	8/1/20 (14)	3,835	3,682
3 Burbank CA Unified School District GO	0.000%	8/1/32	3,655	3,263
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,404
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	7,595	7,698
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,102
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,689
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,355
California Department of Veterans Affairs
Home Purchase Revenue	3.500%	12/1/45	4,565	4,724
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,254
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,610	20,239
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,299
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,146
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	43,330	46,121
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	24,410	25,982
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,305	16,727
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,755	1,863
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,510	7,115
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,975	35,871
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,145	4,399
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	4,905
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	8,280

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	95	95
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	285	285
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	8,366
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	2,065	2,171
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	840	883
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,340	4,563
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/20	4,000	4,232
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	4,560	4,935
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,320
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,012
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,156
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,645
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,754
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	27
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	33

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	970	1,055
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,120	1,218
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,155	1,256
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,410	2,677
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,672
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	3,871
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	3,430	3,810
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	3,023
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,346
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,158
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,109
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	3,000	3,412
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,254
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	573
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,568
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	1,450	1,686
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	64
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	2,355	2,786
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	35
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	3,025	3,637
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	2,045	2,417
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	3,000	3,655
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,065	4,790
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	2,955	3,655
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	625	768
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	33
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	1,045	1,277
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	8,716
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,555	3,116
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/32	2,375	2,883
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/33	6,900	7,433
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/34	560	673
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	1,045	1,253

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	1.060%	6/7/18 (Prere.)	3,985	3,985
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	33,546
1 California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	45,390
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	30,007
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	17,206
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,101
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,079
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	847
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,215	1,310
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	1,972
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,108
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,161
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,224
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,765	2,085
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,895	2,234
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,349
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	3,814
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,547
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	836
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,309
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	414
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,150	1,260
California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/36 (14)	4,585	2,296
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	272
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	206
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	312
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	160
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	141

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	150
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	400
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	309
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	296
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/28	300	364
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/29	390	470
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/30	485	582
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	555	664
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,196
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,157
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,781
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	775	921
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,015
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	905	1,071
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,639
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	430	506
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,312
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/37	530	621
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,125	6,160
4 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.080%	6/7/18	11,242	11,242
4 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.090%	6/7/18	614	614
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,900
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,307
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,391
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,140
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,902

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,780
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,139
California GO	5.000%	8/1/18	5	5
California GO	5.500%	4/1/19	11,245	11,618
California GO	6.500%	4/1/19 (Prere.)	12,302	12,809
California GO	4.000%	9/1/19	2,100	2,164
California GO	5.000%	10/1/19	21,000	21,955
California GO	5.000%	2/1/20	2,950	3,114
California GO	5.250%	2/1/20	7,500	7,949
California GO	5.000%	3/1/20	19,535	20,674
California GO	5.000%	8/1/20	35	35
California GO	5.000%	9/1/20	3,690	3,965
California GO	5.000%	9/1/20	6,000	6,447
California GO	5.000%	9/1/20	17,445	18,746
California GO	5.000%	10/1/20	5,555	5,983
California GO	5.250%	10/1/20	4,500	4,717
California GO	5.000%	11/1/20	47,795	51,607
California GO	5.000%	2/1/21	2,000	2,172
California GO	5.000%	3/1/21	2,250	2,379
California GO	5.000%	4/1/21	2,240	2,444
California GO	5.500%	4/1/21	2,055	2,121
California GO	5.000%	9/1/21	1,310	1,445
California GO	5.000%	9/1/21	9,800	10,809
California GO	5.000%	9/1/21	13,715	15,127
California GO	5.000%	10/1/21	64,130	70,876
California GO	5.000%	10/1/21	2,575	2,846
California GO	5.000%	11/1/21	2,820	3,123
California GO	5.000%	2/1/22	1,210	1,348
California GO	5.000%	2/1/22	8,155	9,087
California GO	5.000%	4/1/22	4,550	5,091
California GO	5.000%	9/1/22	10,025	11,320
California GO	5.000%	9/1/22	12,710	14,352
California GO	5.250%	9/1/22	17,450	19,882
California GO	5.000%	10/1/22	15,000	16,968
California GO	5.000%	10/1/22	50,120	56,697
California GO	5.000%	11/1/22	31,890	36,152
California GO	5.000%	2/1/23	15,925	17,703
California GO	5.000%	2/1/23	15,020	17,129
California GO	5.000%	8/1/23	11,055	12,743
California GO	5.000%	8/1/23	3,350	3,861
California GO	5.000%	9/1/23	7,110	8,013
California GO	5.000%	9/1/23	10,160	11,735
California GO	5.250%	9/1/23	2,550	2,828
California GO	5.000%	10/1/23	3,225	3,731
California GO	5.000%	10/1/23	860	995
California GO	5.000%	10/1/23	15,725	18,191
California GO	5.000%	10/1/23	12,570	14,541
California GO	5.000%	11/1/23	20,000	23,172
California GO	5.000%	11/1/23	2,280	2,642
California GO	5.000%	2/1/24	11,170	12,733
California GO	5.000%	3/1/24	3,000	3,167
California GO	5.000%	8/1/24	1,025	1,201

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/24	25	25
California GO	5.000%	8/1/24	1,495	1,752
California GO	5.000%	9/1/24	1,105	1,296
California GO	5.000%	9/1/24	10,000	11,218
California GO	5.000%	10/1/24	8,725	10,256
California GO	5.000%	11/1/24	5,000	5,369
California GO	5.000%	11/1/24	1,900	2,236
California GO	5.000%	12/1/24	30,875	35,809
California GO	5.000%	2/1/25	12,950	14,299
California GO	5.500%	2/1/25	10,105	12,243
California GO	5.000%	8/1/25	45	45
California GO	5.000%	8/1/25	10,185	12,131
California GO	5.000%	8/1/25	1,520	1,810
California GO	5.000%	9/1/25	2,185	2,444
California GO	5.000%	9/1/25	4,865	5,801
California GO	5.000%	9/1/25	2,190	2,524
California GO	5.000%	9/1/25	1,500	1,513
California GO	5.000%	10/1/25	13,955	16,658
California GO	5.000%	10/1/25	13,865	15,817
California GO	5.000%	11/1/25	14,205	16,635
California GO	5.000%	11/1/25	12,000	14,340
California GO	5.000%	11/1/25	1,520	1,633
California GO	5.000%	3/1/26	5,000	5,276
California GO	5.000%	8/1/26	18,250	22,001
California GO	5.000%	8/1/26	20,440	24,641
California GO	5.000%	9/1/26	5,455	6,587
California GO	5.000%	9/1/26	2,500	2,521
California GO	5.000%	10/1/26	10,015	11,989
California GO	4.000%	11/1/26	2,440	2,767
California GO	5.000%	11/1/26	7,500	8,056
California GO	5.000%	11/1/26	9,160	11,088
California GO	5.750%	4/1/27	31,455	32,541
California GO	3.500%	8/1/27	26,345	28,987
California GO	4.500%	8/1/27	95	95
California GO	5.000%	8/1/27	20,375	24,462
California GO	5.000%	9/1/27	5,500	5,546
California GO	5.000%	10/1/27	8,175	9,754
California GO	5.000%	10/1/27	13,915	15,805
California GO	5.250%	10/1/27	5,000	5,534
California GO	5.000%	11/1/27	5,075	6,233
California GO	5.750%	4/1/28	30,000	31,028
California GO	5.000%	8/1/28	6,510	7,683
California GO	5.000%	8/1/28	20,240	24,580
California GO	4.000%	9/1/28	7,000	7,706
California GO	5.000%	9/1/28	15,285	18,316
California GO	5.000%	9/1/28	17,500	17,646
California GO	5.250%	9/1/28	6,000	6,617
California GO	5.000%	11/1/28	12,300	14,990
California GO	5.250%	2/1/29	2,790	3,109
California GO	5.000%	8/1/29	44,340	52,834
California GO	5.000%	8/1/29	4,000	4,766
California GO	5.000%	9/1/29	1,395	1,664
California GO	5.000%	9/1/29	6,110	7,286
California GO	5.000%	9/1/29	16,000	16,132

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/29	6,000	6,564
California GO	5.000%	10/1/29	15,000	16,956
California GO	5.000%	10/1/29	18,685	22,117
California GO	5.000%	11/1/29	20,805	25,258
California GO	4.500%	12/1/29	2,525	2,815
California GO	5.250%	3/1/30	20,000	21,252
California GO	5.000%	5/1/30	13,870	15,969
California GO	4.500%	8/1/30	40	40
California GO	5.000%	8/1/30	6,530	7,760
California GO	5.000%	8/1/30	19,885	23,630
California GO	5.000%	8/1/30	27,055	32,634
California GO	5.000%	9/1/30	10,180	10,265
California GO	5.000%	9/1/30	9,180	10,784
California GO	5.000%	9/1/30	10,000	10,943
California GO	5.250%	9/1/30	5,000	5,762
California GO	5.000%	10/1/30	5,800	6,728
California GO	4.000%	11/1/30	14,470	15,847
California GO	5.000%	11/1/30	8,740	10,578
California GO	5.000%	12/1/30	3,760	4,310
1 California GO	5.750%	4/1/31	37,030	38,265
California GO	5.000%	5/1/31	13,010	14,956
California GO	5.000%	8/1/31	18,040	21,378
California GO	5.000%	8/1/31	10,000	11,591
California GO	5.250%	8/1/31	5,755	6,828
California GO	5.000%	9/1/31	3,050	3,617
California GO	5.000%	9/1/31	7,000	7,656
California GO	5.000%	10/1/31	5,500	6,369
California GO	4.000%	11/1/31	15,000	16,389
California GO	5.000%	11/1/31	1,670	2,015
California GO	5.000%	12/1/31	6,500	7,481
California GO	5.000%	12/1/31	6,000	6,868
California GO	5.000%	2/1/32	2,540	2,796
California GO	5.000%	8/1/32	25,085	30,076
California GO	5.000%	8/1/32	5,000	5,829
California GO	5.250%	8/1/32	2,025	2,394
California GO	5.000%	9/1/32	15,070	17,835
1 California GO	5.000%	10/1/32	23,535	27,210
California GO	4.000%	11/1/32	12,110	13,200
California GO	5.000%	2/1/33	1,760	1,970
California GO	5.000%	2/1/33	1,750	1,923
California GO	5.000%	3/1/33	3,395	3,914
California GO	6.000%	3/1/33	12,000	12,881
California GO	6.500%	4/1/33	10,413	10,826
California GO	4.000%	8/1/33	15,000	16,145
California GO	5.000%	8/1/33	1,500	1,725
California GO	5.000%	9/1/33	3,830	4,342
California GO	5.000%	9/1/33	25,075	29,574
California GO	4.000%	11/1/33	12,500	13,561
California GO	5.000%	12/1/33	3,120	3,587
California GO	4.000%	8/1/34	18,000	19,307
California GO	5.000%	8/1/34	15,125	17,984
California GO	4.000%	9/1/34	26,055	27,964
California GO	4.000%	9/1/34	4,715	5,060
California GO	5.000%	9/1/34	10,655	12,523

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/34	9,200	10,584
California GO	5.000%	8/1/35	9,000	10,528
California GO	5.000%	8/1/35	10,000	11,530
California GO	4.000%	9/1/35	3,390	3,628
California GO	5.000%	9/1/35	9,885	11,578
California GO	5.000%	9/1/35	10,000	11,713
California GO	5.000%	10/1/35	17,500	20,375
California GO	5.000%	11/1/35	3,810	4,534
California GO	5.000%	11/1/35	1,000	1,190
California GO	5.000%	9/1/36	10,705	12,496
California GO	4.000%	11/1/36	7,000	7,475
California GO	5.000%	11/1/36	4,180	4,959
California GO	5.000%	11/1/37	9,000	10,668
2 California GO PUT	2.167%	12/3/18	1,000	1,000
California GO PUT	3.000%	12/1/19	52,000	52,641
California GO PUT	4.000%	12/1/21	21,905	23,138
4 California GO TOB VRDO	1.060%	6/7/18	2,825	2,825
California GO VRDO	0.440%	6/1/18 LOC	7,680	7,680
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,133
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,281
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,810	1,958
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,325	3,631
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,025	3,327
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,387
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,190	2,418
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,239
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	4,080	4,386
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,216
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,498
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,620
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,380	24,416
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,126
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,200	3,319
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	220
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19 (ETM)	1,000	1,038
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,260	4,466

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,760	5,013
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,830	4,135
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,010	8,661
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,605	1,735
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,400	5,418
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	20,584
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,126
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,040
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,278
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,015	2,210
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,300
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,588
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,078
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	15,001
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,896
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,527
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,218
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,392
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	3,140	3,432
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/32	350	404
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/33	620	713
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/34	820	861
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,160
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,652
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,511
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	6.250%	11/1/29	5,000	5,329

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	5.000%	11/1/31	2,000	2,195
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	309
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	486
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	965
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	850
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	342
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	886
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	837
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	789
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,602
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,716
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,912
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,838
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,952
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	3,891
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,246
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,776
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,501
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,428
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	1,350	1,583
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,139
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	2,525	2,949
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,502
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,713
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,945
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,707

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,025	3,478
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,400	2,691
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	2,874
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,494
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	3,993
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,413
4 California Health Facilities Financing Authority
Revenue (Kaiser Credit Group) TOB VRDO	1.060%	6/7/18	4,000	4,000
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	33,220	40,800
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	25,000	26,198
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,621
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	44,967
4 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.060%	6/7/18	3,500	3,500
4 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.080%	6/7/18	5,500	5,500
4 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.110%	6/7/18 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	4.000%	8/15/19	500	514
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/21	505	554
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/21	950	1,044
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/22	365	410
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/22	560	630
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/23	340	391
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/30	1,680	1,975
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/31	1,300	1,526

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/32	1,780	2,078
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/33	1,610	1,873
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	4.000%	8/15/34	1,500	1,553
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/34	400	469
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/35	550	643
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/36	1,050	1,224
4 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.090%	6/7/18	6,665	6,665
4 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.090%	6/7/18	2,060	2,060
4 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.090%	6/7/18	6,540	6,540
4 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.090%	6/7/18	4,000	4,000
4 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) TOB VRDO	1.100%	6/7/18	7,705	7,705
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,000
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	498
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	887
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,566
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,044
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,932
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,055	1,129
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,163
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,446
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,765

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,625
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,623
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	336
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	321
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	510
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	197
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	433
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	595
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	866
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,012
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	981
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	992
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,063
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,078
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,031
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,113
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,116
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,584
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,733
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,769
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,447

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,367
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,200	2,573
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,365
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,010	8,397
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	19,405	19,132
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	16,000	15,488
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/20	500	535
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/26	6,000	6,645
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	2,865	3,116
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,035
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	760	839
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	860	948
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,295
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,099
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,995	5,645
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,433
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,485	7,299
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,397
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,080
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/20 (Prere.)	2,000	2,173
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,401
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,855	2,091
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,080
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,355

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,750	5,143
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	5,000	5,454
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,320	1,450
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	552
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	3,930	4,342
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,185	1,304
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	226
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	2,075	2,346
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	347
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	2,500	2,889
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,075	1,262
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	420	493
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	2,500	2,935
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	650	774
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	440	524
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	2,500	2,977
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,015	1,226
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	475
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	2,750	3,322
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	505	597
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	1,000	1,220
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,487
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	540	632
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	820	986
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	875	1,036
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,180	1,393
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,555	6,137

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,200	1,411
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,335	1,590
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,425	1,672
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,770	2,101
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,183
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,651
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,705
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,000	5,867
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,200	6,101
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,090	3,573
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,625	4,240
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	6,700	7,837
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	3,010	3,515
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	5,000	5,840
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,935
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	212
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	300	325
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	255	283
California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,092
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,586
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	7,880	8,928
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	250	283
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,087
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	4,000	4,638
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	600	689
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,386
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,534

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	3,990	4,708
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,525	1,829
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	5,000	5,998
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	770	906
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,510	1,834
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,076
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	910	988
California Infrastructure & Economic
Development Bank Revenue (Academy
of Motion Picture Arts & Sciences
Obligated Group)	5.000%	11/1/20	1,000	1,079
California Infrastructure & Economic
Development Bank Revenue (Academy
of Motion Picture Arts & Sciences
Obligated Group)	5.000%	11/1/21	810	897
California Infrastructure & Economic
Development Bank Revenue (Academy
of Motion Picture Arts & Sciences
Obligated Group)	5.000%	11/1/29	1,500	1,710
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,037
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) PUT	1.750%	6/1/22	4,000	3,832
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.550%	6/1/18 LOC	9,500	9,500
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	5.000%	9/1/26	840	1,000
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	5.000%	9/1/27	840	991
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	5.000%	9/1/28	555	652
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	5.000%	9/1/29	1,000	1,168
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	4.000%	9/1/31	1,760	1,881
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	5.000%	9/1/32	1,130	1,310

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	4.000%	9/1/34	715	753
California Infrastructure & Economic
Development Bank Revenue (Salvation
Army Western Territory)	4.000%	9/1/35	750	788
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,055	1,253
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	876
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,275
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,441
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,339
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,299
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,323
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/19	1,560	1,607
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/20	1,070	1,134
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/21	1,000	1,087
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/22	1,500	1,669
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/23	1,150	1,304
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/24	1,300	1,498
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/25	1,365	1,596
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/26	1,430	1,685
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/26	1,190	1,402

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/27	1,500	1,767
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/30	1,500	1,746
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/31	1,000	1,161
California Infrastructure & Economic
Development Bank Revenue (Segerstrom
Center for the Arts Project)	5.000%	1/1/25	11,050	12,802
California Infrastructure & Economic
Development Bank Revenue (University
of California)	5.000%	5/15/36	1,780	2,118
California Infrastructure & Economic
Development Bank Revenue (University
of California)	5.000%	5/15/37	2,500	2,972
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/19 (Prere.)	16,610	17,039
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	4.000%	8/15/19	635	650
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	4.000%	8/15/20	865	898
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	4.000%	8/15/21	900	945
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	5.000%	8/15/21	1,130	1,223
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	4.000%	8/15/22	690	732
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	5.000%	8/15/22	325	358
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	5.000%	8/15/23	400	447
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	5.000%	8/15/24	1,025	1,154
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	5.000%	8/15/26	1,130	1,291
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	5.000%	8/15/30	1,000	1,105
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	5.000%	8/15/31	600	678

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	4.000%	8/15/37	1,000	1,017
California Municipal Finance Authority
Recovery Zone Revenue (Chevron USA
Inc. Project) VRDO	0.570%	6/1/18	18,155	18,155
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/24	1,610	1,890
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/26	5,370	6,346
California Municipal Finance Authority
Revenue (Anaheim Water System
Project Revenue)	4.000%	10/1/31	3,955	4,212
California Municipal Finance Authority
Revenue (Anaheim Water System
Project Revenue)	4.000%	10/1/32	4,220	4,487
California Municipal Finance Authority
Revenue (Anaheim Water System
Project Revenue)	4.000%	10/1/33	4,390	4,653
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/19	1,450	1,487
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/20	1,760	1,854
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/21	1,300	1,401
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/22	1,000	1,099
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/23	1,285	1,434
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/24	1,325	1,498
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/25	1,180	1,351
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/35	2,490	2,731
California Municipal Finance Authority
Revenue (Biola University)	4.000%	10/1/19	205	211
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/21	375	411
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/22	130	145
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/24	375	431
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/25	305	355
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/29	660	726
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/29	410	480
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/30	585	684

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/30	500	549
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/31	1,050	1,223
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/32	1,190	1,384
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/34	570	659
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/35	1,100	1,267
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/36	645	742
California Municipal Finance Authority
Revenue (Channing House Project)	5.000%	5/15/32	355	417
California Municipal Finance Authority
Revenue (Channing House Project)	5.000%	5/15/37	250	291
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/19	500	509
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/20	2,005	2,099
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/20	625	654
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/21	1,000	1,071
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/21	1,000	1,071
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/22	1,000	1,094
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/22	500	547
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/23	1,000	1,114
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/23	835	930
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/24	500	565
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/24	3,435	3,880
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/25	650	742

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/25	1,700	1,941
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/26	700	793
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/26	2,025	2,332
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/27	600	681
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/27	1,500	1,741
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/28	750	848
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/29	1,895	2,137
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/31	3,470	3,884
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/32	3,655	4,084
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/32	2,100	2,384
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/33	3,835	4,270
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/33	3,225	3,643
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/34	4,035	4,480
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/34	4,250	4,776
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/35	4,000	4,434
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/35	4,675	5,232
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/36	2,000	2,229
California Municipal Finance Authority
Revenue (Community Hospitals of
Central California Obligated Group)	5.000%	2/1/37	1,500	1,668

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/20 (ETM)	1,375	1,466
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.125%	7/1/20 (Prere.)	2,150	2,298
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,131
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/25	1,000	1,142
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/27	700	812
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,575
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,742
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,142
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/30	770	880
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,140
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,140
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/32	900	1,022
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,165
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,697
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,776
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/35	1,745	1,959
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,245
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,126
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,014
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,686
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/25	650	738
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/26	1,975	2,261
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/27	1,170	1,351
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/28	680	792
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/29	500	580
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/30	600	694
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/31	1,020	1,178

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/32	645	742
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/33	700	802
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/34	1,000	1,142
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/36	1,750	1,989
California Municipal Finance Authority
Revenue (Emerson College)	5.000%	1/1/37	1,000	1,134
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/26	630	758
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,135
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,697
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,627
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/35	975	1,132
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,049
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,602
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,105
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,035
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,115
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,123
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,123
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,129
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,129
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,685
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,136
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,677
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	3,500	3,994
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,411
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,607
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.250%	11/1/31	1,250	1,405
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	8,500	9,412

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Pomona College)	5.000%	1/1/32	1,150	1,395
California Municipal Finance Authority
Revenue (Pomona College)	5.000%	1/1/33	500	604
California Municipal Finance Authority
Revenue (Pomona College)	3.000%	1/1/34	1,250	1,211
California Municipal Finance Authority
Revenue (Pomona College)	3.125%	1/1/36	1,525	1,482
California Municipal Finance Authority
Revenue (Pomona College)	4.000%	1/1/37	1,400	1,496
California Municipal Finance Authority
Revenue (Pomona College)	4.000%	1/1/38	1,835	1,960
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/24	300	343
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/25	400	463
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/26	475	555
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/27	650	763
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/28	450	530
California Municipal Finance Authority
Revenue (University of La Verne)	4.000%	6/1/18	250	250
California Municipal Finance Authority
Revenue (University of La Verne)	4.750%	6/1/18 (ETM)	2,325	2,325
California Municipal Finance Authority
Revenue (University of La Verne)	4.000%	6/1/19	400	409
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/19 (ETM)	2,375	2,456
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/20	300	318
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/21	350	380
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/22	250	278
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/23	625	709
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/24	350	402
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/25	1,000	1,164
California Municipal Finance Authority
Revenue (University of La Verne)	5.000%	6/1/27	2,565	3,035
California Municipal Finance Authority
Student Housing Revenue (Bowles Hall
Foundation)	5.000%	6/1/35	1,270	1,386

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,680
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,052
California Pollution Control Financing
Authority Revenue (Pacific Gas & Electric
Co.) VRDO	0.500%	6/1/18 LOC	55,520	55,520
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	785
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	560
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	598
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	556
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	553
California Public Works Board Lease Revenue	5.000%	3/1/20	7,955	8,411
California Public Works Board Lease Revenue	5.000%	10/1/20	14,810	15,923
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,955
California Public Works Board Lease Revenue	5.000%	10/1/21	7,510	8,282
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,783
California Public Works Board Lease Revenue	5.000%	10/1/22	5,860	6,613
California Public Works Board Lease Revenue	5.000%	10/1/28	13,720	16,494
California Public Works Board Lease Revenue	5.000%	10/1/29	12,260	14,660
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/19	5,380	5,622
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,452
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	13,945
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	6,080
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,066
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,556
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,425	1,571
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/22	4,440	4,968
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,566
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/22	3,230	3,639
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	7,053
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,693
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/23	5,295	6,058

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	5,270	6,079
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,711
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/24	5,560	6,465
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,270	4,991
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,955	2,289
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,020	3,565
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/26	5,775	6,887
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/27	6,435	7,764
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,737
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,691
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,025	5,756
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,015	5,827
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,706
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,472
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	27,030
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	5,000	5,188
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,865	6,623
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,116
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	441
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,525	1,726
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,575	1,750
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,600	1,807
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,702
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,214
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,473
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,804
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,489

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,571
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,838
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,184
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,170
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,826
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/27	2,565	3,092
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/28	4,000	4,777
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/29	5,235	6,224
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/30	2,435	2,885
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/32	2,000	2,356
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/33	2,500	2,934
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/34	2,575	3,011
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,058
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/19 (Prere.)	5,000	5,260
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	10,522
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	9,065	9,655
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,409
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,215
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,728
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,284
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,229
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,557
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,002
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	2,940
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,620	2,932
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,775	3,105
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,396

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,396
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,575	1,781
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,354
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,677
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	2,765	3,163
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,035	1,172
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/24	2,890	3,360
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,055	2,318
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,610	4,063
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/26	3,205	3,822
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	5,000	5,976
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/27	3,350	4,042
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/27	5,020	5,996
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,380	5,110
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	3,520	4,298
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/28	16,235	19,323
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,175	1,366
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	3,695	4,444
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	16,191
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,448
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,595	6,482
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,841
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,150	8,276
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	15,962
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/32	4,520	5,359
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,786
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,387

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,676
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	880
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	388
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	3,515	3,636
California State University Systemwide
Revenue	5.000%	11/1/19	2,300	2,409
California State University Systemwide
Revenue	5.000%	11/1/20	1,670	1,803
California State University Systemwide
Revenue	5.000%	11/1/22	1,500	1,702
California State University Systemwide
Revenue	5.000%	11/1/23	4,020	4,435
California State University Systemwide
Revenue	5.000%	11/1/24	4,505	5,314
California State University Systemwide
Revenue	5.000%	11/1/24	440	441
California State University Systemwide
Revenue	5.000%	11/1/24	2,925	3,220
California State University Systemwide
Revenue	5.000%	11/1/25	1,255	1,504
California State University Systemwide
Revenue	5.000%	11/1/25	595	597
California State University Systemwide
Revenue	5.000%	11/1/26	2,100	2,523
California State University Systemwide
Revenue	5.000%	11/1/26	405	406
California State University Systemwide
Revenue	5.000%	11/1/27	160	160
California State University Systemwide
Revenue	5.000%	11/1/27	5,740	6,289
California State University Systemwide
Revenue	5.000%	11/1/27	2,100	2,513
California State University Systemwide
Revenue	5.000%	11/1/28	5,000	5,852
California State University Systemwide
Revenue	5.000%	11/1/28	2,635	3,141
California State University Systemwide
Revenue	4.000%	11/1/29	3,925	4,190
California State University Systemwide
Revenue	5.000%	11/1/30	2,920	3,459
California State University Systemwide
Revenue	5.000%	11/1/30	2,020	2,401
California State University Systemwide
Revenue	5.000%	11/1/30 (4)	250	251
California State University Systemwide
Revenue	4.000%	11/1/31	8,145	8,603
California State University Systemwide
Revenue	5.000%	11/1/31	8,900	10,341
California State University Systemwide
Revenue	5.000%	11/1/31	8,220	9,738

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	5.000%	11/1/31	10,080	11,916
California State University Systemwide
Revenue	5.000%	11/1/32	6,045	7,240
California State University Systemwide
Revenue	5.000%	11/1/32	12,945	15,274
California State University Systemwide
Revenue	5.000%	11/1/32	5,070	5,994
California State University Systemwide
Revenue	5.000%	11/1/33	10,135	11,943
California State University Systemwide
Revenue	5.000%	11/1/33	6,335	7,559
California State University Systemwide
Revenue	5.000%	11/1/33	5,775	6,797
California State University Systemwide
Revenue	4.000%	11/1/34	10,025	10,675
California State University Systemwide
Revenue	5.000%	11/1/34	5,000	5,936
California State University Systemwide
Revenue	5.000%	11/1/34	5,000	5,765
California State University Systemwide
Revenue	4.000%	11/1/35	8,875	9,425
California State University Systemwide
Revenue	5.000%	11/1/35	8,000	9,469
California State University Systemwide
Revenue	5.000%	11/1/35	6,775	7,794
California State University Systemwide
Revenue	5.000%	11/1/35	13,205	15,464
California State University Systemwide
Revenue	5.000%	11/1/36	3,000	3,505
California State University Systemwide
Revenue	5.000%	11/1/36	1,300	1,534
California State University Systemwide
Revenue	5.000%	11/1/37	3,690	4,352
California State University Systemwide
Revenue PUT	4.000%	11/1/21	23,465	24,777
California State University Systemwide
Revenue PUT	4.000%	11/1/23	19,435	21,205
California Statewide Communities
Development Authority Pollution
Control Revenue (Southern California
Edison Co.) PUT	2.625%	12/1/23	10,500	10,610
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/19	375	384
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/24	1,000	1,078
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/29	1,650	1,765
California Statewide Communities
Development Authority Revenue
(899 Charleston Project)	5.000%	11/1/34	3,700	3,911

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	4.000%	3/1/19	500	509
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	4.000%	3/1/20	750	778
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/22	1,500	1,655
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/23	1,535	1,730
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/24	1,095	1,254
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/25	765	889
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/26	1,500	1,761
California Statewide Communities
Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/32	5,000	5,697
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	4.000%	11/1/21	215	224
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/22	225	245
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/23	235	258
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	3.000%	11/1/24	245	243
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	3.000%	11/1/25	260	257
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	3.125%	11/1/26	265	262
California Statewide Communities
Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/27	270	307
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/18	275	279
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/19 (4)	250	262
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/20 (4)	210	226

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/21 (4)	200	220
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/22 (4)	200	225
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/23 (4)	400	459
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/24 (4)	500	583
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/27 (4)	1,660	1,897
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/28 (4)	900	1,026
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/34 (4)	2,500	2,802
California Statewide Communities
Development Authority Revenue
(Citrus Valley Health Partners)	4.850%	6/1/18 (14)	6,800	6,800
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	4.000%	11/1/18	245	247
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	4.000%	11/1/19	375	386
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/20	100	107
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	4.000%	11/1/21	345	367
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/22	375	420
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/23	275	314
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/24	320	370
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/25	355	409
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/26	325	372
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/27	750	857

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/28	1,310	1,492
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/29	700	795
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/30	1,040	1,179
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30	11,500	12,315
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/31	1,100	1,245
California Statewide Communities
Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/32	1,690	1,910
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System)	5.500%	7/1/22	3,050	3,016
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System)	5.750%	7/1/24	9,160	9,055
California Statewide Communities
Development Authority Revenue
(Daughters of Charity Health System)	5.750%	7/1/25	1,270	1,255
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/30	2,500	2,927
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/31	4,040	4,709
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/33	4,000	4,629
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/34	4,795	5,524
California Statewide Communities
Development Authority Revenue
(Enloe Medical Center)	5.000%	8/15/35	1,000	1,149
California Statewide Communities
Development Authority Revenue
(Episcopal Communities & Services)	5.000%	5/15/27	500	544
California Statewide Communities
Development Authority Revenue
(Episcopal Communities & Services)	5.000%	5/15/32	680	733
California Statewide Communities
Development Authority Revenue
(Eskaton Properties Inc. Obligated Group)	5.000%	11/15/23	1,110	1,242
California Statewide Communities
Development Authority Revenue
(Eskaton Properties Inc. Obligated Group)	5.250%	11/15/34	4,350	4,732

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/20	240	253
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/21	170	184
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/22	120	132
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/23	200	224
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/26	350	405
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/27	160	187
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/28	420	488
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	5.000%	4/1/29	470	544
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/32	255	266
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/34	350	362
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/36	630	647
California Statewide Communities
Development Authority Revenue
(Front Porch Communities)	4.000%	4/1/37	650	667
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/18	500	501
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/19	500	517
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/20	325	346
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/20	330	351
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/21	275	299
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/21	305	332

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/22	250	278
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/22	420	467
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/23	665	753
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/23	300	340
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/24	800	917
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/24	300	344
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/25	1,140	1,304
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/25	300	347
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/26	1,010	1,151
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/26	325	379
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/27	2,020	2,296
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/28	3,000	3,400
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/29	3,000	3,388
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/30	4,575	5,158
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/31	4,000	4,503
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/32	3,790	4,253
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/33	2,500	2,798
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/34	2,000	2,232

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/36	590	677
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/37	500	573
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/38	710	813
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente) VRDO	0.950%	6/7/18	28,555	28,555
California Statewide Communities
Development Authority Revenue
(Loma Linda University Medical Center)	5.250%	12/1/29	11,215	12,387
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/24	150	174
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/25	250	293
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/26	370	437
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/27	250	298
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/28	300	357
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/29	360	426
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/30	250	295
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/31	400	470
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/32	470	551
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/33	450	525
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/20	1,400	1,497
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/21	1,030	1,130
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/22	765	858

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/23	525	601
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/24	760	884
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/25	1,000	1,180
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/26	1,015	1,209
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/27	1,000	1,205
California Statewide Communities
Development Authority Revenue
(Rady Children’s Hospital - San Diego)	5.000%	8/15/28	780	950
California Statewide Communities
Development Authority Revenue
(St. Joseph Health System)	4.500%	7/1/18 (ETM)	2,040	2,045
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/19	530	551
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/20	500	535
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/22	1,050	1,181
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.250%	8/15/31	7,500	8,285
1 California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/32	11,820	13,010
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living 1 Inc.)	5.000%	7/1/25	100	118
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living 1 Inc.)	5.000%	7/1/26	175	210
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living 1 Inc.)	5.000%	7/1/27	205	248
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living 1 Inc.)	5.000%	7/1/28	100	121
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living 1 Inc.)	5.000%	7/1/29	365	439
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living 1 Inc.)	5.000%	7/1/30	275	330

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,119
California Statewide Communities
Development Authority Revenue
(Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,148
California Statewide Communities
Development Authority Senior Living
Revenue (Southern California Presbyterian
Homes)	7.000%	11/15/29	2,000	2,134
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/19	500	514
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/20	500	528
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/21	825	891
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,770
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,401
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/24	1,250	1,417
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,145
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/26	3,410	3,939
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/27	2,015	2,320
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/28	5,000	5,740
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,289

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.125%	5/15/31	7,000	7,478
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/32	2,475	2,806
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/33	3,375	3,816
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/34	1,750	1,973
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/35	2,000	2,251
Capistrano CA Unified School District
Special Tax Revenue	5.000%	9/1/18 (15)	2,000	2,016
Capistrano CA Unified School District
Special Tax Revenue	5.000%	9/1/19 (15)	2,080	2,162
Capistrano CA Unified School District
Special Tax Revenue	5.000%	9/1/21 (15)	5,225	5,435
Capistrano CA Unified School District
Special Tax Revenue	4.000%	9/1/22 (15)	6,020	6,170
Capistrano CA Unified School District
Special Tax Revenue	4.000%	9/1/24 (15)	6,860	7,029
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	628
Carlsbad CA Unified School District GO	4.000%	5/1/33	690	750
Carlsbad CA Unified School District GO	4.000%	5/1/34	685	739
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,272
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,345
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/19 (4)	800	835
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/20 (4)	785	841
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/21 (4)	850	932
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment
Project Area No. 1)	5.000%	10/1/22 (4)	600	672
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	402
Centinela Valley CA Union High School
District GO	4.000%	8/1/30 (4)	2,025	2,210

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Centinela Valley CA Union High School
District GO	4.000%	8/1/31 (4)	1,375	1,495
Centinela Valley CA Union High School
District GO	4.000%	8/1/32 (4)	3,355	3,626
Centinela Valley CA Union High School
District GO	4.000%	8/1/33 (4)	1,410	1,518
Centinela Valley CA Union High School
District GO	4.000%	8/1/34 (4)	5,465	5,850
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,137
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson
Ice-Gen Project)	5.000%	7/1/19	765	793
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson
Ice-Gen Project)	5.250%	7/1/20	1,025	1,101
Cerritos CA Community College District GO	0.000%	8/1/20	500	481
Cerritos CA Community College District GO	0.000%	8/1/22	500	457
Cerritos CA Community College District GO	0.000%	8/1/23	500	443
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,715
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,390
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/18	850	852
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,006
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	380	391
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,544
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	525	563
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,565
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,525	2,896
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,542
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,530
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,745
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	450	484
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	625	669
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/35	600	639
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	5,704
Chaffey CA Union High School District GO	0.000%	8/1/20	400	385
Chaffey CA Union High School District GO	0.000%	8/1/21	500	470
Chaffey CA Union High School District GO	0.000%	8/1/22	500	458
Chaffey CA Union High School District GO	0.000%	8/1/23	600	535
Chaffey CA Union High School District GO	0.000%	8/1/24	500	431
Chaffey CA Union High School District GO	0.000%	8/1/25	655	539
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,130

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,433
Chico CA Unified School District GO	3.000%	8/1/18	640	642
Chico CA Unified School District GO	3.000%	8/1/19	1,500	1,526
Chico CA Unified School District GO	4.000%	8/1/20	1,330	1,395
Chico CA Unified School District GO	4.000%	8/1/21	1,200	1,281
Chico CA Unified School District GO	4.000%	8/1/22	410	445
Chico CA Unified School District GO	4.000%	8/1/23	450	495
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	775
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,164
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	669
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,361
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,314
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,174
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,354
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,263
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,725
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,951
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,677
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,024
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,221
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,109
5 Citrus CA Community College District GO	0.000%	8/1/33	1,000	894
5 Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,799
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,636
Clovis CA Unified School District GO	0.000%	8/1/32	4,185	2,600
Clovis CA Unified School District GO	0.000%	8/1/33	2,700	1,597
Clovis CA Unified School District GO	0.000%	8/1/34	2,000	1,126
Clovis CA Unified School District GO	0.000%	8/1/35	2,775	1,492
Clovis CA Wastewater System Revenue	5.000%	8/1/27 (15)	1,000	1,213
Clovis CA Wastewater System Revenue	5.000%	8/1/28 (15)	1,000	1,206
Clovis CA Wastewater System Revenue	5.000%	8/1/31 (15)	1,380	1,640
Clovis CA Wastewater System Revenue	5.000%	8/1/33 (15)	1,780	2,097
Clovis CA Wastewater System Revenue	5.000%	8/1/34 (15)	1,000	1,172
Clovis CA Wastewater System Revenue	5.000%	8/1/35 (15)	1,000	1,168
Clovis CA Wastewater System Revenue	5.000%	8/1/36 (15)	2,000	2,327
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,220	1,417
4 Coachella Valley CA Unified School District
TOB VRDO	1.260%	6/7/18 (15)	7,500	7,500
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,481
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,510

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	876
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,141
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,004
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,079
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,313
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,359
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/20	915	975
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/21	500	546
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	335	374
Commerce CA Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/23 (4)	605	690
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,876
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,508
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,211
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,560
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,752
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,713
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,210
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,598
Contra Costa CA Community College
District GO	5.000%	8/1/24	4,140	4,647
Contra Costa CA Community College
District GO	5.000%	8/1/32	3,000	3,406
Contra Costa CA Community College
District GO	5.000%	8/1/33	4,000	4,520
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,155
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,143
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/30	2,000	2,408
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/31	1,260	1,514
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/32	2,000	2,394
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/32	1,600	1,801
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/33	6,060	7,227
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/33	1,800	2,023
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/34	5,665	6,732

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,027
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	853
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	800	876
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	674
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,298
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,410	2,769
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	547
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	569
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,756
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,887
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,553
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	887
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,090
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,210
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,139
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	947
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,151
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,716
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,138
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,207
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/23	1,145	1,303
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/24	1,325	1,498
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/25	2,525	2,840
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/27	1,000	1,116
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/28	1,590	1,772
4 Cotati-Rohnert Park CA Unified School
District GO TOB VRDO	1.160%	6/7/18 (15)	11,000	11,000
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,731
Cupertino CA Union School District GO	5.000%	8/1/32	480	565
Cupertino CA Union School District GO	5.000%	8/1/33	545	640
Cupertino CA Union School District GO	5.000%	8/1/34	245	286
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,448
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,816
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,977
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,062
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,122

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,817
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,544
Desert CA Community College District GO	5.000%	8/1/20	1,760	1,884
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/27	750	833
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/26	425	512
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/29	550	663
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/31	1,000	1,199
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/33	1,300	1,549
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/34	900	1,069
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/35	670	792
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/36	1,050	1,238
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/37	1,100	1,293
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	9,780
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	16,020	17,093
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	2,005	2,139
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,425	7,663
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,315	6,606
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,670
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,706
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	5,001
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,157
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	8,170	9,791
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,155	3,660
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	8,050	9,612
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	4,030	4,198
East Bay CA Regional Park District GO	5.000%	9/1/28	385	401
East Side CA Union High School District
Santa Clara County GO	5.000%	8/1/29	6,070	6,894
East Side CA Union High School District
Santa Clara County GO	4.000%	8/1/33	1,425	1,520
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,106

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/20	2,510	2,685
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/22	1,035	1,167
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/25	1,015	1,212
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/26	1,050	1,270
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/28	1,890	2,266
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/29	3,650	4,358
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/29	2,690	3,194
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/30	2,600	3,081
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/31	3,010	3,557
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/31	5,025	5,934
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/32	2,500	2,944
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/32	5,050	5,940
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/33	3,750	4,399
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/33	5,000	5,857
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/34	4,720	5,514
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/35	4,970	5,790
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/36	2,310	2,682
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/18 (Prere.)	1,000	1,003
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/18 (Prere.)	6,220	6,238
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/18 (Prere.)	5,245	5,260
	Eastern California Municipal Water District
	Water & Sewer Revenue	5.000%	7/1/24	1,010	1,186
	Eastern California Municipal Water District
	Water & Sewer Revenue	5.000%	7/1/27	2,455	2,959
[2,4]	Eaton Vance California Municipal Bond Fund II	1.910%	7/1/19	8,300	8,308
	El Camino CA Community College District GO	0.000%	8/1/29	8,085	5,806
	El Camino CA Community College District GO	0.000%	8/1/32	10,000	6,380
	El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,141
	El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,282
	El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,430
	El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,623
	El Camino CA Healthcare District GO	4.000%	8/1/33	3,000	3,211
	El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,045
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,580

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,481
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,725
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,179
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,191
Elk Grove CA Finance Authority Special Tax
Revenue	3.000%	9/1/18	425	426
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/19	655	673
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	586
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	465	508
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	475
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,271
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,483
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,210
Encinitas CA Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/28	1,000	1,087
Encinitas CA Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/29	800	868
Escondido CA GO	5.000%	9/1/22	755	853
Escondido CA GO	5.000%	9/1/23	2,030	2,347
Escondido CA GO	5.000%	9/1/24	825	970
Escondido CA GO	5.000%	9/1/25	1,000	1,195
Evergreen CA School District Election GO	3.250%	8/1/34	1,000	993
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,138
Evergreen CA School District Election GO	4.000%	8/1/35	335	357
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	1,974
Evergreen CA School District Election GO	4.000%	8/1/37	1,050	1,112
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/27	1,000	1,113
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/32	1,820	2,025
Fontana CA Community Facilities District
No. 22 Special Tax Revenue (Sierra Hills
South)	5.000%	9/1/26	1,725	1,929
Fontana CA Community Facilities District
No. 22 Special Tax Revenue (Sierra Hills
South)	5.000%	9/1/27	1,810	2,008
Fontana CA Community Facilities District
No. 22 Special Tax Revenue (Sierra Hills
South)	5.000%	9/1/28	1,900	2,089
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,377
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,808
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,884
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,227

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	14,571
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,603
6 Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/25	2,130	1,803
7 Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/26	3,000	2,570
8 Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/27	5,000	4,322
9 Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	916
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.250%	1/15/33	5,000	5,853
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue PUT	5.000%	1/15/20	22,880	23,586
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue PUT	5.500%	1/15/23	25,000	28,039
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,147
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,511
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	1,904
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,328
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,778
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,266
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,069
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,215
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	1,130	1,159
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	1,000	1,051
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	3,750	4,054
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	475	526
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	2,400	2,717
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	1,680	1,931
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/25 (4)	1,500	1,737
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/26 (4)	1,650	1,930
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/27 (4)	1,315	1,556
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/28 (4)	1,400	1,649
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,025	1,201
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/30 (4)	675	788
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	3,000	3,490
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/32 (4)	1,500	1,739

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/34 (4)	2,445	2,807
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/36 (4)	2,055	2,337
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/37 (4)	1,200	1,364
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	837
Fullerton CA Community Facilities District
No. 1 Special Tax Revenue (Amerige Heights) 5.000%		9/1/26	1,000	1,095
Fullerton CA Community Facilities District
No. 1 Special Tax Revenue (Amerige Heights) 5.000%		9/1/32	1,600	1,744
Gavilan CA Joint Community College
District GO	5.000%	8/1/32	4,200	4,843
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,699
Glendale CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,575	1,705
Glendale CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,530
Glendale CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,605	1,867
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	5,640	5,823
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	2,000	2,065
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,355	3,549
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,835	1,947
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,785	3,010
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,089
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	5,875	6,384
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	470
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	3,670	4,037
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	10,020	11,143
Golden State Tobacco Securitization Corp.
California Revenue	4.600%	6/1/23 (2)	1,525	1,525
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	7,500	8,364
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/24	11,505	12,987
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	8,040	9,162
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/26	12,070	13,857

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,500	5,013
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/27	5,100	5,899
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	3,939
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	9,540	10,858
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	12,482
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,227
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	3,605	4,081
4 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.160%	6/7/18 LOC	11,700	11,700
Grossmont CA Union High School District GO	5.000%	8/1/22	1,275	1,435
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,173
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,600
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,109
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,349
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	2,058
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	4,887
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	10,626
Grossmont-Cuyamaca CA Community
College District GO	5.000%	8/1/22 (12)	5,480	5,510
Grossmont-Cuyamaca CA Community
College District GO	5.000%	8/1/23 (12)	5,000	5,027
Grossmont-Cuyamaca CA Community
College District GO	0.000%	8/1/25 (12)	14,010	11,555
Grossmont-Cuyamaca CA Community
College District GO	0.000%	8/1/28 (12)	21,875	16,052
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,661
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	2,982
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,751
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,728
Hartnell CA Community College GO	5.000%	8/1/21	525	577
Hartnell CA Community College GO	5.000%	8/1/22	500	563
Hayward CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,358
Hayward CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,386
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	3,908
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,560
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,690
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,751
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,905
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,398
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	6,840

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	281
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	358
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	260
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	190
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	551
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	559
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	696
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	437
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,067
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,396
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	604
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	635
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	394
Hollister CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,140
Hollister CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,405
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,079
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,619
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,107
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	595
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,250	1,417
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,738
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	789
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,025	1,208
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,310	1,568
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,747
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	599
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	615	733
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,010	3,512
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32	2,500	2,704
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33	3,000	3,226
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,006
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,262
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,375
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,770

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,339
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	857
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	708
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/21 (15)	515	559
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/22 (15)	375	417
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/23 (15)	1,025	1,163
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/25 (15)	1,600	1,869
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/27 (15)	500	597
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/29 (15)	1,215	1,432
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/30 (15)	1,000	1,172
Irvine CA Ranch Water District Revenue
VRDO	0.520%	6/1/18 LOC	1,800	1,800
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.430%	6/1/18 LOC	1,000	1,000
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,358
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,057
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,533
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,857
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	447
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	374
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,260
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,125
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	503
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	782
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	735
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	721
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	905
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	974
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	522

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	919
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/21	1,500	1,632
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/23	1,150	1,291
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/24	1,225	1,396
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/26	1,300	1,507
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/28	525	607
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	385	439
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	200	227
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	450	509
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	525	594
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	250	282
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	1,090	1,230
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	510	572
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	350	392
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.430%	6/1/18 LOC	15,000	15,000
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,281
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,279
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,522
Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,800
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,166
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,182
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,352
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	2,924
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,109
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	753

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	650
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	535
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	549
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	787
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,149
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,023
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	880	1,046
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	775
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,126
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,447
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	546
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,709
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,547
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	711
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	1,999
Kaweah CA Delta Health Care District
Revenue	5.000%	6/1/18	3,255	3,255
Kaweah CA Delta Health Care District
Revenue	5.000%	6/1/19	3,415	3,507
Kaweah CA Delta Health Care District
Revenue	5.000%	6/1/20	1,585	1,676
Kaweah CA Delta Health Care District
Revenue	5.000%	6/1/21	3,755	4,061
Kaweah CA Delta Health Care District
Revenue	5.000%	6/1/22	3,950	4,366
Kaweah CA Delta Health Care District
Revenue	4.000%	6/1/36	4,930	4,993
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	866
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,428
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,422
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,155
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,152
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,678
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,340
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,732
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,193
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	332

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	341
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	596
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	797
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	3.000%	8/1/18	325	326
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	3.000%	8/1/19	500	507
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	3.000%	8/1/20	750	767
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	4.000%	8/1/21	625	662
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/22	575	640
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	425	485
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	435	505
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	600	707
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	4.000%	8/1/26 (4)	1,355	1,514
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	4.000%	8/1/27 (4)	1,890	2,102
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	4.000%	8/1/28 (4)	1,830	1,997
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/29 (4)	865	1,015
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/30 (4)	1,000	1,170
	Lancaster CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/33 (4)	1,200	1,389
	Lee Lake CA Public Financing Authority
	Revenue	5.000%	9/1/21	1,810	1,971
	Lee Lake CA Public Financing Authority
	Revenue	5.000%	9/1/23	2,190	2,478
	Liberty CA Union High School District GO	4.000%	8/1/30	750	826
	Liberty CA Union High School District GO	4.000%	8/1/31	565	619
	Livermore Valley CA Water Financing
	Authority Revenue	5.000%	7/1/29	500	602
	Livermore Valley CA Water Financing
	Authority Revenue	5.000%	7/1/31	575	685
	Livermore Valley CA Water Financing
	Authority Revenue	5.000%	7/1/32	700	831
	Livermore Valley CA Water Financing
	Authority Revenue	5.000%	7/1/33	700	828
	Livermore Valley CA Water Financing
	Authority Revenue	5.000%	7/1/35	600	704
10	Lodi CA Public Financing Authority Electric
	Revenue	5.000%	9/1/19 (4)	400	416
10	Lodi CA Public Financing Authority Electric
	Revenue	5.000%	9/1/22 (4)	1,000	1,122
10	Lodi CA Public Financing Authority Electric
	Revenue	5.000%	9/1/25 (4)	1,300	1,539

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
10	Lodi CA Public Financing Authority Electric
	Revenue	5.000%	9/1/28 (4)	1,330	1,635
10	Lodi CA Public Financing Authority Electric
	Revenue	5.000%	9/1/29 (4)	650	794
	Lodi CA Unified School District GO	4.000%	8/1/36	4,120	4,390
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	2,872
	Long Beach CA Community College
	District GO	0.000%	6/1/29 (ETM)	960	697
	Long Beach CA Community College
	District GO	0.000%	6/1/29 (4)	5,420	3,861
	Long Beach CA Community College
	District GO	4.000%	8/1/31	1,230	1,342
	Long Beach CA Community College
	District GO	4.000%	8/1/33	760	820
	Long Beach CA Community College
	District GO	4.000%	8/1/34	600	645
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	5.250%	11/15/19	525	548
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	5.250%	11/15/20	3,330	3,571
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	5.250%	11/15/21	500	548
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	5.250%	11/15/22	260	291
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	5.000%	11/15/24	7,905	8,949
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	2.980%	11/15/25	16,845	17,178
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	3.000%	11/15/26	10,025	10,169
	Long Beach CA Finance Authority Natural
	Gas Purchase Revenue	5.500%	11/15/32	2,670	3,344
	Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,159
	Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,313
	Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,259
	Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,880
	Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,532
	Los Angeles CA Community College
	District GO	5.000%	8/1/18 (Prere.)	45	45
	Los Angeles CA Community College
	District GO	5.000%	8/1/18 (Prere.)	5	5
	Los Angeles CA Community College
	District GO	5.000%	8/1/18 (Prere.)	20	20
	Los Angeles CA Community College
	District GO	5.000%	8/1/18 (Prere.)	4,250	4,275
	Los Angeles CA Community College
	District GO	5.000%	8/1/18 (Prere.)	35	35
	Los Angeles CA Community College
	District GO	5.000%	8/1/18 (Prere.)	5,000	5,029
	Los Angeles CA Community College
	District GO	5.000%	8/1/18 (Prere.)	6,500	6,538
	Los Angeles CA Community College
	District GO	5.000%	8/1/19 (Prere.)	6,960	7,241

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Community College
District GO	5.500%	8/1/19 (Prere.)	5,000	5,231
Los Angeles CA Community College
District GO	4.000%	8/1/20	1,000	1,053
Los Angeles CA Community College
District GO	4.000%	8/1/21	555	596
Los Angeles CA Community College
District GO	5.000%	8/1/22	3,030	3,430
Los Angeles CA Community College
District GO	5.000%	8/1/24	12,585	14,850
Los Angeles CA Community College
District GO	5.000%	8/1/24	4,895	5,776
Los Angeles CA Community College
District GO	5.000%	8/1/25	10,940	13,135
Los Angeles CA Community College
District GO	5.000%	8/1/28	25,135	29,325
Los Angeles CA Community College
District GO	4.000%	8/1/29	5,000	5,602
Los Angeles CA Community College
District GO	5.000%	8/1/29	1,500	1,745
Los Angeles CA Community College
District GO	4.000%	8/1/30	1,000	1,070
Los Angeles CA Community College
District GO	4.000%	8/1/30	9,045	10,071
Los Angeles CA Community College
District GO	4.000%	8/1/30	4,045	4,365
Los Angeles CA Community College
District GO	5.000%	8/1/30	7,125	8,268
Los Angeles CA Community College
District GO	4.000%	8/1/31	8,540	9,464
Los Angeles CA Community College
District GO	4.000%	8/1/31	4,320	4,654
Los Angeles CA Community College
District GO	4.000%	8/1/31	6,145	6,548
Los Angeles CA Community College
District GO	5.000%	8/1/31	20,285	23,488
Los Angeles CA Community College
District GO	4.000%	8/1/32	2,850	3,144
Los Angeles CA Community College
District GO	4.000%	8/1/32	5,205	5,565
Los Angeles CA Community College
District GO	4.000%	8/1/32	14,500	15,503
Los Angeles CA Community College
District GO	4.000%	8/1/33	1,925	2,110
Los Angeles CA Community College
District GO	4.000%	8/1/33	19,215	20,488
Los Angeles CA Community College
District GO	4.000%	8/1/34	3,500	3,816
Los Angeles CA Community College
District GO	4.000%	8/1/35	4,000	4,341
Los Angeles CA Community College
District GO	4.000%	8/1/36	4,700	5,082
Los Angeles CA Community College
District GO	5.000%	8/1/36	8,725	10,178

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Community College
District GO	4.000%	8/1/37	6,500	7,012
Los Angeles CA Community College
District GO	4.000%	8/1/37	1,000	1,068
Los Angeles CA Community College
District GO	4.000%	8/1/37	25,000	26,222
4 Los Angeles CA Community College
District GO TOB VRDO	1.070%	6/7/18 (Prere.)	2,800	2,800
Los Angeles CA Community Facilities
District No.4 Special Tax Revenue (Playa
Vista - Phase 1)	5.000%	9/1/23	820	934
Los Angeles CA Community Facilities
District No.4 Special Tax Revenue (Playa
Vista - Phase 1)	5.000%	9/1/24	1,000	1,155
Los Angeles CA Community Facilities
District No.4 Special Tax Revenue (Playa
Vista - Phase 1)	5.000%	9/1/25	1,500	1,723
Los Angeles CA Community Facilities
District No.4 Special Tax Revenue (Playa
Vista - Phase 1)	5.000%	9/1/26	1,200	1,369
Los Angeles CA Community Facilities
District No.4 Special Tax Revenue (Playa
Vista - Phase 1)	5.000%	9/1/27	2,000	2,274
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,340
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,205	1,312
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,035	1,156
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,583
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,081
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,892
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,668
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,330	1,558
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	5,848
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,535	1,794
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,020	2,350
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,318
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,697
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,651
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,258

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,695
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,946
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	550	653
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,353
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,339
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,908
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,800	2,115
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,690
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,617
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,945	2,278
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,399
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,850	2,169
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,269
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,245	2,624
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,500	2,915
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/21 (Prere.)	140	153
Los Angeles CA Department of Water &
Power Revenue	4.000%	7/1/22	1,000	1,087
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	9,985	10,937
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	2,575	2,901
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/22	1,000	1,126
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	1,335	1,361
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/23	5,605	6,307
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	3,025	3,555
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	2,770	2,823
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	995	1,169
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	1,395	1,667
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	10,100	11,504

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	520	621
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	1,735	2,082
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	6,060	7,271
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	2,350	2,396
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	750	900
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	1,500	1,684
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/26	2,000	2,006
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/27	1,655	1,686
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/28	2,000	2,038
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/28	8,010	9,381
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	1,670	1,701
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	1,500	1,721
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	2,010	2,466
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	2,065	2,388
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	10,000	11,444
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	930	1,100
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	2,500	2,887
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	4,690	5,416
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	7,000	7,999
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	2,500	3,032
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	10,010	11,965
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	15,000	17,122
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	3,300	3,802
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	6,080	7,006
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	6,730	7,676
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	7,000	7,972
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	2,025	2,448

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	7,500	8,704
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/32	14,250	16,229
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	5,525	6,485
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	5,000	5,682
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	1,000	1,203
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	1,500	1,761
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	2,000	2,291
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	5,305	6,077
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	4,500	5,265
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	1,500	1,798
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	12,005	13,752
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/34	7,500	8,650
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	2,250	2,626
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	2,000	2,390
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	1,500	1,751
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	1,545	1,797
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	20,345	24,232
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	1,050	1,221
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	4,000	4,703
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	25,260	30,039
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	5,000	5,875
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	5,000	5,941
Los Angeles CA Department of Water &
Power Revenue VRDO	0.500%	6/1/18	6,105	6,105
Los Angeles CA Department of Water &
Power Revenue VRDO	0.500%	6/1/18	23,515	23,515
Los Angeles CA Department of Water &
Power Revenue VRDO	0.520%	6/1/18	22,600	22,600
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,460
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,460
Los Angeles CA GO	5.000%	9/1/22	10,010	10,997
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	536

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	826
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,149
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,000	4,750
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,415	2,862
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,078
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	2,931
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,515	4,137
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,198
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,660	2,821
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,187
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,500	2,643
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,244
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,394
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	5,986
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,075	9,668
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,015	3,644
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,115	4,949
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	11,694
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,400	11,088
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	5,780	6,140
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	15,880	16,810
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,825	5,093
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,046
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	16,513
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	13,391
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,010	16,073
Los Angeles CA Unified School District GO	5.000%	7/1/20	29,000	31,053
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,071
Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	11,010
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,237
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,309
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,677
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,979
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,200
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,687
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,644
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	471
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,690	4,270
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,860	7,938
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,250	8,389
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,185	6,000
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,096
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,968
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,387

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,753
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,313
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,865	13,988
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,716
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,450
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,571
Los Angeles CA Unified School District GO	5.000%	7/1/25	16,840	20,182
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,771
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,663
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,732
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,325	11,324
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,919
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,653
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,360
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,383
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,836
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,075	14,047
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,376
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,723
Los Angeles CA Unified School District GO	5.000%	7/1/29	22,510	26,117
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,279
Los Angeles CA Unified School District GO	5.000%	7/1/30	6,675	7,728
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,333
Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	19,219
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,260
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	2,930
Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,638
Los Angeles CA Unified School District GO	5.000%	7/1/33	5,050	6,086
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,433
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,634
Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,994
Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	11,957
Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,675
Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,991
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,825	1,949
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,010	2,206
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,093
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,440
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,621
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,390	12,771
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,133
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,153
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,340
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,767
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,137
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,638
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	2,829
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,065
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,398
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,572
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,577
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,451
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,315
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,655	4,341

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,045	1,246
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,382
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,655
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,146
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,055	11,054
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,015	11,010
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,045	3,345
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,095	5,737
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,406
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,696
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,242
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/30	7,320	8,890
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	12,885	15,614
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,000	6,041
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,924
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	7,079
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,898
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,055	11,826
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,880
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	29,518
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,730
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,095	25,145
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,863
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	25,869
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/21	1,000	1,101
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/21	2,440	2,709

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/22	1,155	1,303
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/22	1,275	1,450
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/23	1,500	1,686
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/24	1,515	1,696
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/24	1,325	1,565
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/25	1,325	1,480
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/25	970	1,164
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/30	2,500	2,770
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/31	3,000	3,319
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/33	6,190	7,182
4 Los Angeles County CA Public Works
Financing Authority Lease Revenue
TOB VRDO	1.090%	6/7/18	2,750	2,750
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood
Redevelopment Project)	5.000%	7/1/21	1,670	1,833
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood
Redevelopment Project)	5.000%	7/1/22	4,555	5,123
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood
Redevelopment Project)	5.000%	7/1/23	2,105	2,423
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood
Redevelopment Project)	5.000%	7/1/24	2,215	2,516
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	762
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,075
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,611
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,594
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,037
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	7,016
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	9,733

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	7,100	8,250
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,393
Los Angeles County CA Unified School
District GO	5.000%	7/1/21	12,500	13,762
Los Angeles County CA Unified School
District GO	5.000%	7/1/28	15,070	18,102
Los Angeles County CA Unified School
District GO	5.000%	7/1/30	1,000	1,194
Los Rios CA Community College District GO	5.000%	8/1/24	500	587
Los Rios CA Community College District GO	5.000%	8/1/25	500	597
Los Rios CA Community College District GO	5.000%	8/1/26	1,410	1,703
Los Rios CA Community College District GO	5.000%	8/1/27	1,100	1,348
Los Rios CA Community College District GO	5.000%	8/1/28	1,285	1,568
Los Rios CA Community College District GO	5.000%	8/1/29	1,120	1,360
Los Rios CA Community College District GO	5.000%	8/1/30	1,100	1,328
Los Rios CA Community College District GO	4.000%	8/1/31	3,060	3,360
Los Rios CA Community College District GO	4.000%	8/1/32	3,125	3,408
Los Rios CA Community College District GO	4.000%	8/1/33	3,000	3,254
Los Rios CA Community College District GO	4.000%	8/1/35	3,750	4,030
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	12,239
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	12,474
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	18,024
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.750%	6/1/18 LOC	14,900	14,900
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,597
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,071
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,099
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,126
Manteca CA Unified School District GO	5.000%	8/1/23	1,130	1,301
Marin CA Community College District GO	5.000%	8/1/23	550	635
Marin CA Community College District GO	5.000%	8/1/24	445	523
Marin CA Community College District GO	5.000%	8/1/25	605	724
Marin CA Community College District GO	4.000%	8/1/28	600	677
Marin CA Community College District GO	4.000%	8/1/29	450	505
Marin CA Community College District GO	4.000%	8/1/30	800	884
Marin CA Community College District GO	4.000%	8/1/31	7,660	8,411
Marin CA Community College District GO	4.000%	8/1/32	2,945	3,219
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,085
Marin CA Community College District GO	4.000%	8/1/33	1,900	2,065
Marin CA Community College District GO	4.000%	8/1/34	3,000	3,246
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,076
Marin CA Community College District GO	4.000%	8/1/36	665	711
Marin CA Healthcare District GO	5.000%	8/1/28	435	511
Marin CA Healthcare District GO	5.000%	8/1/30	500	585
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,167
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,155
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,568
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,447
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,849
Marina Coast Water District California
Enterprise Revenue	4.000%	6/1/22	1,090	1,182

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	1,924
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,841
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,618
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	464
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	430
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	615	678
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	520	586
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,163
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,449
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	460
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	2,971
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,055	1,220
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,550	4,176
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,490	4,172
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,315	3,961
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,150	2,403
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	3,982
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,172
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,033
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,513
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,281
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,045
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,696

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Modesto CA Community Facilities District
	No. 2004-1 Special Tax Revenue (Village
	One No. 2)	5.000%	9/1/29	1,625	1,810
	Modesto CA Community Facilities District
	No. 2004-1 Special Tax Revenue (Village
	One No. 2)	5.000%	9/1/30	1,760	1,958
	Modesto CA Irrigation District COP	5.000%	7/1/18 (Prere.)	3,855	3,866
	Modesto CA Irrigation District Electric
	Revenue	5.000%	7/1/21	1,000	1,096
	Modesto CA Irrigation District Electric
	Revenue	5.000%	7/1/22	1,025	1,150
	Modesto CA Irrigation District Financing
	Authority Electric Revenue	5.000%	10/1/31	1,475	1,681
	Modesto CA Irrigation District Financing
	Authority Electric Revenue	5.000%	10/1/31	1,840	2,097
	Moreno Valley CA Community
	Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,191
	Moreno Valley CA Community
	Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	8/1/32	1,010	1,187
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/21	615	650
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/22	685	732
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/23	735	790
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	4.000%	9/1/24	780	840
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/25	845	965
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,069
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,162
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,354
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,577
10	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,032
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,520
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,945
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,769
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,161
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,380
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,869

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Morgan Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,250
	Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	438
	Morgan Hill CA Unified School District GO	4.000%	8/1/33	200	218
	Morgan Hill CA Unified School District GO	4.000%	8/1/34	250	271
	Morgan Hill CA Unified School District GO	4.000%	8/1/36	1,240	1,332
	Morgan Hill CA Unified School District GO	4.000%	8/1/37	745	799
	Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	676
	Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	750
	Mount Diablo CA Unified School District GO	5.000%	8/1/21	775	852
	Mount San Antonio CA Community College
	District GO	0.000%	8/1/25	2,000	1,684
11	Mount San Antonio CA Community College
	District GO	0.000%	8/1/28	3,000	2,884
	Mount San Jacinto CA Community College
	District GO	4.000%	8/1/37	3,290	3,511
	Mount San Jacinto CA Community College
	District GO	4.000%	8/1/38	1,400	1,493
	Mountain View-Whisman CA School
	District COP	4.000%	6/1/19	400	410
	Mountain View-Whisman CA School
	District COP	4.000%	6/1/20	500	524
	Mountain View-Whisman CA School
	District COP	5.000%	6/1/21	285	312
	Mountain View-Whisman CA School
	District COP	5.000%	6/1/22	400	450
	Mountain View-Whisman CA School
	District GO	5.000%	9/1/24	400	471
	Mountain View-Whisman CA School
	District GO	5.000%	9/1/25	630	755
	Mountain View-Whisman CA School
	District GO	5.000%	9/1/26	1,110	1,348
	Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	502
	Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	599
	Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	830
	Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	267
	Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,762
	Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	346
	Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	932
	Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,662
	Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	387
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	814
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,628
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	602
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,880
	Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	535
	Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	343
[10,12]Napa Valley CA Unified School District GO		0.000%	8/1/30	8,130	7,897
[10,12]Napa Valley CA Unified School District GO		0.000%	8/1/31	4,650	4,491
	Napa Valley CA Unified School District GO	5.000%	8/1/31	205	242
	Newport Beach CA Revenue (Hoag Memorial
	Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	5,876
	Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,347
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,089

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	1,003
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	8,969
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/20	845	886
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/21	1,055	1,129
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/22	970	1,088
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/23	1,270	1,453
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/24	1,380	1,597
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/25	500	585
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/26	1,620	1,907
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/27	1,755	2,082
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/28 (15)	750	885
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,052
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,627
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,589
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,514
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,553
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,326
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,776
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,767
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	266
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	268
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	224
Northern California Transmission Agency
Revenue	5.000%	5/1/23	385	442
Northern California Transmission Agency
Revenue	5.000%	5/1/24	695	811
Northern California Transmission Agency
Revenue	5.000%	5/1/25	2,030	2,392
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,478
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,065	1,253
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,600	1,874

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,455
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	2,903
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,255	4,925
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,576
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	5,733
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	4,011
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	4.000%	9/1/18	1,860	1,865
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/19	2,085	2,126
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/20	2,340	2,423
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/21	1,220	1,280
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/22	1,360	1,441
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/23	1,500	1,603
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/24	1,660	1,780
4 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.090%	6/7/18 LOC	31,500	31,500
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	274
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	399
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	519
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	472
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	396
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	449
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	337
Oakland CA GO	5.000%	1/15/23	5,650	6,417
Oakland CA GO	5.000%	1/15/31	3,000	3,220
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,029
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	3,832
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,436
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,214
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,281

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	6,829
Oakland CA Unified School District GO	5.000%	8/1/20	2,525	2,704
Oakland CA Unified School District GO	5.000%	8/1/20	5,030	5,386
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,759
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,297
Oakland CA Unified School District GO	6.250%	8/1/21 (Prere.)	2,000	2,277
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,463
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,617
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,148
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,493
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,591
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,229
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,320	1,567
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,532
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,372
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,179
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,450
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,174
Oakland CA Unified School District GO	5.000%	8/1/31	480	575
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,740
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,760
Oakland CA Unified School District GO	5.000%	8/1/33	1,200	1,420
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,440
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	2,874
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	1,950
Ohlone CA Community College District GO	5.000%	8/1/22	760	857
Ohlone CA Community College District GO	4.000%	8/1/34	3,900	4,180
Ohlone CA Community College District GO	4.000%	8/1/35	4,290	4,563
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,479
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,029
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,619
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,606
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,893
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,043
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,471
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,305
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,353
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,399
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,447

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,494
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,617
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/22	1,025	1,152
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/27	2,525	2,882
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/28	2,545	2,898
Orange County CA Water District COP	5.000%	8/15/19 (Prere.)	6,925	7,214
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,086
Oxnard CA Union High School District GO	4.000%	8/1/23	210	231
Oxnard CA Union High School District GO	4.000%	8/1/24	200	222
Oxnard CA Union High School District GO	4.000%	8/1/25	300	337
Oxnard CA Union High School District GO	5.000%	8/1/26	850	1,023
Oxnard CA Union High School District GO	5.000%	8/1/27	750	916
Oxnard CA Union High School District GO	5.000%	8/1/28	500	597
Oxnard CA Union High School District GO	5.000%	8/1/29	850	1,010
Oxnard CA Union High School District GO	4.000%	8/1/30	2,000	2,167
Oxnard CA Union High School District GO	4.000%	8/1/31	750	811
Oxnard CA Union High School District GO	4.000%	8/1/32	1,000	1,078
Pajaro Valley CA Unified School District GO	4.000%	8/1/33	225	243
Pajaro Valley CA Unified School District GO	4.000%	8/1/34	250	268
Pajaro Valley CA Unified School District GO	4.000%	8/1/35	300	321
Pajaro Valley CA Unified School District GO	4.000%	8/1/36	250	266
Pajaro Valley CA Unified School District GO	5.000%	8/1/38	1,155	1,361
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	440	483
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,050	1,221
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,178
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,308
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,756
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,659
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	6,954
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,088
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,627
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,624
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,621
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	481
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	384
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	565	633
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	457
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	840

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	740	869
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	550	646
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	630	747
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	650	770
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	506
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,586
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,484
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	479
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,652
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	859
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,279
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	570
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/19	1,000	1,027
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/20	250	262
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.000%	9/2/21	400	427
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/27	1,000	1,096
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,845
Palomar CA Community College District GO	5.000%	8/1/29	450	546
Palomar CA Community College District GO	5.000%	8/1/30	520	629
Palomar CA Community College District GO	5.000%	8/1/31	400	482
Palomar CA Community College District GO	5.000%	8/1/32	300	360
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,274
Palomar CA Community College District GO	5.000%	8/1/33	2,770	3,316
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,530
Palomar CA Community College District GO	5.000%	8/1/34	4,500	5,363
Palomar CA Community College District GO	5.000%	8/1/35	2,485	2,953
Palomar Pomerado Health California COP	6.625%	11/1/19 (Prere.)	5,000	5,348
Palomar Pomerado Health California COP	5.000%	11/1/21	560	600
Palomar Pomerado Health California COP	5.000%	11/1/23	600	661
Palomar Pomerado Health California COP	5.000%	11/1/24	665	740
Palomar Pomerado Health California COP	5.000%	11/1/26	445	503
Palomar Pomerado Health California COP	5.000%	11/1/27	750	850
Palomar Pomerado Health California COP	5.000%	11/1/32	4,550	5,077
Palomar Pomerado Health California GO	0.000%	8/1/21 (14)	145	135
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,190	6,463
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,323
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,316
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	11,967

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Palomar Pomerado Health California GO	5.000%	8/1/28	7,460	8,697
Palomar Pomerado Health California GO	5.000%	8/1/28	1,640	1,912
Palomar Pomerado Health California GO	0.000%	8/1/29 (12)	4,295	2,952
Palomar Pomerado Health California GO	5.000%	8/1/29	795	922
Palomar Pomerado Health California GO	5.000%	8/1/29	4,025	4,670
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,307
Palomar Pomerado Health California GO	5.000%	8/1/31	775	894
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,237
Palomar Pomerado Health California GO	5.000%	8/1/33	1,235	1,413
Palomar Pomerado Health California Revenue	4.000%	11/1/18	810	814
Palomar Pomerado Health California Revenue	4.000%	11/1/19	1,250	1,274
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,185
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,473
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,657
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,659
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,525
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,118
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	930
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,468
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,606
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,592
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,316
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,836
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,455
Pasadena CA Unified School District GO	5.000%	8/1/23	905	1,044
Pasadena CA Unified School District GO	5.000%	8/1/24	1,085	1,274
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,195
Pasadena CA Unified School District GO	5.000%	8/1/25	750	896
Pasadena CA Unified School District GO	5.000%	8/1/26	510	617
Pasadena CA Unified School District GO	5.000%	8/1/26	1,015	1,229
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,085
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,656
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,205
Peralta CA Community College District
Revenue	5.000%	8/1/23	1,000	1,150
Peralta CA Community College District
Revenue	5.000%	8/1/25	250	298
Peralta CA Community College District
Revenue	4.000%	8/1/26	1,500	1,675

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Peralta CA Community College District
Revenue	5.000%	8/1/27	890	1,046
Peralta CA Community College District
Revenue	5.000%	8/1/28	2,455	2,872
Peralta CA Community College District
Revenue	5.000%	8/1/29	2,985	3,484
Peralta CA Community College District
Revenue	5.000%	8/1/30	2,260	2,627
Peralta CA Community College District
Revenue	5.000%	8/1/31	1,550	1,798
Peralta CA Community College District
Revenue	5.000%	8/1/32	2,340	2,705
Peralta CA Community College District
Revenue	5.000%	8/1/34	3,000	3,442
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/19	3,755	3,897
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	9/1/19 (4)	6,300	6,538
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/20 (2)	2,460	2,353
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	9/1/20 (4)	11,880	12,703
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	9/1/21 (4)	2,000	2,191
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/25 (2)	2,965	2,413
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/25 (4)	855	993
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/26 (4)	900	1,038
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/27 (4)	1,220	1,400
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/28 (4)	1,285	1,463
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/29 (2)	355	243
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/29 (4)	1,350	1,528
Pittsburg CA Water Revenue	4.000%	8/1/19	500	514
Pittsburg CA Water Revenue	4.000%	8/1/20	680	714
Pittsburg CA Water Revenue	4.000%	8/1/21	500	535
Pittsburg CA Water Revenue	5.000%	8/1/22	250	282

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Placentia-Yorba Linda CA Unified School
District GO	4.000%	10/1/18 (4)	300	302
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/19	350	364
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/20	500	535
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/20 (4)	325	349
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/21	775	851
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/21 (4)	300	330
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/22	1,325	1,490
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/22 (4)	375	421
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/23	2,540	2,920
Placentia-Yorba Linda CA Unified School
District GO	5.000%	10/1/23 (4)	500	573
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/24	1,065	1,245
Placentia-Yorba Linda CA Unified School
District GO	5.000%	8/1/25	1,785	2,121
Pleasanton CA Unified School District GO	4.000%	8/1/34	1,050	1,123
Pleasanton CA Unified School District GO	4.000%	8/1/35	1,000	1,066
Pleasanton CA Unified School District GO	4.000%	8/1/36	800	850
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	5,550	6,327
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	495
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	520
Port of Oakland CA Revenue	5.000%	11/1/26	2,330	2,779
Port of Oakland CA Revenue	5.000%	11/1/27	1,250	1,506
Port of Oakland CA Revenue	5.000%	11/1/28	1,500	1,797
Port of Oakland CA Revenue	5.000%	11/1/29	950	1,132
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,225	2,502
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,018
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,824
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,634
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,554
Poway CA Unified School District GO	4.000%	9/1/18	450	453
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,318
Poway CA Unified School District GO	5.000%	9/1/19	980	1,019
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,153
Poway CA Unified School District GO	5.000%	9/1/20	610	651
Poway CA Unified School District GO	5.000%	9/1/21	320	351
Poway CA Unified School District GO	5.000%	9/1/22	455	510
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,750
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,608
Poway CA Unified School District GO	5.000%	9/1/26	990	1,081
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,879

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,623
Poway CA Unified School District GO	5.000%	9/1/29	1,195	1,294
Poway CA Unified School District GO	5.000%	9/1/30	2,545	2,754
Poway CA Unified School District GO	0.000%	8/1/31	1,345	862
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/20	1,165	1,219
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,062
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	860	925
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	798
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	463
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,345
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,145
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,155
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,761
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	907
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,645	1,918
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,161
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,520	2,966
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	915	1,022
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	990	1,103
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,005	1,110
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,100
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,235	1,358
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,295	1,420
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,410	1,541
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	990	1,082
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,505	1,640
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,595	1,735
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,695	1,839

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	1,971
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,800	3,228
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,718
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,598
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	1,945
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,065	6,441
Redding CA Electric System Revenue	4.000%	6/1/19	1,400	1,435
Redding CA Electric System Revenue	5.000%	6/1/20	1,120	1,192
Redding CA Electric System Revenue	5.000%	6/1/21	1,000	1,092
Redding CA Electric System Revenue	5.000%	6/1/21	400	437
Redding CA Electric System Revenue	5.000%	6/1/22	1,100	1,232
Redding CA Electric System Revenue	5.000%	6/1/22	395	442
Redding CA Electric System Revenue	5.000%	6/1/23	800	915
Redding CA Electric System Revenue	5.000%	6/1/23	500	572
Redding CA Electric System Revenue	5.000%	6/1/24	750	872
Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,163
Redding CA Electric System Revenue	5.000%	6/1/25	730	867
Redding CA Electric System Revenue	5.000%	6/1/25	830	986
Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,193
Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,632
Redding CA Electric System Revenue	5.000%	6/1/28	1,275	1,538
Redding CA Electric System Revenue	5.000%	6/1/29	1,495	1,797
Redding CA Electric System Revenue	5.000%	6/1/30	800	967
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	356
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	349
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	445
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	798
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,177
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,171
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	901
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	549
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,731

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
10	Rialto CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,228
10	Rialto CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	9/1/30	1,285	1,554
10	Rialto CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	9/1/32	470	563
10	Rialto CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	9/1/33	515	615
10	Rialto CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue	5.000%	9/1/37	3,250	3,829
	Rio CA Elementary School District Community
	Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,123
	Rio CA Elementary School District Community
	Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,114
	Rio CA Elementary School District Community
	Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,108
	Rio CA Elementary School District Community
	Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,546
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,307
	Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,054
	Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,168
	Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,610
	Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,011
	Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,022
	Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,527
	Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,608
4	Riverside CA Electric Revenue TOB VRDO	1.090%	6/7/18	2,500	2,500
	Riverside CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,437
	Riverside CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,182
	Riverside CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,314
	Riverside CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,472
	Riverside CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,186
	Riverside CA Redevelopment Successor
	Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,385
4	Riverside CA Redevelopment Successor
	Agency Tax Allocation Revenue TOB VRDO	1.160%	6/7/18 (15)	5,000	5,000
	Riverside CA Sewer Revenue	5.000%	8/1/20	1,685	1,802
	Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,195
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,426
	Riverside CA Sewer Revenue	5.000%	8/1/23	3,760	4,312
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,354
	Riverside CA Unified School District
	Financing Authority Revenue	5.000%	9/1/19	1,220	1,269
	Riverside CA Unified School District
	Financing Authority Revenue	5.000%	9/1/20	1,280	1,368
	Riverside CA Unified School District
	Financing Authority Revenue	5.000%	9/1/23	1,410	1,567
	Riverside CA Unified School District
	Financing Authority Revenue	5.000%	9/1/25	1,555	1,705

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Riverside CA Unified School District
Financing Authority Revenue	5.000%	9/1/26	1,615	1,768
Riverside CA Unified School District
Financing Authority Revenue	5.000%	9/1/27	1,710	1,872
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	3,782
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/25 (14)	6,835	5,573
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/28	500	548
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/30	1,070	1,165
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/32	1,150	1,237
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/35	1,930	2,053
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/36	2,010	2,131
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/37	1,000	1,060
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/22	1,800	2,024
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/23	2,030	2,331
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/24	1,735	2,013
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/30	9,885	11,359
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/32	10,620	12,173
Riverside County CA Public Financing
Authority Tax Allocation Revenue	4.000%	10/1/18	325	328
Riverside County CA Public Financing
Authority Tax Allocation Revenue	4.000%	9/1/19	2,560	2,631
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/19	225	235
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/20	2,665	2,847
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/20	375	401
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,791
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/21	250	274
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,045
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/22	350	392
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,795
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/33 (15)	3,535	4,091

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Riverside County CA Public Financing
	Authority Tax Allocation Revenue	5.000%	10/1/35 (15)	1,195	1,374
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	504
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,043
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,263
13	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	0.000%	10/1/22 (15)	375	353
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,481
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,181
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,330
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,695
13	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	0.000%	10/1/27 (15)	520	518
	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,354
13	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	0.000%	10/1/30 (15)	750	740
13	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	0.000%	10/1/32 (15)	590	579
13	Riverside County CA Redevelopment
	Successor Agency Tax Allocation Revenue	0.000%	10/1/37 (15)	1,015	980
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,492
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,075	4,743
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,492
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	2,000	2,328
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.000%	6/1/37	4,900	5,861
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/22	2,500	2,218
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/23	3,630	3,100
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/24	6,985	5,714
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/31	5,000	2,966
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/32	4,000	2,264
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/33	5,500	2,962
	Riverside County CA Transportation
	Commission Toll Revenue	0.000%	6/1/34	3,500	1,801
	Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,225
	Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,557

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	6,120	6,458
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/29	330	390
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	770	885
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	200	237
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	530	607
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,310	1,496
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	250	293
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,138
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	350	408
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	3,425	3,882
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	250	291
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/36	4,530	4,777
Roseville CA Financing Authority Special
Tax Revenue	3.000%	9/1/18	500	502
Roseville CA Financing Authority Special
Tax Revenue	4.000%	9/1/19	850	872
Roseville CA Financing Authority Special
Tax Revenue	4.000%	9/1/20	550	574
Roseville CA Financing Authority Special
Tax Revenue	4.000%	9/1/21	700	740
Roseville CA Financing Authority Special
Tax Revenue	4.000%	9/1/22	1,000	1,069
Roseville CA Financing Authority Special
Tax Revenue	5.000%	9/1/23	550	621
Roseville CA Financing Authority Special
Tax Revenue	5.000%	9/1/24	1,100	1,259
Roseville CA Financing Authority Special
Tax Revenue	5.000%	9/1/27	1,100	1,284
Roseville CA Financing Authority Special
Tax Revenue	5.000%	9/1/29	750	866
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/30 (4)	2,000	2,328
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/31 (4)	2,665	3,097
Roseville CA Joint Union High School
District GO	0.000%	8/1/29 (4)	3,215	2,222
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,206
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,170	2,272
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	745	834

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	210	241
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,124
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	545
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	499
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	349
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	323
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	650	745
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	285
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	569
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,311
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,438
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,501
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,185
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	3,898
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,156
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,300	1,483
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	1,957
Sacramento CA City Financing Authority
Tax Allocation Revenue	0.000%	12/1/25 (14)	5,000	3,977
Sacramento CA City Financing Authority
Tax Allocation Revenue	0.000%	12/1/27 (14)	15,815	11,559
Sacramento CA City Financing Authority
Tax Allocation Revenue	0.000%	12/1/31 (14)	5,000	3,033
Sacramento CA City Financing Authority
Tax Allocation Revenue	0.000%	12/1/34 (14)	3,990	2,090
Sacramento CA City Unified School
District GO	5.000%	7/1/20 (4)	500	534
Sacramento CA City Unified School
District GO	5.000%	7/1/21 (4)	460	504

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento CA City Unified School
District GO	5.000%	7/1/22 (4)	770	864
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	727
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,198
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,339
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,101
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	50	51
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,502
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	2,920	2,941
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	5,895	5,938
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	780	813
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	5,760	6,190
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/21	2,590	2,861
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/22	4,000	4,536
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/23	4,000	4,650
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,482
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	3,480	4,114
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	1,335	1,578
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	4,630	4,663
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	1,500	1,801
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,148
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,505	3,008
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	9,380	9,447
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,000	2,431
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	3,070	3,092
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,515	3,057
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,643
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	1,540	1,924

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,294
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,208
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	405	433
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	925	990
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	975	1,043
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	1,100	1,177
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	1,155	1,236
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/22	680	725
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/28	1,575	1,673
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/29	1,660	1,762
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/30	1,875	1,985
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/31	1,970	2,084
Sacramento CA Transportation Authority
Sales Tax Revenue	5.000%	10/1/21	2,300	2,541
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,236
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,028
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,067
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	813
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,175	1,349
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,659
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	265	266
Sacramento County CA Airport Revenue	5.000%	7/1/18 (Prere.)	330	331
Sacramento County CA Airport Revenue	5.000%	7/1/22	1,000	1,124
Sacramento County CA Airport Revenue	5.000%	7/1/22	370	416
Sacramento County CA Airport Revenue	5.000%	7/1/22	380	428
Sacramento County CA Airport Revenue	5.000%	7/1/22	345	388
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	1,735	1,740
Sacramento County CA Airport Revenue	5.000%	7/1/23	1,000	1,149
Sacramento County CA Airport Revenue	5.000%	7/1/23	500	575
Sacramento County CA Airport Revenue	5.000%	7/1/23	345	397
Sacramento County CA Airport Revenue	5.000%	7/1/23	425	488
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,790
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,170	2,176
Sacramento County CA Airport Revenue	5.000%	7/1/24	1,000	1,168
Sacramento County CA Airport Revenue	5.000%	7/1/24	745	870
Sacramento County CA Airport Revenue	5.000%	7/1/24	245	286
Sacramento County CA Airport Revenue	5.000%	7/1/24	500	584
Sacramento County CA Airport Revenue	5.000%	7/1/25	750	889
Sacramento County CA Airport Revenue	5.000%	7/1/25	775	917
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,000	1,183
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,150	1,362
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,180	1,411
Sacramento County CA Airport Revenue	5.000%	7/1/26	750	896

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,080	1,290
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,265	1,512
Sacramento County CA Airport Revenue	5.000%	7/1/27	1,000	1,210
Sacramento County CA Airport Revenue	5.000%	7/1/27	1,785	2,160
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,330
Sacramento County CA Airport Revenue	5.000%	7/1/28	755	924
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,325	1,624
Sacramento County CA Airport Revenue	5.000%	7/1/28	385	471
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	607
Sacramento County CA Airport Revenue	5.000%	7/1/29	2,265	2,749
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	607
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,571
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,100	1,328
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,325	4,012
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,250	1,509
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	601
Sacramento County CA Airport Revenue	5.000%	7/1/31	1,750	2,096
Sacramento County CA Airport Revenue	5.000%	7/1/32	665	798
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,500	1,791
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,175	1,410
Sacramento County CA Airport Revenue	5.000%	7/1/33	750	894
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,151
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,293
Sacramento County CA Airport Revenue	5.000%	7/1/36	1,250	1,479
Sacramento County CA Airport Revenue	5.000%	7/1/37	2,530	2,989
Saddleback Valley CA Unified School
District GO	4.000%	8/1/20	2,100	2,205
Saddleback Valley CA Unified School
District GO	4.000%	8/1/26	2,725	3,089
San Bernardino CA City Unified School
District GO	5.000%	8/1/20 (4)	765	817
San Bernardino CA City Unified School
District GO	5.000%	8/1/21 (4)	1,230	1,346
San Bernardino CA City Unified School
District GO	5.000%	8/1/22 (4)	1,525	1,707
San Bernardino CA City Unified School
District GO	5.000%	8/1/23 (4)	1,100	1,256
San Bernardino CA City Unified School
District GO	5.000%	8/1/24 (4)	1,400	1,595
San Bernardino CA City Unified School
District GO	5.000%	8/1/28 (4)	470	561
San Bernardino CA City Unified School
District GO	5.000%	8/1/29 (4)	550	652
San Bernardino CA City Unified School
District GO	5.000%	8/1/30 (4)	630	743
San Bernardino CA City Unified School
District GO	5.000%	8/1/31 (4)	230	270
San Bernardino CA Community College
District GO	0.000%	8/1/23 (4)	2,655	2,357
San Bernardino CA Community College
District GO	5.000%	8/1/24	4,375	5,015
San Bernardino CA Community College
District GO	5.000%	8/1/25	4,550	5,204
San Bernardino CA Community College
District GO	5.000%	8/1/26	4,150	4,735

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Bernardino CA Community College
District GO	0.000%	8/1/29	1,000	686
San Bernardino CA Community College
District GO	5.000%	8/1/29	5,000	5,807
San Bernardino CA Community College
District GO	0.000%	8/1/30	1,100	713
San Bernardino CA Community College
District GO	0.000%	8/1/31	1,000	612
San Bernardino CA Community College
District GO	5.000%	8/1/31	8,370	9,656
San Bernardino CA Community College
District GO	0.000%	8/1/32	1,100	636
San Bernardino CA Community College
District GO	0.000%	8/1/33	1,165	638
San Bernardino CA Community College
District GO	4.000%	8/1/33	5,000	5,281
San Bernardino County CA Medical Center
COP	5.500%	8/1/22 (14)	8,940	10,036
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,712
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/29	860	1,029
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/31	2,000	2,375
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/32	1,750	2,072
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/34	1,500	1,761
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/35	1,500	1,756
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/36	1,500	1,751
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/37	1,000	1,166
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/38	1,150	1,340
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	9,552
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,203
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,508
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	10,830
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,724
San Diego CA Community College District GO	5.000%	8/1/28	4,100	4,609
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,146
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,460
San Diego CA Community Facilities District
No. 1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,279
San Diego CA Community Facilities District
No. 1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,702
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,201
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	1,886

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,099
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,071
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/20	9,800	10,428
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,351
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,765	6,325
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,050	11,591
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	5,860
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,150	6,020
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	5,829
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,385
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,209
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	5,762
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,220	3,642
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,270	5,114
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,710	12,974
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,232
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,655
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,041
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,074
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,135	2,354
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,040	1,174
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,055	1,219
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,490
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	10,246
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	16,486
San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,781
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,668
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,040
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,827
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,028
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,130	1,389
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,741
San Diego CA Unified School District GO	5.000%	7/1/26	20,040	23,799

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,565	9,460
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	26,116
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,557
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,915
San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,723
San Diego CA Unified School District GO	5.000%	7/1/28	725	856
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,304
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	880
San Diego CA Unified School District GO	5.000%	7/1/29	750	883
San Diego CA Unified School District GO	5.000%	7/1/29	3,295	3,958
San Diego CA Unified School District GO	0.000%	7/1/30	2,170	1,476
San Diego CA Unified School District GO	0.000%	7/1/30	10,255	6,973
San Diego CA Unified School District GO	0.000%	7/1/30	2,000	1,342
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,700
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,471
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,619
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,408
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,218
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,079
San Diego CA Unified School District GO	5.000%	7/1/32	3,000	3,608
San Diego CA Unified School District GO	4.000%	8/1/32	1,065	1,142
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,149
San Diego CA Unified School District GO	5.000%	7/1/33	4,330	5,188
San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,146
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,206
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,624
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	3,826
San Diego CA Unified School District GO	4.000%	8/1/35	1,855	1,965
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,486
San Diego County CA COP	5.000%	10/15/24	2,125	2,508
San Diego County CA COP	5.000%	10/15/25	5,305	6,234
San Diego County CA COP	5.000%	10/15/26	2,590	3,022
San Diego County CA COP	5.000%	10/15/27	2,000	2,327
San Diego County CA COP	5.000%	10/15/28	1,400	1,624
San Diego County CA COP	5.000%	10/15/29	2,010	2,326
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	466
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	501
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	475
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	1,665	1,812
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	775	895
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,327
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,950	2,237

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,705	1,942
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/23	3,915	4,167
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/25	9,000	9,574
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	200	237
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	6,000	6,382
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/27	300	360
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	350	418
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	3,000	3,189
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/29	310	369
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30	530	628
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/31	1,250	1,478
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/32	1,000	1,179
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/33	1,305	1,533
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/34	1,000	1,172
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/35	1,000	1,167
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/36	2,750	3,201
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/37	1,655	1,922
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,477
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	4,934
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,387
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	5,936
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	30,010	31,948
San Diego County CA Water Authority
Financing Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,097
San Diego County CA Water Authority
Revenue	3.000%	5/1/21	5,000	5,174
San Diego County CA Water Authority
Revenue	5.000%	5/1/26	2,075	2,496

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego County CA Water Authority
Revenue	5.000%	5/1/30	5,000	5,428
San Diego County CA Water Authority
Revenue	5.000%	5/1/32	10,010	11,811
San Diego County CA Water Authority
Revenue	5.000%	5/1/35	13,795	16,126
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/21 (14)	6,725	7,402
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/22 (14)	7,075	8,006
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	1,987
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,595	7,052
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/36	1,825	2,165
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,112
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20 (Prere.)	9,570	10,235
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	290	326
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	690	776
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	755	849
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	780	875
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,375	6,360
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,510	2,961
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	1,885	2,101
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,045	2,276
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,581
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,888
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,732
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,491
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,567
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,619
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,790
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,747
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,029
San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,398

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,526
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,386
San Francisco CA City & County COP	4.000%	9/1/32	5,680	5,990
San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,395
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,404
San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,189
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,082
San Francisco CA City & County GO	5.000%	6/15/20	500	534
San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,931
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,430
San Francisco CA City & County GO	5.000%	6/15/26	4,010	4,589
San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,643
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,537
San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,908
San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,700
San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,695
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,266
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,266
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,325
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,100	5,569
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	1,150	1,256
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,037
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	601
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,257
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,312
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,130	6,857
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,650	1,846
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	3,035
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,060	5,797
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,070	3,517
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,775	6,405
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,102
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,245	3,789
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,071
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,090	2,481

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,115	7,258
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	1,940	2,304
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,175	2,565
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,305	2,505
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,625	8,441
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,325	8,685
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,755	2,057
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,000	1,170
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,191
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	741
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	5,045	5,460
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,141
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/26	5,865	6,996
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,242
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,718
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,012
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/35	9,980	11,546
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,104
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,705	2,836
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,960	3,103
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	461
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	2,555	2,679
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	1,000	1,048
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19	1,020	1,070
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	10,000	10,484
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/20	2,010	2,169
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21 (Prere.)	10,335	11,463

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21	1,165	1,290
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21 (Prere.)	11,000	12,201
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,730	6,437
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	9,000	10,111
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	3,020	3,393
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,617
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/22	925	1,049
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,653
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,923
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/24	1,000	1,182
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/24	4,560	5,388
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/25	6,035	7,181
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/27	1,000	1,163
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,161
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/28	10,235	11,483
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,138
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,085
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,475
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/28	5,355	6,300
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,685
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,240
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,841
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	3,510	3,907
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	12,685	14,879
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,036
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	4,230	4,907
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	2,025	2,349

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	3,470	4,025
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/31	14,015	15,631
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/31	2,000	2,343
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,145
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,463
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,220
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,148
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/32	3,000	3,503
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,396
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,421
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,583
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	2,625	3,057
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/33	6,000	7,141
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/35	7,000	8,273
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/36	8,600	9,097
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/38	1,520	1,733
San Francisco CA City & County
Redevelopment Agency Community
Facilities District No. 7 Special Tax
Revenue (Hunters Point Shipyard
Improvements)	5.000%	8/1/30	525	586
San Francisco CA City & County
Redevelopment Agency Community
Facilities District No. 7 Special Tax
Revenue (Hunters Point Shipyard
Improvements)	5.000%	8/1/33	680	749
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	228
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	138
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	174

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	139
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	136
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	508
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	992
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	305	352
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	155
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	468
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	468
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	276
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,664
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	594
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	589
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	592

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	161
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	810	955
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	874
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	528
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	644
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	829
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	458
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	521
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,159
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	1,001
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	599
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	868
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	670	773

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	762
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	640
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	804
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	758
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	255
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	684
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	458
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,031
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	400
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	714
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	893
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment
Projects)	5.000%	8/1/21	2,030	2,227
San Francisco CA City & County Unified
School District GO	5.000%	6/15/24	1,080	1,266
San Francisco CA City & County Unified
School District GO	5.000%	6/15/27	6,475	7,482
San Francisco CA City & County Unified
School District GO	5.000%	6/15/28	10,170	11,739

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Unified
School District GO	4.000%	6/15/30	1,270	1,321
San Francisco CA City & County Unified
School District GO	5.000%	6/15/31	7,965	8,436
San Francisco CA City & County Unified
School District GO	4.000%	6/15/32	5,300	5,545
San Francisco CA City & County Unified
School District GO	4.250%	6/15/33	4,000	4,220
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,801
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,451
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,412
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,859
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,889
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,312
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/19	2,000	2,037
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/20	1,020	1,061
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/21	710	754
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/22	300	335
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	7,085	8,456
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	1,330	1,584
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	5,750	6,828
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/22 (14)	570	519
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,601
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,140	6,071
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,691
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	4,902
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,684
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	4,985
San Jose CA Airport Revenue	5.000%	3/1/29	200	236
San Jose CA Airport Revenue	5.000%	3/1/30	250	294
San Jose CA Airport Revenue	5.000%	3/1/33	500	584
San Jose CA Airport Revenue	5.000%	3/1/34	500	582
San Jose CA Airport Revenue	5.000%	3/1/36	3,000	3,476
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19	2,350	2,439

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20	3,255	3,487
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,140	1,222
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,270	1,361
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/20 (Prere.)	570	612
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	800	862
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,355	1,463
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	7,545	8,302
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22	3,500	3,947
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	5,000	5,769
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24	5,000	5,868
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25	6,000	7,164
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/26	3,650	4,403
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27	2,315	2,835
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/28	1,000	1,218
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/29	1,000	1,211
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,563
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/19	1,000	1,040
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/20	1,000	1,072
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/22	500	563
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/23	400	460
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/24	500	586
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/25	440	524
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/26	775	934
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/27	750	917
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,306
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,751
San Luis & Delta Mendota CA Water
Authority Revenue	5.000%	3/1/24 (15)	855	963
San Luis & Delta Mendota CA Water
Authority Revenue	5.000%	3/1/25 (15)	970	1,085

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Luis & Delta Mendota CA Water
Authority Revenue	5.000%	3/1/26 (15)	500	558
San Luis & Delta Mendota CA Water
Authority Revenue	5.000%	3/1/27 (15)	1,070	1,189
San Luis & Delta Mendota CA Water
Authority Revenue	5.000%	3/1/28 (15)	600	666
San Luis & Delta Mendota CA Water
Authority Revenue	5.000%	3/1/33 (15)	2,790	3,068
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/25 (4)	775	912
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/26 (4)	635	755
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/27 (4)	600	723
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/28 (4)	890	1,066
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/30 (4)	750	891
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/31 (4)	1,060	1,256
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/32 (4)	850	1,003
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/33 (4)	635	746
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/35 (4)	1,000	1,168
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/36 (4)	1,325	1,542
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/37 (4)	1,750	2,036
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,905
San Marcos CA Unified School District GO	5.000%	8/1/29	2,110	2,537
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,345
San Marcos CA Unified School District GO	5.000%	8/1/30	4,020	4,816
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,288
San Marcos CA Unified School District GO	5.000%	8/1/31	3,015	3,599
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,540
San Marcos CA Unified School District GO	4.000%	8/1/32	300	326
San Marcos CA Unified School District GO	5.000%	8/1/34	3,535	4,159
San Marcos CA Unified School District GO	5.000%	8/1/35	4,000	4,689
San Marcos CA Unified School District GO	5.000%	8/1/36	3,375	3,941
San Marcos CA Unified School District GO	4.000%	8/1/37	4,000	4,265
San Marcos CA Unified School District GO	4.000%	8/1/38	9,140	9,739
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,355
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,521
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	839
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,254
San Mateo CA Union High School District GO	5.000%	9/1/30	1,285	1,472
San Mateo CA Union High School District GO	5.000%	9/1/31	715	818
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,387
San Mateo CA Union High School District GO	4.000%	9/1/33	3,540	3,791
San Mateo CA Union High School District GO	4.000%	9/1/33	1,950	2,088
San Mateo CA Union High School District GO	4.000%	9/1/35	1,585	1,684
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,370

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,216
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,463
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,380
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,152
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,313
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,465
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,249
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,070
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,335	1,505
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,737
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,365
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/20	770	807
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/20	750	800
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/21	1,385	1,519
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/22	600	652
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/22	785	883
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/23	1,520	1,678
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/23	855	985
San Mateo County CA Transportation
Authority Revenue	4.000%	6/1/24	750	836
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/24	1,250	1,464
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/25	1,245	1,483
San Mateo County CA Transportation
Authority Revenue	5.000%	6/1/31	1,365	1,589
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,029
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,689

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	926
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,115
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,250	1,422
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,010
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,100
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,548
San Rafael CA High School District GO	0.000%	8/1/26 (14)	3,280	2,635
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	4,555
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/25 (2)	1,020	832
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,278
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,297
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,770
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,837
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,916
San Ramon Valley CA Unified School
District GO	4.000%	8/1/32	2,000	2,152
San Ysidro CA School District COP	5.000%	9/1/27 (15)	100	112
San Ysidro CA School District COP	5.000%	9/1/31 (15)	200	222
San Ysidro CA School District COP	5.000%	9/1/34 (15)	200	221
San Ysidro CA School District COP	5.000%	9/1/37 (15)	320	353
San Ysidro CA School District GO	0.000%	8/1/26 (14)	4,770	3,640
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/20	700	735
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	5.000%	8/1/21	125	137
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	5.000%	8/1/22	100	113
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	5.000%	8/1/23	100	115
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	5.000%	8/1/24	130	152
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	5.000%	8/1/25	150	179
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	5.000%	8/1/26	200	241

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	5.000%	8/1/27	250	306
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/28	275	308
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/29	350	387
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/30	500	546
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/31	500	543
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/32	500	540
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/33	750	804
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South
Main Street)	5.000%	9/1/18 (14)	2,685	2,691
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,391
Santa Barbara CA Unified School District GO	4.000%	8/1/30	300	331
Santa Barbara CA Unified School District GO	4.000%	8/1/30	840	928
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,088
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,525	2,764
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	3,775	4,037
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,115	4,401
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,405	4,711
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,715	5,043
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,521
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,327
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,526
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,651
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,207
Santa Clara CA Unified School District GO	4.000%	7/1/29	6,650	7,278
Santa Clara CA Unified School District GO	4.000%	7/1/29	8,235	9,013
Santa Clara CA Unified School District GO	4.000%	7/1/30	8,800	9,525
Santa Clara CA Unified School District GO	4.000%	7/1/33	8,750	9,360
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,215	4,485
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,319
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	6,810
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,596
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,327
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,748

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,006
Santa Clara County CA GO	5.000%	8/1/28	8,830	9,867
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	710	801
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	433
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	323
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	615	690
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	660	744
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	545	648
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,200	1,424
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	520
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,024
Santa Clara Valley CA Water District COP	5.000%	6/1/20	575	613
Santa Clara Valley CA Water District COP	5.000%	6/1/21	525	576
Santa Clara Valley CA Water District COP	5.000%	6/1/22	550	619
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	863
Santa Clarita CA Community College
District GO	0.000%	8/1/29 (4)	2,480	1,771
Santa Clarita CA Community College
District GO	5.000%	8/1/32	5,450	6,030
Santa Monica CA Community College
District GO	0.000%	8/1/24	4,500	3,906
Santa Monica CA Community College
District GO	0.000%	8/1/26	11,025	8,916
Santa Monica CA Community College
District GO	4.000%	8/1/30	2,000	2,141
Santa Monica CA Community College
District GO	5.000%	8/1/30	500	613
Santa Monica CA Community College
District GO	5.000%	8/1/31	600	734
Santa Monica CA Community College
District GO	4.000%	8/1/32	2,565	2,730
Santa Monica CA Community College
District GO	5.000%	8/1/32	500	610
Santa Monica CA Community College
District GO	4.000%	8/1/33	500	547
Santa Monica CA Community College
District GO	4.000%	8/1/33	3,510	3,720
Santa Monica CA Community College
District GO	4.000%	8/1/34	635	691
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/29	200	242
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/30	250	302
Santa Monica-Malibu CA Unified School
District GO	5.000%	7/1/31	350	422
Santa Monica-Malibu CA Unified School
District GO	4.000%	8/1/31	1,600	1,737

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Santa Monica-Malibu CA Unified School
	District GO	5.000%	7/1/32	250	301
	Santa Monica-Malibu CA Unified School
	District GO	5.000%	7/1/33	250	300
	Santa Monica-Malibu CA Unified School
	District GO	4.000%	8/1/33	1,150	1,237
	Santa Monica-Malibu CA Unified School
	District GO	5.000%	7/1/34	315	376
	Santa Monica-Malibu CA Unified School
	District GO	5.000%	7/1/35	350	417
	Santa Monica-Malibu CA Unified School
	District GO	4.000%	7/1/36	430	460
	Santa Monica-Malibu CA Unified School
	District GO	4.000%	7/1/37	465	497
	Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,105
	Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,223
10	Santa Rosa CA High School District GO	5.000%	8/1/28 (4)	500	597
10	Santa Rosa CA High School District GO	5.000%	8/1/30 (4)	800	945
10	Santa Rosa CA High School District GO	5.000%	8/1/32 (4)	800	935
10	Santa Rosa CA High School District GO	5.000%	8/1/34 (4)	965	1,118
10	Santa Rosa CA High School District GO	5.000%	8/1/35 (4)	750	866
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,300	1,433
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,120	1,264
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	945	1,091
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	865	1,016
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	815	974
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	855	1,028
	Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	8,121
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,206
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,409
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,584
	Santee CA CDC Successor Agency Tax
	Allocation Revenue	4.000%	8/1/20	590	617
	Santee CA CDC Successor Agency Tax
	Allocation Revenue	4.000%	8/1/21	600	637
	Santee CA CDC Successor Agency Tax
	Allocation Revenue	5.000%	8/1/22	570	637
	Shasta-Tehama-Trinity CA Joint Community
	College District GO	5.000%	8/1/31	300	358
	Shasta-Tehama-Trinity CA Joint Community
	College District GO	5.000%	8/1/32	275	327
	Shasta-Tehama-Trinity CA Joint Community
	College District GO	4.000%	8/1/36	700	747
	Shasta-Tehama-Trinity CA Joint Community
	College District GO	4.000%	8/1/37	1,000	1,066
	Signal Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,127
	Signal Hill CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,273
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/20	350	375
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/21	725	798
	Silicon Valley CA Clean Water Wastewater
	Revenue	5.000%	8/1/24	1,000	1,177

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,175
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,142
Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,608
Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,344
Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,693
Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,887
Simi Valley CA Unified School District GO	5.000%	8/1/24	3,455	4,064
Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,333
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,378
Simi Valley CA Unified School District GO	5.000%	8/1/26	2,025	2,456
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,190
Simi Valley CA Unified School District GO	0.000%	8/1/28 (4)	4,785	3,469
Simi Valley CA Unified School District GO	4.000%	8/1/36	1,240	1,319
Simi Valley CA Unified School District GO	4.000%	8/1/37	1,320	1,403
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,120	2,289
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,655	2,864
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,520
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,445	2,780
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,113
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,393
South San Francisco CA Unified School
District GO	4.000%	9/1/33	2,010	2,153
4 South San Francisco CA Unified School
District GO TOB VRDO	0.980%	6/1/18	6,490	6,490
Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	4,500	4,592
Southern California Public Power Authority
Revenue	5.000%	7/1/23	500	510
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,760	7,953
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,645
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,316
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,420
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,343
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,336
Southern California Public Power Authority
Revenue (Canyon Power Project)	2.250%	5/1/21	38,000	38,293
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,098
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,390

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,375	2,605
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,836
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,370
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,095
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,726
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,658
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,656
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,247
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,243
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,053
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,440	6,148
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,711
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,093
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,105
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,245	2,613
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,830	5,796
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,040
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,072
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,016
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,350	1,559
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	823
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	963
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	750	891
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,340	1,584
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,762
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,311

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,717
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,808
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,699
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	3,932
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,276
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,451
Southwestern California Community College
District GO	0.000%	8/1/24	750	642
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	888
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,559
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,486
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,786
Southwestern California Community College
District GO	5.000%	8/1/28	175	212
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,189
Southwestern California Community College
District GO	5.000%	8/1/29	300	362
Southwestern California Community College
District GO	5.000%	8/1/30	300	360
Southwestern California Community College
District GO	4.000%	8/1/31	275	300
Southwestern California Community College
District GO	4.000%	8/1/32	250	272
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,079
Southwestern California Community College
District GO	4.000%	8/1/33	300	324
Southwestern California Community College
District GO	4.000%	8/1/33	2,150	2,309
Southwestern California Community College
District GO	4.000%	8/1/34	1,750	1,872
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,599
Southwestern California Community College
District GO	4.000%	8/1/36	1,200	1,280
Southwestern California Community College
District GO	4.000%	8/1/37	2,385	2,537
Southwestern California Community College
District GO	4.000%	8/1/38	1,750	1,857
14 St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	4,090
State Center California Community College
District GO	4.000%	8/1/34	1,000	1,078
State Center California Community College
District GO	4.000%	8/1/36	1,045	1,117

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
State Center California Community College
District GO	4.000%	8/1/37	1,000	1,066
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	607
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	478
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,023
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	719
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,050	1,150
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,100	1,211
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,145	1,264
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,124
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,015	1,165
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,164
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,448
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,588
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,438
Stockton CA Public Financing Authority
Water Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,183
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,874
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,749
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,330
Stockton CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,296
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,566
Stockton CA Unified School District GO	5.000%	8/1/20	930	993
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,392
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	2,966
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,238
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,347
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,570	1,749
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,136
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	681
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,075
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,759
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,124
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,326
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,529
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,364
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,060	1,216

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,157
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,384
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,360	1,561
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,464
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,566
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,133
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,090	1,246
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,161
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,045
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,169
Sweetwater CA Unified School District GO	5.000%	8/1/35	5,000	5,720
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	117
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	238
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	398
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	2.000%	12/15/18	500	501
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/19	500	517
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/20	750	787
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,585
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	800	891
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,576
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,962
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,064
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,000	1,158
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,166
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28 (4)	500	588
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29 (4)	500	585
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/30 (4)	510	595
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/31 (4)	1,000	1,163
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/32 (4)	785	911
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/33 (4)	1,650	1,907
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/34 (4)	1,705	1,964

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/35 (4)	2,620	3,007
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/36 (4)	2,765	3,164
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/37 (4)	2,350	2,687
15	Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	2,021
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	351
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	260
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	267
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	985
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	457
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	464
	Tracy CA Community Development Agency
	Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,132
	Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/19 (Prere.)	5,115	5,227
	Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	1,620	1,703
	Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,105	2,212
	Turlock CA Irrigation District Revenue	5.000%	1/1/21	2,185	2,298
	Turlock CA Irrigation District Revenue	5.000%	1/1/22	3,310	3,481
	Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,550
	Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,881
	Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,352
	Turlock CA Irrigation District Revenue	5.000%	1/1/37	5,615	6,481
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/22	1,390	1,547
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/23	750	853
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/24	760	871
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/25	2,820	3,252
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/26	2,300	2,617
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/27	3,915	4,413
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/29	3,640	4,060
	Tustin CA Unified School District Special Tax
	Revenue	5.000%	9/1/30	3,500	3,897
	Twin Rivers CA Unified School District GO	4.000%	8/1/18	625	628
	Twin Rivers CA Unified School District GO	4.000%	8/1/18	600	602
	Twin Rivers CA Unified School District GO	5.000%	8/1/19	1,645	1,709
	Twin Rivers CA Unified School District GO	5.000%	8/1/19	600	623
	Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	508
	Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	802
	Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	603
	Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	933

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	515	578
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	702
Ukiah CA Unified School District GO	0.000%	8/1/25 (14)	3,175	2,595
Union CA Elementary School District GO	0.000%	9/1/29 (14)	1,335	955
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,124
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,581
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,475
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,438
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,148
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/23 (Prere.)	14,940	17,201
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/23 (Prere.)	5,000	5,757
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/24	6,010	7,049
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/25	10,000	11,284
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/26	10,015	11,393
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/28	5,000	5,939
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/29	5,015	5,925
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/30	3,000	3,533
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/32	8,440	9,859
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/33	12,105	14,094
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/34	14,000	16,246
University of California Regents Medical
Center Pooled Revenue	5.000%	5/15/35	10,125	11,718
University of California Regents Medical
Center Pooled Revenue	4.500%	5/15/36	10,000	10,876
1 University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,121
University of California Revenue	5.000%	5/15/20	4,470	4,771
University of California Revenue	5.000%	5/15/20	8,275	8,832
University of California Revenue	5.000%	5/15/21	3,270	3,589
University of California Revenue	5.000%	5/15/21 (Prere.)	1,570	1,713
University of California Revenue	5.000%	5/15/21 (Prere.)	4,675	5,101
University of California Revenue	5.000%	5/15/21 (Prere.)	5,005	5,461
University of California Revenue	5.000%	5/15/22	3,850	4,213
University of California Revenue	5.000%	5/15/22 (Prere.)	6,540	7,342

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	University of California Revenue	5.000%	5/15/23	2,000	2,307
	University of California Revenue	5.000%	5/15/23 (Prere.)	650	747
	University of California Revenue	5.000%	5/15/23 (Prere.)	4,695	5,393
	University of California Revenue	5.000%	5/15/25	2,670	3,189
	University of California Revenue	5.000%	5/15/25	9,190	10,970
10	University of California Revenue	4.000%	5/15/27	3,820	4,336
10	University of California Revenue	4.000%	5/15/27	9,060	10,299
	University of California Revenue	5.000%	5/15/27	7,075	8,380
	University of California Revenue	5.000%	5/15/27	6,225	6,774
10	University of California Revenue	4.000%	5/15/28	7,110	8,091
10	University of California Revenue	4.000%	5/15/28	9,000	10,276
	University of California Revenue	5.000%	5/15/28	9,190	10,859
	University of California Revenue	5.000%	5/15/28	7,080	8,351
	University of California Revenue	5.000%	5/15/28	6,675	7,261
10	University of California Revenue	4.000%	5/15/29	5,485	6,175
10	University of California Revenue	4.000%	5/15/29	13,390	15,098
10	University of California Revenue	5.000%	5/15/29	2,045	2,521
10	University of California Revenue	4.000%	5/15/30	7,705	8,609
10	University of California Revenue	4.000%	5/15/30	7,500	8,380
	University of California Revenue	5.000%	5/15/30	1,085	1,291
10	University of California Revenue	5.000%	5/15/30	5,215	6,372
	University of California Revenue	5.000%	5/15/30	750	852
10	University of California Revenue	4.000%	5/15/31	5,270	5,845
	University of California Revenue	5.000%	5/15/31	2,305	2,690
	University of California Revenue	5.000%	5/15/31	15,015	18,021
	University of California Revenue	5.000%	5/15/32	8,460	9,969
	University of California Revenue	5.000%	5/15/32	10,040	12,014
	University of California Revenue	5.000%	5/15/32	7,490	8,291
	University of California Revenue	5.250%	5/15/32	5,000	5,812
	University of California Revenue	4.000%	5/15/33	12,715	13,789
	University of California Revenue	5.000%	5/15/33	5,000	5,868
	University of California Revenue	5.000%	5/15/33	6,995	8,138
	University of California Revenue	5.000%	5/15/33	15,470	17,474
	University of California Revenue	5.000%	5/15/33	12,000	14,254
	University of California Revenue	5.000%	5/15/33	5,415	6,117
	University of California Revenue	4.000%	5/15/34	10,610	11,446
	University of California Revenue	4.000%	5/15/34	10,000	10,586
	University of California Revenue	5.000%	5/15/34	6,395	7,591
	University of California Revenue	5.000%	5/15/34	3,915	4,580
	University of California Revenue	5.000%	5/15/34	15,900	17,912
	University of California Revenue	5.000%	5/15/34	12,800	15,160
	University of California Revenue	4.000%	5/15/35	10,790	11,587
	University of California Revenue	5.000%	5/15/35	5,100	6,036
	University of California Revenue	5.000%	5/15/35	1,910	2,227
	University of California Revenue	5.000%	5/15/35	11,290	13,322
	University of California Revenue	5.000%	5/15/36	5,425	6,304
	University of California Revenue	5.000%	5/15/36	15,750	18,503
	University of California Revenue	5.000%	5/15/36	6,000	7,075
	University of California Revenue	5.000%	5/15/37	5,000	5,887
10	University of California Revenue	5.000%	5/15/37	8,000	9,534
	University of California Revenue	5.000%	5/15/37	15,410	18,090
	University of California Revenue	5.000%	5/15/37	3,500	4,121
10	University of California Revenue	5.000%	5/15/38	5,000	5,949
	University of California Revenue PUT	1.400%	5/15/21	4,800	4,700

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of California Revenue PUT	5.000%	5/15/23	52,095	59,845
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,199
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/22	500	541
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/23	900	986
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/25	1,030	1,153
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/27	1,470	1,673
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/28	1,530	1,756
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/30	1,450	1,661
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/31	1,390	1,589
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/33	1,160	1,314
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/34	1,000	1,128
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/35	2,025	2,070
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/36	1,000	1,019
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	669
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	865	985
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,525
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,587
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,664
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,366
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,363
Ventura County CA Community College
District GO	5.000%	8/1/25	1,915	2,101
Ventura County CA Community College
District GO	5.000%	8/1/27	2,205	2,415
Ventura County CA Community College
District GO	0.000%	8/1/28	15,000	11,129
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,354
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,124
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,243
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,401

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	531
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	355
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	448
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,990	6,971
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	403
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	313
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	294
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	290
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	375
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	457
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	679
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,600
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,098
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	288
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	411
Washington Township CA Health Care
District GO	5.000%	8/1/23	170	195
Washington Township CA Health Care
District GO	4.000%	8/1/24	625	695
Washington Township CA Health Care
District GO	5.000%	8/1/25	1,425	1,694
Washington Township CA Health Care
District GO	5.000%	8/1/26	1,395	1,678
Washington Township CA Health Care
District Revenue	4.000%	7/1/18	325	326
Washington Township CA Health Care
District Revenue	4.000%	7/1/19	445	453
Washington Township CA Health Care
District Revenue	5.000%	7/1/19	500	515
Washington Township CA Health Care
District Revenue	4.000%	7/1/20	375	388
Washington Township CA Health Care
District Revenue	5.000%	7/1/20	465	490
Washington Township CA Health Care
District Revenue	5.000%	7/1/21	350	377
Washington Township CA Health Care
District Revenue	4.000%	7/1/22	540	571
Washington Township CA Health Care
District Revenue	5.000%	7/1/22	725	794
Washington Township CA Health Care
District Revenue	5.000%	7/1/23	400	444
Washington Township CA Health Care
District Revenue	5.000%	7/1/23	570	633

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington Township CA Health Care
District Revenue	5.000%	7/1/24	750	841
Washington Township CA Health Care
District Revenue	5.000%	7/1/24	610	684
Washington Township CA Health Care
District Revenue	4.000%	7/1/25	650	694
Washington Township CA Health Care
District Revenue	5.000%	7/1/25	775	876
Washington Township CA Health Care
District Revenue	5.000%	7/1/26	785	891
Washington Township CA Health Care
District Revenue	5.000%	7/1/26	1,270	1,441
Washington Township CA Health Care
District Revenue	5.000%	7/1/26	900	1,013
Washington Township CA Health Care
District Revenue	5.000%	7/1/27	430	489
Washington Township CA Health Care
District Revenue	5.000%	7/1/27	930	1,057
Washington Township CA Health Care
District Revenue	5.000%	7/1/29	1,005	1,140
Washington Township CA Health Care
District Revenue	5.000%	7/1/29	665	754
Washington Township CA Health Care
District Revenue	6.000%	7/1/29	1,000	1,034
Washington Township CA Health Care
District Revenue	5.000%	7/1/30	1,540	1,743
Washington Township CA Health Care
District Revenue	4.000%	7/1/32	1,000	1,022
Washington Township CA Health Care
District Revenue	5.000%	7/1/32	2,340	2,634
Washington Township CA Health Care
District Revenue	5.000%	7/1/33	2,175	2,439
Washington Township CA Health Care
District Revenue	4.000%	7/1/34	2,970	3,013
Washington Township CA Health Care
District Revenue	4.000%	7/1/36	1,935	1,954
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,010	2,267
West Contra Costa CA Unified School
District GO	5.000%	8/1/20	250	268
West Contra Costa CA Unified School
District GO	6.000%	8/1/26	5,000	6,395
West Contra Costa CA Unified School
District GO	0.000%	8/1/28 (14)	6,400	4,613
West Contra Costa CA Unified School
District GO	0.000%	8/1/30 (14)	6,235	4,133
West Contra Costa CA Unified School
District GO	5.000%	8/1/30	3,425	3,938
West Contra Costa CA Unified School
District GO	5.000%	8/1/31	5,690	6,536
West Contra Costa CA Unified School
District GO	5.000%	8/1/32	5,560	6,376
West Contra Costa CA Unified School
District GO	5.000%	8/1/32	1,825	2,124

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
West Contra Costa CA Unified School
District GO	0.000%	8/1/33 (12)	2,650	1,541
West Contra Costa CA Unified School
District GO	5.000%	8/1/33	3,265	3,736
West Contra Costa CA Unified School
District GO	5.000%	8/1/33	915	1,061
West Contra Costa CA Unified School
District GO	5.000%	8/1/33	1,020	1,183
West Contra Costa CA Unified School
District GO	5.000%	8/1/34	2,010	2,326
West Contra Costa CA Unified School
District GO	5.000%	8/1/34	1,070	1,238
West Contra Costa CA Unified School
District GO	5.000%	8/1/35	1,400	1,615
West Contra Costa CA Unified School
District GO	5.000%	8/1/35	1,000	1,154
Western CA Municipal Water District
Revenue PUT	1.500%	10/1/20	2,350	2,326
Western Placer CA Unified School
District COP	3.000%	8/1/21 (4)	500	516
Western Placer CA Unified School
District COP	3.000%	8/1/23 (4)	600	626
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	885	961
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	755	819
Western Placer CA Unified School District GO	4.000%	8/1/32 (15)	920	992
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	990	1,056
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	545	582
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	1,025	1,089
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	630	669
Western Placer CA Unified School District GO	4.000%	8/1/36 (15)	1,070	1,131
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	823
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	765	858
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,118
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,389
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,835	2,064
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,217
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,585	1,776
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,194
Yucaipa Valley CA Water District Water
System Revenue	5.000%	9/1/18	500	504
Yucaipa Valley CA Water District Water
System Revenue	5.000%	9/1/19	1,020	1,062
				13,669,323
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	790
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,204
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,625

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/20	540	565
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/21	400	426
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/22	500	539
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/28	2,115	2,267
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/29	5,035	5,438
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	4,000	4,299
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/35	4,450	4,684
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/36	1,450	1,545
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,735
Guam Power Authority Revenue	5.000%	10/1/26	1,810	1,973
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,587
				28,677
Total Tax-Exempt Municipal Bonds (Cost $13,417,809)				13,698,000

				Amount
				($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard				726
Receivables for Investment Securities Sold				5,250
Receivables for Accrued Income				140,035
Receivables for Capital Shares Issued				13,881
Variation Margin Receivable—Futures Contracts				294
Other Assets				639
Total Other Assets				160,825
Liabilities
Payables for Investment Securities Purchased				(192,467)
Payables for Capital Shares Redeemed				(10,291)
Payables for Distributions				(7,380)
Payables to Vanguard				(6,681)
Variation Margin Payable—Futures Contracts				(1,000)
Total Liabilities				(217,819)
Net Assets (100%)				13,641,006

California Intermediate-Term Tax-Exempt Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	13,386,314
Undistributed Net Investment Income	137
Accumulated Net Realized Losses	(25,582)
Unrealized Appreciation (Depreciation)
Investment Securities	280,191
Futures Contracts	(54)
Net Assets	13,641,006

Investor Shares—Net Assets
Applicable to 135,074,602 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,570,951
Net Asset Value Per Share—Investor Shares	$11.63

Admiral Shares—Net Assets
Applicable to 1,037,815,894 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,070,055
Net Asset Value Per Share—Admiral Shares	$11.63

• See Note A in Notes to Financial Statements.
1 Securities with a value of $2,872,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 4.500% coupon rate will be effective August 2023.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $155,619,000, representing 1.1% of net assets.
5 5.000% coupon rate will be effective February 2023.
6 5.700% coupon rate will be effective January 2024.
7 5.800% coupon rate will be effective January 2024.
8 5.900% coupon rate will be effective January 2024.
9 5.500% coupon rate will be effective January 2024.
10 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
11 5.875% coupon rate will be effective August 2023.
12 4.000% coupon rate will be effective February 2021.
13 5.000% coupon rate will be effective October 2021.
14 4.000% coupon rate will be effective August 2023.
15 4.300% coupon rate will be effective August 2019.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	2,055	436,142	509

Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(1,022)	(123,087)	(274)
30-Year U.S. Treasury Bond	September 2018	(469)	(68,064)	(263)
5-Year U.S. Treasury Note	September 2018	(319)	(36,331)	(9)
Ultra 10-Year U.S. Treasury Note	September 2018	(75)	(9,626)	(17)
				(563)
				(54)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	185,188
Total Income	185,188
Expenses
The Vanguard Group—Note B
Investment Advisory Services	866
Management and Administrative—Investor Shares	1,198
Management and Administrative—Admiral Shares	3,914
Marketing and Distribution—Investor Shares	181
Marketing and Distribution—Admiral Shares	448
Custodian Fees	62
Shareholders’ Reports and Proxy—Investor Shares	18
Shareholders’ Reports and Proxy—Admiral Shares	29
Trustees’ Fees and Expenses	4
Total Expenses	6,720
Net Investment Income	178,468
Realized Net Gain (Loss)
Investment Securities Sold	(2,509)
Futures Contracts	(5,422)
Realized Net Gain (Loss)	(7,931)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(75,736)
Futures Contracts	1,504
Change in Unrealized Appreciation (Depreciation)	(74,232)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,305

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	178,468	320,289
Realized Net Gain (Loss)	(7,931)	(10,634)
Change in Unrealized Appreciation (Depreciation)	(74,232)	275,391
Net Increase (Decrease) in Net Assets Resulting from Operations	96,305	585,046
Distributions
Net Investment Income
Investor Shares	(21,433)	(41,380)
Admiral Shares	(157,432)	(277,425)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(178,865)	(318,805)
Capital Share Transactions
Investor Shares	(90,597)	4,005
Admiral Shares	900,669	1,199,133
Net Increase (Decrease) from Capital Share Transactions	810,072	1,203,138
Total Increase (Decrease)	727,512	1,469,379
Net Assets
Beginning of Period	12,913,494	11,444,115
End of Period[1]	13,641,006	12,913,494

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $137,000 and $534,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.70	$11.42	$11.79	$11.78	$11.32	$11.92
Investment Operations
Net Investment Income	.152[1]	.303[1]	.307	.331	.355	.373
Net Realized and Unrealized Gain (Loss)
on Investments	(. 070)	. 278	(. 370)	. 010	. 460	(. 600)
Total from Investment Operations	. 082	. 581	(. 063)	. 341	. 815	(. 227)
Distributions
Dividends from Net Investment Income	(.152)	(. 301)	(. 307)	(. 331)	(. 355)	(. 373)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.152)	(. 301)	(. 307)	(. 331)	(. 355)	(. 373)
Net Asset Value, End of Period	$11.63	$11.70	$11.42	$11.79	$11.78	$11.32

Total Return[2]	0.71%	5.12%	-0.62%	2.93%	7.29%	-1.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,571	$1,673	$1,631	$1,509	$1,444	$1,227
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.58%	2.56%	2.81%	3.06%	3.24%
Portfolio Turnover Rate	14%	11%	16%	17%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.70	$11.42	$11.79	$11.78	$11.32	$11.92
Investment Operations
Net Investment Income	.157[1]	.314[1]	.319	.340	.364	.382
Net Realized and Unrealized Gain (Loss)
on Investments	(. 069)	. 279	(. 370)	. 010	. 460	(. 600)
Total from Investment Operations	. 088	. 593	(. 051)	. 350	. 824	(. 218)
Distributions
Dividends from Net Investment Income	(.158)	(.313)	(.319)	(.340)	(.364)	(.382)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.158)	(. 313)	(. 319)	(. 340)	(. 364)	(. 382)
Net Asset Value, End of Period	$11.63	$11.70	$11.42	$11.79	$11.78	$11.32

Total Return[2]	0.76%	5.22%	-0.52%	3.01%	7.37%	-1.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,070	$11,240	$9,813	$8,746	$7,240	$5,652
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.68%	2.66%	2.89%	3.14%	3.32%
Portfolio Turnover Rate	14%	11%	16%	17%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $726,000, representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,698,000	—
Futures Contracts—Assets[1]	294	—	—
Futures Contracts—Liabilities[1]	(1,000)	—	—
Total	(706)	13,698,000	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2017, the fund had available capital losses $16,793,000 to offset future net capital gains. Of this amount, $7,075,000 is subject to expiration dates; $990,000 may be used to offset future net capital gains through November 30, 2018, and $6,085,000 through November 30, 2019. Capital losses of $9,718,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2018, the cost of investment securities for tax purposes was $13,420,225,000. Net unrealized appreciation of investment securities for tax purposes was $277,775,000, consisting of unrealized gains of $339,125,000 on securities that had risen in value since their purchase and $61,350,000 in unrealized losses on securities that had fallen in value since their purchase.

California Intermediate-Term Tax-Exempt Fund

E. During the six months ended May 31, 2018, the fund purchased $1,805,695,000 of investment securities and sold $903,553,000 of investment securities, other than U.S. government securities and temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $386,935,000 and $347,428,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		May 31, 2018	November 30, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	258,252	22,137	489,631	41,769
Issued in Lieu of Cash Distributions	18,727	1,611	36,165	3,085
Redeemed	(367,576)	(31,621)	(521,791)	(44,773)
Net Increase (Decrease)—Investor Shares	(90,597)	(7,873)	4,005	81
Admiral Shares
Issued	1,994,229	171,461	3,125,968	267,074
Issued in Lieu of Cash Distributions	118,763	10,220	209,413	17,858
Redeemed	(1,212,323)	(104,277)	(2,136,248)	(183,801)
Net Increase (Decrease)—Admiral Shares	900,669	77,404	1,199,133	101,131

At May 31, 2018, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCITX	VCLAX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.60%	2.67%

Financial Attributes
		Bloomberg	Bloomberg
		Barclays CA	Barclays
		Muni Bond	Municipal
	Fund	Index Bond Index
Number of
Bonds	920	7,641	53,136
Yield to Maturity
(before
expenses)	2.6%	2.4%	2.7%
Average Coupon	4.4%	4.6%	4.7%
Average Duration	6.9 years	5.9 years	5.8 years
Average Stated
Maturity	17.3 years	13.7 years	12.9 years
Short-Term
Reserves	2.1%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays CA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.20	1.24

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.8%
1 - 3 Years	2.7
3 - 5 Years	3.0
5 - 10 Years	6.7
10 - 20 Years	43.6
20 - 30 Years	36.2
Over 30 Years	4.0

Distribution by Credit Quality (% of portfolio)
AAA	6.4%
AA	69.8
A	14.8
BBB	6.7
B	0.4
Not Rated	1.9

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratios were 0.18% for Investor Shares and 0.09% for Admiral Shares.

California Long-Term Tax-Exempt Fund

Investment Focus

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
				Bloomberg
				Barclays CA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.13%	-11.08%	-6.95%	-5.18%
2009	4.96	7.75	12.71	13.21
2010	4.36	0.27	4.63	5.80
2011	4.51	2.09	6.60	7.49
2012	4.30	8.90	13.20	11.80
2013	3.64	-7.60	-3.96	-2.92
2014	4.07	6.72	10.79	9.32
2015	3.62	0.41	4.03	3.30
2016	3.25	-3.80	-0.55	-0.55
2017	3.45	3.77	7.22	5.71
2018	1.64	-0.83	0.81	0.95
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	3.65%	3.52%	3.99%	0.71%	4.70%
Admiral Shares	11/12/2001	3.75	3.62	4.07	0.71	4.78

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
California (99.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,066
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,540
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,226
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,404
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32 (4)	1,000	1,174
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,709
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	30,375	18,531
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/35	1,000	1,120
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/36	1,000	1,117
Alameda CA Corridor Transportation
Authority Revenue	4.000%	10/1/37 (4)	1,870	1,951
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/37	6,700	7,487
Alameda County CA Unified School
District GO	0.000%	8/1/24 (4)	3,510	3,012
Alameda County CA Unified School
District GO	0.000%	8/1/29 (4)	5,000	3,551
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/21 (Prere.)	950	1,052
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/36	3,795	4,213

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/41	1,275	1,382
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,447
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/46	3,255	3,532
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,337
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	10,345
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,025	4,622
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,000	4,593
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	125	144
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/23 (Prere.)	2,350	2,725
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	5,020	5,480
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	8,010	8,718
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	5,055	5,461
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	5,000	5,254
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,049
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	25,260	28,027
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	20,000	22,781
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	1,500	1,463
Brentwood CA Infrastructure Financing
Authority Revenue	5.000%	9/2/28 (4)	2,130	2,429
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	8,020	5,834
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,600
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	29
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	2,565	3,099
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,975	4,663
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,515	4,273

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,140	2,545
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,188
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,472
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	740	777
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	5.250%	6/1/30	1,125	1,233
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,295
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,619
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/22 (Prere.)	1,775	2,005
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	1,225	1,356
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,263
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,681
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,890	6,674
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,335
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	40	48
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	3,700	4,764
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,425	8,579
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,790	4,981
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	5,310
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	9,000	12,001
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/21 (Prere.)	610	695
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	640	724
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	3,420	3,463
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	1.080%	6/7/18	7,388	7,388
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,671
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,609
California GO	5.250%	8/1/18 (Prere.)	5,115	5,147
California GO	6.000%	4/1/19 (Prere.)	7,495	7,777

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	6.500%	4/1/19 (Prere.)	17,870	18,607
California GO	6.000%	8/1/19 (14)	140	141
California GO	5.000%	4/1/20	1,460	1,500
California GO	5.000%	9/1/20	5,000	5,373
California GO	5.000%	9/1/21	11,000	12,133
California GO	5.000%	11/1/23	7,000	8,110
California GO	5.000%	5/1/24	3,000	3,501
California GO	5.000%	11/1/24	6,695	7,880
California GO	5.000%	3/1/25	7,000	7,386
California GO	5.000%	3/1/26	1,600	1,887
California GO	5.000%	3/1/27	9,000	10,577
California GO	3.500%	8/1/27	9,000	9,903
California GO	5.250%	10/1/27	5,000	5,534
California GO	5.100%	11/1/27	1,475	1,593
California GO	5.000%	3/1/28	10,000	11,718
California GO	5.000%	8/1/28	2,875	3,393
California GO	5.000%	8/1/28	6,460	7,729
California GO	4.000%	9/1/28	6,000	6,605
California GO	5.000%	9/1/28	5,930	7,106
California GO	5.000%	10/1/29	1,400	1,461
California GO	5.000%	10/1/29	10,000	11,304
California GO	5.000%	10/1/29	4,000	4,735
California GO	5.250%	10/1/29	4,700	4,920
California GO	5.250%	3/1/30	10,000	10,626
California GO	4.500%	8/1/30	15	15
California GO	5.000%	8/1/30	3,225	3,832
California GO	5.000%	8/1/30	21,110	25,463
California GO	5.250%	9/1/30	6,000	6,613
California GO	5.750%	4/1/31	15,875	16,404
California GO	5.000%	8/1/31	9,460	11,069
California GO	5.000%	8/1/31	14,040	16,884
California GO	5.000%	9/1/31	1,800	1,969
California GO	5.000%	9/1/31	8,390	9,950
California GO	5.000%	10/1/31	4,500	5,211
California GO	5.000%	11/1/31	5,000	6,033
California GO	4.000%	8/1/32	10,000	10,801
California GO	4.000%	9/1/32	7,500	8,112
California GO	5.000%	9/1/32	2,775	3,284
California GO	5.000%	9/1/32	1,045	1,143
California GO	5.000%	10/1/32	8,790	10,163
California GO	5.000%	2/1/33	2,615	2,928
California GO	6.000%	3/1/33	7,000	7,514
California GO	6.500%	4/1/33	15,130	15,730
California GO	5.000%	8/1/33	5,000	5,889
California GO	5.000%	8/1/33	2,635	3,030
California GO	5.000%	10/1/33	4,000	4,614
California GO	5.250%	4/1/35	5,000	5,541
California GO	4.000%	8/1/35	10,000	10,689
California GO	4.000%	9/1/35	9,575	10,248
California GO	5.000%	10/1/35	7,500	8,732
California GO	5.000%	11/1/35	3,750	4,462
California GO	6.000%	11/1/35	5,000	5,304
California GO	4.000%	8/1/36	10,000	10,659
California GO	5.000%	9/1/36	8,500	9,411

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	4/1/37	5,000	5,586
California GO	6.000%	4/1/38	13,695	14,178
California GO	5.250%	8/1/38	4,885	4,913
California GO	5.000%	10/1/39	7,615	8,708
California GO	5.500%	11/1/39	3,690	3,886
California GO	6.000%	11/1/39	2,700	2,862
California GO	5.500%	3/1/40	11,500	12,218
California GO	5.000%	10/1/41	5,000	5,456
California GO	5.000%	4/1/42	2,000	2,190
California GO	5.000%	9/1/42	8,515	9,410
California GO	5.000%	2/1/43	6,265	6,958
California GO	5.000%	4/1/43	6,500	7,243
California GO	5.000%	11/1/43	12,425	14,007
California GO	5.000%	12/1/43	5,335	6,024
California GO	5.000%	5/1/44	5,000	5,662
California GO	5.000%	8/1/45	11,735	13,399
California GO	5.000%	8/1/46	10,000	11,563
California GO	5.000%	11/1/47	2,000	2,349
California GO VRDO	0.440%	6/1/18 LOC	500	500
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,362
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,300	1,358
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,274
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	5,000	5,241
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,193
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,709
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,610
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,055	6,003
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,877
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,781
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,000	5,246
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,826
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42	7,500	8,434
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	6.500%	11/1/38	3,000	3,217
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange
County)	5.250%	11/1/41	4,025	4,443
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,185

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,452
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,772
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,815	8,688
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,944
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,161
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,108
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,673
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	7,884
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	7,080	8,696
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	14,591
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/47	11,800	15,719
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,120
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.060%	6/7/18	3,665	3,665
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.080%	6/7/18	21,700	21,700
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/43	5,300	5,876
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/55	7,000	7,907
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	11/15/56	12,000	13,665
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,138
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,240
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,093
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,621
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,510	2,797
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	729
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,791

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,668
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,033
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,740
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,025	6,863
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,812
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,015	10,374
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,920	4,324
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,776
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,305
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/29	5,070	6,135
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	4.000%	11/15/40	10,000	10,424
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,510
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,476
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,222
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	4,000	4,363
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,500	1,797
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,000	1,194
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,747
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/42	7,400	7,683
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,182
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	24,932
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	26,000	29,813
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	4,700	5,439
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	1.070%	6/7/18	6,000	6,000
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	3,420	4,091

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	5,040	6,215
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,143
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,025	3,600
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	5,879
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,273
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,100	6,824
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.550%	6/1/18 LOC	6,100	6,100
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	4.000%	5/15/40	5,415	5,659
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/28	1,220	1,430
California Infrastructure & Economic
Development Bank Revenue (Science
Center Phase II Project)	5.000%	5/1/29	1,290	1,502
California Infrastructure & Economic
Development Bank Revenue (University
of California)	5.000%	5/15/47	5,000	5,864
California Infrastructure & Economic
Development Bank Revenue (University
of California)	5.000%	5/15/52	5,000	5,836
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/19 (Prere.)	11,000	11,293
California Municipal Finance Authority
Mobile Home Park Revenue (Caritas
Affordable Housing Inc. Projects)	4.000%	8/15/42	1,000	1,011
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/23	1,275	1,475
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/33	2,120	2,441
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/34	1,340	1,537
California Municipal Finance Authority
Revenue (Anaheim Water System Project
Revenue)	4.000%	10/1/34	4,560	4,819
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,194

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (Azusa Pacific University)	5.000%	4/1/41	4,000	4,288
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/33	625	724
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/38	1,255	1,361
California Municipal Finance Authority
Revenue (Biola University)	5.000%	10/1/42	2,500	2,708
California Municipal Finance Authority
Revenue (Channing House Project)	5.000%	5/15/47	3,500	3,983
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/28	1,800	2,082
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/31	2,370	2,704
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/40	5,000	5,498
California Municipal Finance Authority
Revenue (Community Hospitals of Central
California Obligated Group)	5.000%	2/1/47	9,200	10,107
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/32	750	852
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,750	1,973
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,800	2,010
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/42	5,250	5,832
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,777
California Municipal Finance Authority
Revenue (Eisenhower Medical Center)	4.000%	7/1/47	5,000	5,076
California Municipal Finance Authority
Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,075
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/35	690	748
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.250%	11/1/41	5,000	5,525
California Municipal Finance Authority
Revenue (NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,937
California Municipal Finance Authority
Revenue (Pomona College)	5.000%	1/1/48	5,250	6,214
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/29	390	460
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/30	275	325
California Municipal Finance Authority
Revenue (Retirement Housing Foundation
Obligated Group)	5.000%	11/15/31	2,160	2,569

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Municipal Finance Authority
Revenue (University of La Verne)	5.250%	6/1/20 (ETM)	2,420	2,589
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,792
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,457
California Pollution Control Financing
Authority Revenue (Pacific Gas & Electric
Co.) VRDO	0.500%	6/1/18 LOC	23,605	23,605
California Pollution Control Financing
Authority Water Furnishing Revenue (San
Diego County Water Authority Desalination
Project Pipeline)	5.000%	11/21/45	1,480	1,506
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	4.000%	8/1/47	5,000	5,162
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	5.000%	8/1/47	5,000	5,702
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/29	7,095	8,533
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,325
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/19 (Prere.)	6,000	6,225
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	8,250	8,577
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,804
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,444
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,470	3,838
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	4/1/31	1,000	1,181
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/31	2,500	2,953
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,329
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,677
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,612
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,480
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,366
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,688
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,532
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,379
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	3,280	3,393

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	5.000%	11/1/30	10,650	12,659
California State University Systemwide
Revenue	5.000%	11/1/30	2,500	2,961
California State University Systemwide
Revenue	5.000%	11/1/31	7,000	8,134
California State University Systemwide
Revenue	5.000%	11/1/31	5,150	6,101
California State University Systemwide
Revenue	5.000%	11/1/32	7,000	8,120
California State University Systemwide
Revenue	5.000%	11/1/32	6,535	7,726
California State University Systemwide
Revenue	4.000%	11/1/37	1,875	1,982
California State University Systemwide
Revenue	5.000%	11/1/37	3,750	4,150
California State University Systemwide
Revenue	5.000%	11/1/37	10,000	10,842
California State University Systemwide
Revenue	4.000%	11/1/38	1,385	1,463
California State University Systemwide
Revenue	5.000%	11/1/38	4,040	4,666
California State University Systemwide
Revenue	5.000%	11/1/42	1,355	1,466
California State University Systemwide
Revenue	5.000%	11/1/43	1,810	2,077
California State University Systemwide
Revenue	5.000%	11/1/47	6,105	7,110
California State University Systemwide
Revenue	5.000%	11/1/47	8,620	9,862
California State University Systemwide
Revenue PUT	3.000%	11/1/19	7,000	7,073
California Statewide Communities
Development Authority Revenue (899
Charleston Project)	5.250%	11/1/44	1,000	1,064
California Statewide Communities
Development Authority Revenue (899
Charleston Project)	5.375%	11/1/49	2,300	2,462
California Statewide Communities
Development Authority Revenue (Adventist
Health System/West)	5.000%	3/1/27	2,035	2,374
California Statewide Communities
Development Authority Revenue (Adventist
Health System/West)	5.000%	3/1/31	4,745	5,438
California Statewide Communities
Development Authority Revenue (Adventist
Health System/West)	5.000%	3/1/45	4,315	4,772
California Statewide Communities
Development Authority Revenue (Buck
Institute for Age Research)	5.000%	11/15/29 (4)	940	1,069
California Statewide Communities
Development Authority Revenue (Buck
Institute for Age Research)	5.000%	11/15/44 (4)	5,500	6,093

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue (Buck
Institute for Age Research)	5.000%	11/15/49 (4)	1,000	1,104
California Statewide Communities
Development Authority Revenue (Cottage
Health System Obligated Group)	5.000%	11/1/39	310	345
California Statewide Communities
Development Authority Revenue (Cottage
Health System Obligated Group)	5.000%	11/1/40	7,200	7,582
California Statewide Communities
Development Authority Revenue (Cottage
Health System Obligated Group)	5.000%	11/1/43	13,705	15,207
California Statewide Communities
Development Authority Revenue (Covenant
Retirement Communities Inc.)	5.625%	12/1/36	4,000	4,545
California Statewide Communities
Development Authority Revenue (Daughters
of Charity Health System)	5.750%	7/1/30	5,000	4,937
California Statewide Communities
Development Authority Revenue (Daughters
of Charity Health System)	5.750%	7/1/35	1,515	1,495
California Statewide Communities
Development Authority Revenue (Episcopal
Communities & Services)	5.000%	5/15/42	2,500	2,677
California Statewide Communities
Development Authority Revenue (Episcopal
Communities & Services)	5.000%	5/15/47	2,000	2,138
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/43	1,500	1,711
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/44	5,800	6,419
California Statewide Communities
Development Authority Revenue
(Huntington Memorial Hospital)	5.000%	7/1/48	7,000	7,955
California Statewide Communities
Development Authority Revenue
(John Muir Health)	5.000%	8/15/46	1,525	1,731
California Statewide Communities
Development Authority Revenue
(John Muir Health)	5.000%	8/15/51	3,000	3,393
California Statewide Communities
Development Authority Revenue
(John Muir Health)	5.000%	12/1/53	2,500	2,861
California Statewide Communities
Development Authority Revenue
(John Muir Health)	5.000%	12/1/57	3,775	4,314
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.000%	4/1/42	15,465	16,872
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/34	680	791

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/35	800	928
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/36	780	903
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/37	520	600
California Statewide Communities
Development Authority Revenue
(Marin General Hospital)	5.000%	8/1/38	500	576
California Statewide Communities
Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/46	1,600	1,766
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.250%	8/15/31	2,500	2,762
California Statewide Communities
Development Authority Revenue
(Sutter Health)	5.000%	8/15/32	11,000	12,107
California Statewide Communities
Development Authority Revenue
(The Culinary Institute of America Project)	5.000%	7/1/41	800	886
California Statewide Communities
Development Authority Revenue
(Trinity Health)	5.000%	12/1/41	11,025	12,123
California Statewide Communities
Development Authority Senior Living
Revenue (Southern California Presbyterian
Homes)	7.250%	11/15/41	3,000	3,211
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,289
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/30	3,500	3,994
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/32	2,500	2,834
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC - UCI East
Campus Apartments Phase II)	5.000%	5/15/40	4,445	4,973
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	628
Carlsbad CA Unified School District GO	4.000%	5/1/33	685	744
Carlsbad CA Unified School District GO	4.000%	5/1/34	690	744
Centinela Valley CA Union High School
District GO	6.000%	8/1/23 (Prere.)	3,000	3,618
Centinela Valley CA Union High School
District GO	4.000%	8/1/50 (4)	3,000	3,116

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,427
Ceres CA Unified School District GO	5.000%	8/1/51 (15)	5,000	5,714
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,249
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,280
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	944
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,713
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	3,986
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,010	1,060
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,588
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,001
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,346
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,297
3 Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,605
3 Citrus CA Community College District GO	0.000%	8/1/37	2,475	2,190
3 Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,902
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,000	1,162
Clovis CA Wastewater System Revenue	5.000%	8/1/38 (15)	2,220	2,577
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,882
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,321
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,162
Contra Costa CA Community College
District GO	5.000%	8/1/38	3,600	4,024
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/29	1,350	1,635
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/34	1,970	2,210
Cotati-Rohnert Park CA Unified School
District GO	5.000%	8/1/44 (4)	3,000	3,337
2 Cotati-Rohnert Park CA Unified School
District GO TOB VRDO	1.160%	6/7/18 (15)	3,505	3,505
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,402
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,502
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/37	1,150	1,282
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,325	3,849
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,736
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/45	4,315	5,061
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	1,825	1,901
East Bay CA Regional Park District GO	5.000%	9/1/25	175	182
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/39	2,030	2,349
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,300	5,611
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	3,991

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,177
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,306
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,796
El Camino CA Healthcare District GO	4.000%	8/1/34	5,000	5,331
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,532
Encinitas CA Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/27	1,000	1,090
Escondido CA GO	5.000%	9/1/30	2,030	2,379
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,818
Evergreen CA School District Election GO	4.000%	8/1/39	330	347
4 Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/33	530	583
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/37	2,000	2,200
4 Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/38	845	921
4 Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/48	1,675	1,809
Foothill-De Anza CA Community College
District GO	0.000%	8/1/22 (14)	3,850	3,535
Foothill-De Anza CA Community College
District GO	0.000%	8/1/23 (14)	3,590	3,207
Foothill-De Anza CA Community College
District GO	0.000%	8/1/25 (14)	2,390	2,018
5 Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/42	9,000	8,080
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.500%	1/15/43	2,200	2,578
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	5.750%	1/15/46	13,500	15,375
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	6.000%	1/15/53	6,675	7,755
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/35 (4)	1,000	1,143
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,555
Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,241
Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,061
Gilroy CA Unified School District GO	4.000%	8/1/37	1,000	1,058
Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,267
Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	8,333
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	4,080	4,649
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	10,000	7,412
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,660
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	10,000	11,266
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,832
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,392
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,254
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	3,943

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,191
Imperial CA Irrigation District Electric
Revenue	5.000%	11/1/32	2,765	3,219
Imperial CA Irrigation District Electric
Revenue	4.000%	11/1/34	3,000	3,209
Imperial CA Irrigation District Electric
Revenue	5.000%	11/1/45	4,010	4,531
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	5,926
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/32 (15)	1,000	1,161
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/34 (15)	600	691
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/38 (15)	500	571
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/37	265	296
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/42	400	446
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/47	1,000	1,110
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/51	1,000	1,107
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.430%	6/1/18 LOC	5,550	5,550
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,165
Kern County CA GO	5.750%	2/1/19 (Prere.)	2,000	2,056
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,193
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,577
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,165
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,457
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,950
Livermore Valley CA Water Financing
Authority Revenue	5.000%	7/1/30	625	748
Livermore Valley CA Water Financing
Authority Revenue	4.000%	7/1/43	3,000	3,163
Livermore Valley CA Water Financing
Authority Revenue	5.000%	7/1/47	4,000	4,621
4 Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/32 (4)	1,640	1,978
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,684
Long Beach CA Community College
District GO	0.000%	8/1/34	2,520	1,439
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	3.000%	11/15/26	1,800	1,826

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.000%	11/15/29	1,190	1,394
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.000%	11/15/35	1,340	1,614
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.500%	11/15/37	3,090	3,946
Long Beach CA Finance Authority Tax
Revenue	5.500%	8/1/26 (2)	7,570	8,749
Long Beach CA Finance Authority Tax
Revenue	5.500%	8/1/31 (2)	4,215	5,138
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,716
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,268
Long Beach CA Harbor Revenue	5.000%	5/15/47	4,955	5,732
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,468
Los Angeles CA Community College
District GO	5.250%	8/1/20 (Prere.)	5,000	5,386
Los Angeles CA Community College
District GO	5.000%	8/1/28	3,510	4,095
Los Angeles CA Community College
District GO	4.000%	8/1/29	1,250	1,387
Los Angeles CA Community College
District GO	5.000%	8/1/30	5,500	6,382
Los Angeles CA Community College
District GO	4.000%	8/1/31	1,700	1,857
Los Angeles CA Community College
District GO	4.000%	8/1/32	1,655	1,826
Los Angeles CA Community College
District GO	4.000%	8/1/33	3,500	3,732
Los Angeles CA Community College
District GO	4.000%	8/1/33	1,075	1,179
Los Angeles CA Community College
District GO	4.000%	8/1/36	2,300	2,487
Los Angeles CA Community College
District GO	4.000%	8/1/37	5,000	5,244
Los Angeles CA Community College
District GO	4.000%	8/1/41	5,000	5,360
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,349
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,314
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	15,502
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,388
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,245
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,621
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,000	1,172
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,079
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/25	4,070	4,149

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	5,000	5,836
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/30	2,000	2,435
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/31	1,355	1,600
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/32	7,000	7,021
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	2,500	2,873
Los Angeles CA Department of Water &
Power Revenue	5.375%	7/1/34	3,000	3,065
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/35	3,500	3,997
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	4,715	5,544
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	10,000	11,032
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	5,000	5,362
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	3,750	4,362
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	1,700	2,022
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	4,675	5,493
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	1,545	1,702
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	12,365	13,601
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	1,750	2,025
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	2,500	2,935
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/38	1,890	1,896
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/39	4,000	4,536
Los Angeles CA Department of Water &
Power Revenue	5.250%	7/1/39	2,000	2,174
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/40	2,000	2,306
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/41	5,000	5,842
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/42	4,500	5,181
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	10,150	11,123
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	5,000	5,479
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	5,000	5,605
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44	13,950	15,753

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/46	2,500	2,864
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,158
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,578
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	2,854
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,544
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,656
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,521
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,196
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,307
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,000	2,469
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,885
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,311
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,775	3,402
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,172
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,663
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,316
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,000	1,206
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	3,904
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	2,992
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,635	1,949
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,494
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,173
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,093
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,010	2,394
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,780
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,000	5,896
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,899
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,195
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/37	2,750	3,019
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/42	5,940	6,501
Los Angeles County CA Public Works
Financing Authority Revenue	5.500%	10/1/18 (4)	315	319
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,636
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	2,000
Los Rios CA Community College District GO	4.000%	8/1/34	4,500	4,854
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	4,554
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,962
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	5,945
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	4,960

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	M-S-R California Public Power Agency
	Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	3,375	3,543
	Manhattan Beach CA Unified School
	District GO	5.000%	9/1/40	1,400	1,667
	Manhattan Beach CA Unified School
	District GO	5.000%	9/1/41	1,735	2,059
	Manhattan Beach CA Unified School
	District GO	5.000%	9/1/42	1,000	1,185
	Manhattan Beach CA Unified School
	District GO	5.000%	9/1/42	1,645	1,949
	Manhattan Beach CA Unified School
	District GO	5.000%	9/1/43	1,550	1,834
	Manhattan Beach CA Unified School
	District GO	5.000%	9/1/43	2,910	3,442
	Marin CA Community College District GO	4.000%	8/1/35	700	750
	Marin CA Community College District GO	4.000%	8/1/38	1,500	1,601
	Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,237
	Marina Coast Water District California
	Enterprise Revenue	5.000%	6/1/37	4,085	4,658
	Metropolitan Water District of Southern
	California Revenue	5.000%	7/1/31	3,000	3,106
	Metropolitan Water District of Southern
	California Revenue	5.000%	10/1/33	6,000	6,631
	Metropolitan Water District of Southern
	California Revenue	5.000%	7/1/34	5,000	5,850
	Metropolitan Water District of Southern
	California Revenue	5.000%	10/1/35	2,855	3,146
	Metropolitan Water District of Southern
	California Revenue	5.000%	7/1/40	4,500	5,194
	Milpitas CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,455
	Milpitas CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,641
	Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	1,000	1,003
	Modesto CA Irrigation District Financing
	Authority Electric Revenue	5.000%	10/1/40	6,000	6,679
	Modesto CA Irrigation District Financing
	Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	5,270	5,782
	Moreno Valley CA Community Redevelopment
	Agency Successor Agency Tax Allocation
	Revenue	5.000%	8/1/31	1,660	1,961
4	Moreno Valley CA Unified School District
	Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,811
	Morgan Hill CA Unified School District GO	4.000%	8/1/47	3,000	3,184
	Mountain View-Whisman CA School
	District COP	4.000%	6/1/30	675	723
	Mountain View-Whisman CA School
	District COP	4.000%	6/1/32	1,500	1,598
[4,6]	Napa Valley CA Unified School District GO	0.000%	8/1/33	2,500	2,489
[4,6]	Napa Valley CA Unified School District GO	0.000%	8/1/34	2,000	1,898
	New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,463
	New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,302
	Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,720

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,037
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,228
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	533
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,021
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	489
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	3,310	3,323
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,595	1,772
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,137
Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,830	2,096
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/25	1,825	1,945
Northstar Community Services District
California Community Facilities District
No. 1 Special Tax Revenue	5.000%	9/1/26	1,995	2,114
Norwalk-La Mirada CA Unified School
District GO	4.000%	8/1/47	5,030	5,254
Novato CA Unified School District GO	5.000%	8/1/28	800	926
Oakland CA GO	5.000%	1/15/29	1,640	1,902
Oakland CA GO	5.000%	1/15/31	3,550	3,810
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	1,000	1,148
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,264
Oakland CA Unified School District GO	5.000%	8/1/40	500	568
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,702
Ohlone CA Community College District GO	4.000%	8/1/41	5,000	5,267
Pajaro Valley CA Unified School District GO	5.000%	8/1/43	5,000	5,861
Pajaro Valley CA Unified School District GO	4.000%	8/1/46	5,000	5,270
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/28 (15)	1,100	1,311
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	4.250%	9/2/22	200	218
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.000%	9/2/26	1,000	1,100
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,457
Palomar CA Community College District GO	4.000%	8/1/45	3,000	3,145
Palomar Pomerado Health California COP	6.000%	11/1/20 (Prere.)	3,800	4,191
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,308
Palomar Pomerado Health California GO	5.000%	8/1/34	500	569
Palomar Pomerado Health California GO	4.000%	8/1/35	4,000	4,190
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,436
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,402
Palomar Pomerado Health California Revenue	5.000%	11/1/42	3,000	3,245
Palomar Pomerado Health California Revenue	5.000%	11/1/47 (4)	4,000	4,543
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,209
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,397

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/19 (2)	1,800	1,759
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/21 (2)	2,920	2,716
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/22 (2)	4,125	3,717
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/24 (2)	1,000	845
Pittsburg CA Water Revenue	5.000%	8/1/28	585	711
Pleasanton CA Unified School District GO	4.000%	8/1/42	7,300	7,719
Poway CA Unified School District GO	5.000%	9/1/25	1,825	2,003
Poway CA Unified School District GO	5.000%	9/1/27	2,040	2,220
Poway CA Unified School District GO	5.000%	9/1/31	1,365	1,474
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,956
Poway CA Unified School District GO	0.000%	8/1/33	990	584
Poway CA Unified School District GO	5.000%	9/1/33	990	1,065
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,575
Poway CA Unified School District GO	5.000%	9/1/36	615	660
Poway CA Unified School District GO	0.000%	8/1/46	10,000	3,161
1 Poway CA Unified School District GO	0.000%	8/1/51	10,000	2,527
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,200	1,254
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,330	2,429
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	890
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,622
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,143
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,340	2,726
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,465	4,011
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,780	2,054
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,760	1,994
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,070
Redding CA Electric System Revenue	5.000%	6/1/30	1,665	1,997
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,165
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	695

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,695
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,903
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	8,618
2 Riverside CA Electric Revenue TOB VRDO	1.090%	6/7/18	2,800	2,800
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,586
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,965
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,056
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,499
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/44	10,090	10,624
Riverside County CA Public Financing
Authority Lease Revenue	5.000%	11/1/33	5,000	5,724
Riverside County CA Public Financing
Authority Lease Revenue	5.250%	11/1/40	5,000	5,793
Riverside County CA Public Financing
Authority Lease Revenue	5.250%	11/1/45	8,000	9,234
Riverside County CA Public Financing
Authority Tax Allocation Revenue	5.000%	10/1/32 (15)	820	953
2 Riverside County CA Public Financing
Authority Tax Allocation Revenue TOB VRDO	1.160%	6/7/18 (15)	2,420	2,420
Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,562
7 Riverside County CA Redevelopment
Successor Agency Tax Allocation Revenue	0.000%	10/1/41 (15)	2,000	1,923
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,148
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,484
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	1,052
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,534
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,217
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	4,500	4,749
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	7,883
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,635	1,781
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,460	2,840
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,383
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/39	500	569
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/43	1,190	1,351

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,112
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,208
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	1,912
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	3,660	3,834
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,294
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,315
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,335
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,618
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/36	1,370	1,445
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/42	3,125	3,291
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	601
Sacramento County CA Airport Revenue	5.000%	7/1/33	1,500	1,784
Sacramento County CA Airport Revenue	5.000%	7/1/34	1,225	1,457
Sacramento County CA Airport Revenue	5.000%	7/1/34	2,000	2,370
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,515	2,981
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,000	2,363
Sacramento County CA Airport Revenue	5.000%	7/1/38	1,330	1,569
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,500	8,603
Sacramento County CA Airport Revenue	5.000%	7/1/41	5,770	6,583
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,161
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,615
San Bernardino CA City Unified School
District GO	5.000%	8/1/27 (4)	1,060	1,197
San Bernardino CA City Unified School
District GO	0.000%	8/1/35 (4)	5,900	3,135
San Bernardino CA City Unified School
District GO	0.000%	8/1/36 (4)	5,000	2,538
San Bernardino CA City Unified School
District GO	4.000%	8/1/42 (4)	4,500	4,722
San Bernardino CA Community College
District GO	0.000%	8/1/44	15,000	5,158
San Bernardino CA Community College
District GO	5.000%	8/1/45	3,500	3,943
San Bernardino CA Community College
District GO	0.000%	8/1/48	17,770	5,218
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,458
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,305
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,754
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,473

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Community College District GO	0.000%	8/1/36	8,000	4,314
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,741
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,215
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,251
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,230
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,622
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	5,970
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	5,841
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,022
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,273
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,778
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,020
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	976
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	675
San Diego CA Unified School District GO	4.000%	7/1/32	5,525	6,064
San Diego CA Unified School District GO	0.000%	7/1/34	3,500	1,936
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,293
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,638
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,347
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,413
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	3,447
San Diego CA Unified School District GO	4.000%	7/1/47	12,500	13,181
San Diego CA Unified School District GO	0.000%	7/1/49	1,000	301
San Diego County CA COP	5.000%	10/15/28	1,445	1,677
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/26	4,000	4,254
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/28	3,200	3,402
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/34	2,715	2,877
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/40	3,000	3,170
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/42	4,000	4,631
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/43	3,540	3,947
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/47	5,000	5,768
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,801
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/37	1,500	1,649
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/38	2,000	2,198
San Diego County CA Water Authority
Revenue	5.000%	5/1/30	5,000	5,931
San Diego County CA Water Authority
Revenue	5.000%	5/1/36	8,350	9,735

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,175
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,815
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,349
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,154
San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,003
San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,343
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,623
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,637
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,146
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,165
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	8,775
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,683
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	15,930	18,266
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	7,000	8,123
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	4,000	4,696
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,103
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,257
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,414
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21 (Prere.)	5,000	5,546
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,205	1,337
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,100	1,220
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,617
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	4,000	4,494
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	5/1/22 (Prere.)	950	1,067
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	10/1/29	12,680	14,198
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/29	5,000	6,014
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,215
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,632
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,099

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,658
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	1,305	1,492
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/33	1,370	1,562
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/35	11,000	13,000
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/35	1,860	2,058
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/36	4,000	4,603
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/39	8,000	8,432
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/43	10,000	10,968
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,114
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,130
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,144
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,398
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	973
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	3,922
San Francisco CA City & County Unified
School District GO	5.250%	6/15/19 (Prere.)	4,000	4,153
San Francisco CA City & County Unified
School District GO	5.000%	6/15/32	8,365	8,853
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,000	8,270
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	5,102
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,045	4,919
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,511
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,010	10,902
San Jose CA Airport Revenue	5.000%	3/1/42	2,500	2,884

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	2,750	2,977
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	850	920
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/35	4,030	4,760
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,616
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/32	10,000	11,593
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,360
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,781
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,741
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	4,025
San Luis Obispo County CA Community
College District GO	5.000%	8/1/28	890	1,046
San Luis Obispo County CA Community
College District GO	5.000%	8/1/32	1,395	1,617
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/29 (4)	760	907
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/34 (4)	1,100	1,288
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	2,835	3,123
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	5,620	6,191
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,602
San Marcos CA Unified School District GO	4.000%	8/1/33	3,500	3,778
San Marcos CA Unified School District GO	5.000%	8/1/35	5,000	5,861
San Marcos CA Unified School District GO	5.000%	8/1/36	2,000	2,336
8 San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	4,374
San Mateo County CA Joint Powers
Financing Authority Lease Revenue (Capital
Project Program)	5.000%	7/1/21 (14)	3,500	3,769
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,688
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,250
San Mateo County CA Mid-Peninsula Water
District COP	4.000%	12/1/46	2,000	2,086
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,407
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,238
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	1,999
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,132
San Ramon Valley CA Unified School
District GO	4.000%	8/1/34	3,445	3,638
San Ysidro CA School District COP	5.000%	9/1/47 (15)	2,045	2,217
Santa Ana CA College Improvement District
No. 1 Rancho Santiago Community
College GO	4.000%	8/1/41	2,000	2,105

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,230
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	843
Santa Barbara CA Unified School District GO	4.000%	8/1/31	775	854
Santa Barbara CA Unified School District GO	4.000%	8/1/31	500	551
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,376
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,000	4,278
Santa Clara CA Unified School District GO	4.000%	7/1/41	5,000	5,279
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	746
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	624
Santa Clarita CA Community College
District GO	4.000%	8/1/41	6,850	7,235
Santa Monica CA Community College
District GO	4.000%	8/1/31	3,000	3,200
Santa Monica CA Community College
District GO	4.000%	8/1/35	1,000	1,084
Santa Monica CA Community College
District GO	4.000%	8/1/36	1,250	1,350
Santa Monica-Malibu CA Unified School
District GO	4.000%	7/1/38	400	427
4 Santa Rosa CA High School District GO	5.000%	8/1/36 (4)	550	633
4 Santa Rosa CA High School District GO	5.000%	8/1/37 (4)	470	540
4 Santa Rosa CA High School District GO	5.000%	8/1/39 (4)	1,125	1,291
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,418
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,112
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,462
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,689
Simi Valley CA Unified School District GO	4.000%	8/1/35	1,230	1,314
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	995	1,073
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,495	2,690
Solano County CA Community College
District GO	5.000%	8/1/36	1,750	2,059
Solano County CA Community College
District GO	5.000%	8/1/37	1,050	1,234
Sonoma-Marin Area Rail Transportation
District California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	3,877
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,316
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,239
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,167
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,236
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Southern California Water Replenishment
	District Financing Authority Revenue	5.000%	8/1/41	8,000	9,151
	Southwestern California Community College
	District GO	4.000%	8/1/34	375	403
	Southwestern California Community College
	District GO	5.000%	8/1/44	7,045	7,956
	Southwestern California Community College
	District GO	4.000%	8/1/47	3,000	3,133
	State Center CA Community College
	District GO	5.000%	8/1/28	5,275	6,221
	State Center CA Community College
	District GO	4.000%	8/1/42	2,315	2,453
	Stockton CA Public Financing Authority
	Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,141
	Stockton CA Public Financing Authority
	Water Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,550
	Stockton CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	4,796
	Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,790
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,385
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,408
	Suisun City CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,436
	Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,801
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,500	2,877
	Temecula CA Development Agency Successor
	Agency Tax Allocation Revenue	5.000%	12/15/38 (4)	3,115	3,564
9	Temecula Valley CA Unified School
	District GO	0.000%	8/1/35 (15)	3,000	3,044
10	Temecula Valley CA Unified School
	District GO	0.000%	8/1/37 (15)	3,785	3,854
	Torrance CA Hospital Revenue (Torrance
	Memorial Medical Center)	5.000%	9/1/40	3,000	3,141
	Tulare County CA Transportation Authority
	Sales Tax Revenue	4.000%	2/1/34	1,540	1,585
	Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,149
	Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,710
	Tustin CA Community Facilities District
	Special Tax Revenue	5.000%	9/1/37	1,000	1,133
	Tustin CA Unified School District Special
	Tax Revenue	5.000%	9/1/31	3,000	3,328
	Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	790	790
	Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,839
	Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,624
	Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,715
	Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,211
	Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,877
	University of California Regents Medical
	Center Pooled Revenue	5.000%	5/15/35	1,760	2,037
	University of California Regents Medical
	Center Pooled Revenue	5.000%	5/15/41	20,000	22,992

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/44	7,500	7,758
University of California Revenue	5.000%	5/15/21 (Prere.)	2,230	2,433
University of California Revenue	5.000%	5/15/21 (Prere.)	1,560	1,702
University of California Revenue	5.000%	5/15/23 (Prere.)	1,550	1,781
University of California Revenue	5.000%	5/15/23 (Prere.)	2,325	2,671
University of California Revenue	5.000%	5/15/28	3,450	3,939
University of California Revenue	5.000%	5/15/29	2,035	2,425
University of California Revenue	5.000%	5/15/31	2,000	2,363
University of California Revenue	5.000%	5/15/32	7,925	9,253
University of California Revenue	5.000%	5/15/32	1,000	1,178
University of California Revenue	5.000%	5/15/33	2,675	3,022
University of California Revenue	4.000%	5/15/34	5,000	5,331
University of California Revenue	4.000%	5/15/34	7,000	7,551
University of California Revenue	4.000%	5/15/34	7,000	7,410
4 University of California Revenue	5.000%	5/15/34	4,820	5,786
University of California Revenue	5.000%	5/15/34	2,975	3,227
University of California Revenue	4.000%	5/15/35	5,000	5,369
4 University of California Revenue	5.000%	5/15/35	7,000	8,376
University of California Revenue	5.000%	5/15/35	2,080	2,253
University of California Revenue	5.000%	5/15/36	5,250	6,190
University of California Revenue	5.250%	5/15/37	3,500	4,029
University of California Revenue	5.000%	5/15/38	10,000	11,201
University of California Revenue	5.000%	5/15/40	50	50
University of California Revenue	5.000%	5/15/40	5,000	5,710
University of California Revenue	5.000%	5/15/41	10,230	11,800
University of California Revenue	5.000%	5/15/42	5,000	5,844
University of California Revenue	4.000%	5/15/46	13,205	13,827
University of California Revenue	5.000%	5/15/47	1,000	1,162
University of California Revenue	5.000%	5/15/47	15,000	17,402
University of California Revenue	5.000%	5/15/52	8,000	9,234
University of California Revenue PUT	5.000%	5/15/23	6,500	7,467
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/42	5,000	5,055
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/47	4,000	4,433
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,273
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	858
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	1,120	1,137
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,256
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,503
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,516
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,228
Walnut Valley CA Unified School District GO	0.000%	8/1/36	1,000	497
Washington Township CA Health Care
District GO	5.500%	8/1/40	5,000	5,814
Washington Township CA Health Care
District Revenue	5.000%	7/1/33	1,080	1,211
Washington Township CA Health Care
District Revenue	4.000%	7/1/35	2,170	2,195

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
West Contra Costa CA Unified School
District GO	5.250%	8/1/21 (Prere.)	7,000	7,765
West Contra Costa CA Unified School
District GO	0.000%	8/1/32 (14)	7,650	4,603
West Contra Costa CA Unified School
District GO	5.000%	8/1/40	3,000	3,425
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,280
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,003
Western Placer CA Unified School District
COP	4.000%	8/1/41 (4)	2,000	2,083
Western Placer CA Unified School District GO	5.000%	8/1/42 (15)	6,350	7,327
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	675	792
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,168
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	4,913
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,219
Yucaipa Valley CA Water District Water
System Revenue	5.000%	9/1/27	1,000	1,157
				4,001,807
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,155
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,102
				6,257
Total Tax-Exempt Municipal Bonds (Cost $3,853,691)				4,008,064

				Amount
				($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard				214
Receivables for Investment Securities Sold				1,975
Receivables for Accrued Income				38,256
Receivables for Capital Shares Issued				1,098
Variation Margin Receivable—Futures Contracts				189
Other Assets				447
Total Other Assets				42,179
Liabilities
Payables for Investment Securities Purchased				(33,292)
Payables for Capital Shares Redeemed				(2,474)
Payables for Distributions				(3,714)
Payables to Vanguard				(2,788)
Variation Margin Payable—Futures Contracts				(273)
Total Liabilities				(42,541)
Net Assets (100%)				4,007,702

California Long-Term Tax-Exempt Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	3,886,127
Undistributed Net Investment Income	160
Accumulated Net Realized Losses	(32,957)
Unrealized Appreciation (Depreciation)
Investment Securities	154,373
Futures Contracts	(1)
Net Assets	4,007,702

Investor Shares—Net Assets
Applicable to 41,621,193 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	499,440
Net Asset Value Per Share—Investor Shares	$12.00

Admiral Shares—Net Assets
Applicable to 292,363,509 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,508,262
Net Asset Value Per Share—Admiral Shares	$12.00

• See Note A in Notes to Financial Statements.
1 Securities with a value of $868,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $47,478,000, representing 1.2% of net assets.
3 5.000% coupon rate will be effective February 2023.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
5 6.850% coupon rate will be effective January 2024.
6 4.000% coupon rate will be effective February 2021.
7 5.000% coupon rate will be effective October 2021.
8 6.700% coupon rate will be effective September 2028.
9 4.500% coupon rate will be effective August 2019.
10 4.625% coupon rate will be effective August 2019.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	283	60,062	6
5-Year U.S. Treasury Note	September 2018	228	25,967	30
Ultra 10-Year U.S. Treasury Note	September 2018	189	24,257	236
				272

Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(291)	(35,047)	(77)
Ultra Long U.S. Treasury Bond	September 2018	(143)	(22,809)	(139)
30-Year U.S. Treasury Bond	September 2018	(15)	(2,177)	(57)
				(273)
				(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	68,363
Total Income	68,363
Expenses
The Vanguard Group—Note B
Investment Advisory Services	259
Management and Administrative—Investor Shares	360
Management and Administrative—Admiral Shares	1,189
Marketing and Distribution—Investor Shares	50
Marketing and Distribution—Admiral Shares	111
Custodian Fees	19
Shareholders’ Reports and Proxy—Investor Shares	9
Shareholders’ Reports and Proxy—Admiral Shares	11
Trustees’ Fees and Expenses	1
Total Expenses	2,009
Net Investment Income	66,354
Realized Net Gain (Loss)
Investment Securities Sold	(600)
Futures Contracts	(1,340)
Realized Net Gain (Loss)	(1,940)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(31,850)
Futures Contracts	352
Change in Unrealized Appreciation (Depreciation)	(31,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,916

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,354	126,202
Realized Net Gain (Loss)	(1,940)	10,183
Change in Unrealized Appreciation (Depreciation)	(31,498)	121,883
Net Increase (Decrease) in Net Assets Resulting from Operations	32,916	258,268
Distributions
Net Investment Income
Investor Shares	(8,037)	(15,357)
Admiral Shares	(58,421)	(110,135)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(66,458)	(125,492)
Capital Share Transactions
Investor Shares	17,795	13,831
Admiral Shares	118,268	241,094
Net Increase (Decrease) from Capital Share Transactions	136,063	254,925
Total Increase (Decrease)	102,521	387,701
Net Assets
Beginning of Period	3,905,181	3,517,480
End of Period[1]	4,007,702	3,905,181

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $160,000 and $264,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.10	$11.66	$12.12	$12.07	$11.31	$12.24
Investment Operations
Net Investment Income	.196[1]	.396[1]	.410	.428	.442	.450
Net Realized and Unrealized Gain (Loss)
on Investments	(. 099)	. 438	(. 460)	. 050.760		(. 930)
Total from Investment Operations	.097	.834	(.050)	.478	1.202	(.480)
Distributions
Dividends from Net Investment Income	(.197)	(. 394)	(. 410)	(. 428)	(. 442)	(. 450)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.197)	(. 394)	(. 410)	(. 428)	(. 442)	(. 450)
Net Asset Value, End of Period	$12.00	$12.10	$11.66	$12.12	$12.07	$11.31

Total Return[2]	0.81%	7.22%	-0.55%	4.03%	10.79%	-3.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$499	$486	$455	$425	$397	$390
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.29%	3.31%	3.55%	3.75%	3.86%
Portfolio Turnover Rate	14%	16%	18%	17%	14%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.10	$11.66	$12.12	$12.07	$11.31	$12.24
Investment Operations
Net Investment Income	. 202[1]	.408[1]	.423	.438	.451	.459
Net Realized and Unrealized Gain (Loss)
on Investments	(.100)	. 438	(. 460)	. 050.760		(. 930)
Total from Investment Operations	.102	.846	(.037)	.488	1.211	(.471)
Distributions
Dividends from Net Investment Income	(. 202)	(. 406)	(. 423)	(. 438)	(. 451)	(. 459)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 202)	(. 406)	(. 423)	(. 438)	(. 451)	(. 459)
Net Asset Value, End of Period	$12.00	$12.10	$11.66	$12.12	$12.07	$11.31

Total Return[2]	0.86%	7.33%	-0.45%	4.12%	10.87%	-3.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,508	$3,419	$3,062	$2,909	$2,674	$2,314
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.37%	3.39%	3.41%	3.63%	3.83%	3.94%
Portfolio Turnover Rate	14%	16%	18%	17%	14%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $214,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,008,064	—
Futures Contracts—Assets[1]	189	—	—
Futures Contracts—Liabilities[1]	(273)	—	—
Total	(84)	4,008,064	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2017, the fund had available capital losses totaling $29,508,000 to offset future net capital gains of $12,571,000 through November 30, 2018, and $16,937,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2018, the cost of investment securities for tax purposes was $3,855,553,000. Net unrealized appreciation of investment securities for tax purposes was $152,511,000, consisting of unrealized gains of $164,473,000 on securities that had risen in value since their purchase and $11,962,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2018, the fund purchased $488,628,000 of investment securities and sold $267,845,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $168,853,000 and $101,743,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

California Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		May 31, 2018	November 30, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	65,519	5,446	121,897	10,151
Issued in Lieu of Cash Distributions	6,975	582	13,372	1,110
Redeemed	(54,699)	(4,550)	(121,438)	(10,145)
Net Increase (Decrease)—Investor Shares	17,795	1,478	13,831	1,116
Admiral Shares
Issued	367,433	30,546	654,121	54,583
Issued in Lieu of Cash Distributions	37,814	3,154	72,146	5,991
Redeemed	(286,979)	(23,914)	(485,173)	(40,663)
Net Increase (Decrease)—Admiral Shares	118,268	9,786	241,094	19,911

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2017	5/31/2018	Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,005.54	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,007.12	$0.95
Admiral Shares	1,000.00	1,007.59	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,008.11	$0.90
Admiral Shares	1,000.00	1,008.59	0.45
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.98	$0.96
Admiral Shares	1,000.00	1,024.48	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.03	$0.91
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216,
Incorporated by Reference.